[The American Funds(SM) Insurance Series]
AMERICAN VARIABLE INSURANCE SERIES

1999 Annual Report
for the year ended November 30 and
the month ended December 31

[cover illustration:  close up of red apple]
BACK TO BASICS


AMERICAN VARIABLE INSURANCE SERIES

AMERICAN VARIABLE INSURANCE SERIES(R) is the underlying investment vehicle for the American Legacy variable annuities and other insurance products.

The investment adviser for American Variable Insurance Series is Capital Research and Management Company. For more than six decades, Capital has invested with a long-term focus based on thorough research and attention to risk.

Portfolio Listings Begin on Page:
20    Global Growth Fund
25    Global Small Capitalization Fund
30    Growth Fund
35    International Fund
41    New World Fund
45    Growth-Income Fund
51    Asset Allocation Fund
59    Bond Fund
67    High-Yield Bond Fund
75    U.S. Government/AAA-Rated Securities Fund
79    Cash Management Fund

This report shows investment results for Class 1 and Class 2 shares of the funds in American Variable Insurance Series. Class 2 shares began operations on April 30, 1997. Results that encompass periods prior to that date assume a hypothetical investment in Class 1 shares, and include deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. UNIT PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF, OR GUARANTEED BY, A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES, ESPECIALLY IN DEVELOPING COUNTRIES, IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS OR POLITICAL INSTABILITY. HIGH-YIELD BONDS ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL, AS IS MORE FULLY DESCRIBED IN THE PROSPECTUS.


FELLOW INVESTORS:

This annual report of American Variable Insurance Series covers an unusual time frame - the 13 months from December 1, 1998, to December 31, 1999. This was done to accommodate a one-month shift in the close of the series' fiscal year, from November 30, the current fiscal close, to December 31, the new fiscal year-end. Since we are required to report returns for both periods, we have combined the two reporting periods in a single publication to reduce printing and mailing costs.

The funds in the series serve as the underlying investment vehicles for the American Legacy variable annuities and other insurance products.

TECHNOLOGY STOCKS SKYROCKET

Global equity markets closed out the millennium with much fanfare, having made considerable progress during the year. Investor fears of Y2K computer glitches took a back seat to even greater fears of missing out on a boom in so-called "new economy" investments - namely, technology and telecommunications stocks. Beneficiaries ran the gamut from such established global companies as Cisco Systems, Nokia, Oracle and Mannesmann to virtually any stock with "dot-com" in its name.

Although we have tended to avoid highly volatile Internet issues, we have been enthusiastic for some time about the prospects for technology, media and telecommunications companies, the most successful of which are harnessing the potential of the Internet. All three industries are well-represented throughout the portfolios. As a result, the rally proved advantageous for the series' stock funds; most posted outstanding results for the period.

Largely on the strength of the technology surge, most major stock markets around the world ended the 13-month period substantially higher than where they began. The unmanaged Standard & Poor's 500 Composite Index, a widely used proxy for large U.S. stocks, rose 28.3% with dividends reinvested. Smaller U.S. stocks, as measured by the Russell 2000 Index, gained 28.8%, rebounding from depressed levels. International stocks did even better, appreciating 32.4%, as tracked by the Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index.

[Begin Sidebar]
MOST OF THE SERIES' STOCK FUNDS POSTED OUTSTANDING RESULTS FOR THE PERIOD. [End Sidebar]

It should be noted that these broad advances, however welcome, occurred within an unusually narrow range of securities. The run-up in technology stocks obscured steep declines in most other sectors - such as banking, utilities and insurance - which were hobbled by rising interest rates in the U.S. and Europe. Indeed, the divergence between the best- and worst-performing sectors of the market has widened considerably in recent years: Notwithstanding the 28.3% increase in the S&P 500, about half of the stocks in the index actually declined during the 13 months. That disparity generally held true for international markets as well and signals caution in the year ahead.

GLOBAL ECONOMIES BRIGHTEN, MERGERS QUICKEN THEIR PACE

The rise in interest rates was a byproduct of renewed vigor in many of the world's economies, with Asia's turnaround taking center stage. Although Asia's recovery is still fragile, investors were encouraged by corporate restructuring efforts and government commitments to enforce accountability, particularly within their banking systems. In Japan, U.S. investors received an extra boost from a strengthening currency; stock prices rose 39.9% in yen, but 68.1% when translated into U.S. dollars./1/ Elsewhere in Asia, Taiwan rose by 36.3%, India by 103.0% and Singapore by 96.9%. South Korea gained an astounding 163.7%, albeit from a severely depressed base.

/1/Country returns are based on MSCI indexes for the 13-month period, expressed in dollar terms and assume reinvestment of dividends.

European markets tended to be lackluster by comparison, hampered by stubbornly high unemployment and disappointment in the weakening of the euro, the common currency, against the dollar and the yen. Still, Europe appears to be on the brink of an economic revival, and pockets of investor optimism have already emerged. In France, for example, consumer confidence lifted stock prices 35.1%; in Germany, a pick-up in manufacturing pushed up stock prices 23.6%. Finland (+199.4%) was Europe's biggest gainer, although virtually all of that increase came from Nokia, the world's leading wireless phone maker, which represents more than 90% of that country's market capitalization. The United Kingdom, meanwhile, returned a respectable 16.0% as the government attempts to keep economic growth on an even keel.

Throughout the world, the pace of merger activity again set records, particularly in the telecommunications sector. In a flurry of empire-building worthy of the royal dynasties of Europe, service providers are rushing to link up not only with each other, but with technology firms and cable television operators as they compete to lead the next wave of the communications revolution. In recent months alone, Vodafone AirTouch, itself the product of a merger earlier in the year, made a bid for German-based Mannesmann, which is in the process of acquiring yet another wireless operator, Orange of the U.K. AT&T, meanwhile, has added cable companies Tele-Communications and MediaOne to its domain; Microsoft, which bought a large stake in AT&T, just announced a joint venture with Ericsson, the Swedish telecommunications equipment giant, to develop Internet access, e-mail and other applications for wireless phones.

INTEREST RATES RISE, BONDS FALL

The optimism fueling equity markets did not spread to U.S. bond investors, who tended to hold a less sanguine view of the future. Although inflation remains remarkably subdued amid continued growth in the U.S., there have been signs of higher prices in the pipeline: Wage pressures began to intensify as unemployment fell to record lows, and the cost of oil and other raw materials rose sharply. The anticipation of preemptive measures by the U.S. Federal Reserve Board - confirmed by quarter-point increases in short-term interest rates in June, August and November - dampened bond prices considerably throughout the year. Yields on 30-year Treasury bonds, which began the period at 5.1%, were 6.5% at December 31, reflecting a nearly 20% drop in price. (Bond yields and prices move in opposite directions.) The decline was indiscriminate, taking down virtually every sector of the bond market, although lower rated bonds and those of developing markets tended to hold up somewhat better. Not surprisingly in this environment, the series' bond funds posted somewhat anemic returns.

[Begin Sidebar]
GLOBAL GROWTH FUND
Where the Fund's Assets Were Invested

                               Percent of Net Assets
                                as of
                               11/30/99         12/31/99
THE AMERICAS

Brazil                         1.7%             2.8%
Canada                         5.4              5.0
Mexico                         2.0              1.8
United States                  26.8             25.3
Other Americas                 .2               .2
                               36.1%            35.1%
ASIA/PACIFIC

Australia                      3.1%             2.8%
Hong Kong                      1.5              1.6
India                          1.8              2.3
Japan                          15.7             15.8
People's Republic
of China                       .8               .8
Singapore                      3.0              3.1
South Korea                    2.8              2.5
Taiwan                         .9               1.0
                               29.6%            29.9%
EUROPE

Finland                        .5%              .5%
France                         1.6              1.4
Germany                        4.0              4.4
Italy                          1.4              1.3
Netherlands                    1.9              2.0
Norway                         .7               .8
Portugal                       .7               .8
Spain                          1.7              2.0
Sweden                         2.1              1.9
United Kingdom                 10.8             8.8
Other Europe                   1.1              1.2
                               26.5%            25.1%

OTHER COUNTRIES                .9%              .8%

CASH & EQUIVALENTS             6.9              9.1

TOTAL                          100.0%           100.0%

[End Sidebar]

A NEW INVESTMENT OPTION

We are pleased to announce that we have once again expanded our portfolio of choices. In June, we introduced New World Fund, our eleventh investment option. The fund, which mirrors an American Fund of the same name, is designed to uniquely tap the growth potential of developing countries. Our decision to offer this new fund, like all of our investment decisions, is based on careful research and a conviction about our ability to seek out rewarding long-term investment opportunities.

The eleven funds in American Variable Insurance Series provide a diverse spectrum of tools to help you build a secure financial future. Regardless of investment objective, what all these funds have in common is the singular philosophy of Capital Research and Management Company, the series' investment adviser. Capital's approach - characterized by careful attention to risk, a search for value and a long-term perspective - remains consistent through all market conditions. It has not changed in the nearly seven decades that we have been managing investments.

[Begin Sidebar]
GLOBAL SMALL CAPITALIZATION FUND
Where the Fund's Assets Were Invested

                               Percent of Net Assets
                               as of
                               11/30/99         12/31/99
THE AMERICAS

Brazil                         .9%              1.3%
Canada                         4.9              6.2
United States                  32.9             34.0
Other Americas                 .5               .5
                               39.2%            42.0%
ASIA/PACIFIC

Australia                      .7%              .6%
Hong Kong                      2.2              2.1
Japan                          21.0             16.7
New Zealand                    1.3              1.3
People's Republic
of China                       .8               .4
Singapore                      2.0              2.5
South Korea                    .8               .2
Taiwan                         2.9              4.6
Other Asia/Pacific             1.2              1.1
                               32.9%            29.5%
EUROPE

Finland                        1.1%             1.1%
France                         .8               1.0
Germany                        1.1              1.4
Ireland                        1.1              1.2
Luxembourg                     -                .5
Netherlands                    1.8              1.4
Sweden                         .9               .8
United Kingdom                 7.1              7.0
Other Europe                   .7               .9
                               14.6%            15.3%
OTHER COUNTRIES                3.1%             3.3%

CASH & EQUIVALENTS             10.2             9.9

TOTAL                          100.0%           100.0%


[End Sidebar]

Here are brief comments about each of the funds. Returns are for Class 2 shares for the 12 months ended November 30, 1999, and the month ended December 31, 1999. Results for other periods and for Class 1 shares are detailed on pages 8 through 11.

GLOBAL GROWTH FUND returned 51.5% for the 12 months ended November 30, and 18.5% for the month of December. With the flexibility to invest virtually anywhere in the world, the fund was well-positioned to benefit from the rallies in Asian and technology-related stocks. Among larger holdings that did strikingly well, Murata, a producer of computer component parts, more than quadrupled in share price; software giant Oracle almost tripled. The fund was also helped by its increasingly large exposure to Asia and the Pacific Basin, which, at 30% of net assets at December 31, was more than twice what it was 13 months earlier.

GLOBAL SMALL CAPITALIZATION FUND appreciated an outstanding 91.9% as of November 30 and rose another 11.7% in December. Good stock selection helped the fund achieve superior results, although it almost goes without saying that we would not expect another gain of this magnitude any time soon. Not surprisingly, technology companies achieved the greatest increases in the portfolio. Many are little-known firms that are nonetheless responsible for supplying the "guts" of today's powerful computers - everything from semiconductors to networking software. The portfolio is broadly diversified, though, encompassing a wide range of companies, industries and countries.

GROWTH FUND gained 52.2% through November 30 and 14.4% in December. The fund's primary objective is growth of capital, and we are pleased to note that the majority of holdings increased in price. The fund was especially well served by its sizable exposure to technology-related companies, although many other holdings also appreciated. That said, concern about the current valuations of many technology stocks has led us to look to other sectors, such as health care, for better values. The portfolio invests primarily in U.S. companies, although most do a significant amount of business abroad.


[Begin Sidebar]
INTERNATIONAL FUND
Where the Fund's Assets Were Invested

                               Percent of Net Assets
                               as of
                               11/30/99         12/31/99
EUROPE

Finland                        4.4%             4.5%
France                         5.1              5.3
Germany                        7.9              8.6
Italy                          4.1              4.8
Netherlands                    4.6              4.5
Norway                         1.0              .9
Spain                          4.1              5.0
Sweden                         2.3              2.5
Switzerland                    2.7              2.7
United Kingdom                 12.6             9.4
Other Europe                   .5               .5
                               49.3%            48.7%

ASIA/PACIFIC

Australia                      4.4%             4.3%
Hong Kong                      1.0              .9
India                          .5               .5
Japan                          19.6             20.3
Malaysia                       .5               .5
Philippines                    .7               .6
People's Republic
of China                       .9               .9
Singapore                      1.5              1.6
South Korea                    3.4              3.2
Taiwan                         2.1              2.1
Other Asia/Pacific             .2               .2

                               34.8%            35.1%
THE AMERICAS

Brazil                         .6%              .5%
Canada                         3.6              3.5
Mexico                         4.4              4.4
Other Americas                 .2               .2
                               8.8%             8.6%
OTHER COUNTRIES                1.8%             1.9%

CASH & EQUIVALENTS             5.3              5.7

TOTAL                          100.0%           100.0%


[End Sidebar]

INTERNATIONAL FUND increased 56.2% for the 12 months ended November 30 and 18.2% for the month of December. The fund enjoyed the best of all possible worlds during the period - a rebound in Asian markets, a boom in telecommunications-related stocks and strong appreciation in the yen relative to the dollar, which boosted Japanese stock prices for U.S.-based investors. Some of the period's biggest gainers included Samsung Electronics, Telefonos de Mexico, Sony and Rohm, all of which are large holdings. Despite general weakness in Europe, a number of investments - Deutsche Telekom, Mannesmann and CANAL+, to name three - handily outpaced the markets in which they are traded.

NEW WORLD FUND posted a 5.7% return from its inception date of June 17, 1999 to November 30, and an 11.9% return for December. The fund is designed to participate in the growth of the developing world while tempering the volatility normally associated with these markets. The fund's three-fold strategy is unique: It invests directly in equities of companies based in developing markets; in the equities of developed-market companies doing significant business in developing countries; and in debt securities with exposure to developing markets. Research is another way to reduce volatility, and our experienced analysts have been doing their homework carefully to find appropriate investments for the fund. To date, the portfolio is about 80% invested. The table on page 6 shows net assets by country.


[Begin Sidebar]
NEW WORLD FUND
Where the Fund's Assets Were Invested

                               Percent of Net Assets
                               as of
                               11/30/99         12/31/99
ASIA/PACIFIC

Australia                      1.4%             1.1%
Hong Kong                      1.6              1.6
India                          1.8              1.6
Indonesia                      .5               .5
Japan                          5.4              5.6
People's Republic
of China                       1.0              .9
Philippines                    3.1              2.7
Singapore                      2.7              2.6
South Korea                    8.2              8.0
Taiwan                         1.8              1.9
Other Asia/Pacific             .4               .4

                               27.9%            26.9%
THE AMERICAS

Argentina                      2.6%             3.4%
Brazil                         7.4              8.6
Mexico                         6.1              5.5
Panama                         .8               .7
United States                  9.5              7.9
Venezuela                      1.2              1.0
                               27.6%            27.1%
EUROPE

France                         1.7%             -
Hungary                        2.0              1.9%
Netherlands                    2.1              2.0
Norway                         1.0              .8
Poland                         2.3              2.0
Republic of Croatia            1.3              1.1
Spain                          .4               .6
Sweden                         1.0              1.0
Turkey                         3.4              3.9
United Kingdom                 2.8              2.8
Other Europe                   .4               .4
                               18.4%            16.5%
OTHER COUNTRIES                6.6%             6.1%

CASH & EQUIVALENTS             19.5             23.4

TOTAL                          100.0%           100.0%


[End Sidebar]

GROWTH-INCOME FUND appreciated 12.6% for the 12 months ended November 30 and 3.2% for the month of December. The fund's focus on dividend-paying stocks held results back a bit, as investors fretted about the possible negative impact of rising interest rates on earnings. Technology firms - such as Texas Instruments, the largest holding - were among those showing the strongest increases, but other investments also did well. Notable among them were Weyerhaeuser, Bowater, Kerr-McGee, Atlantic Richfield and other producers of energy and basic materials, which benefited from rising commodities prices. Given the general level of speculation we are seeing in the market, we have kept a fairly high reserve of cash and equivalents as a cushion.

ASSET ALLOCATION FUND returned 7.4% through November 30 and 1.4% for the month of December. The fund is managed as though it constitutes the complete U.S. portfolio of a prudent investor, with a balance of stocks, bonds and short-term instruments. The equity portion, accounting for more than 60% of net assets, emphasizes large, solid businesses across a wide range of industries. Of the companies represented, large holdings include Citigroup, Hewlett-Packard, Carnival and Corning, all of which did well over the period. Nonetheless, overall results were dampened by the bonds in the portfolio, which fell as interest rates rose. About 30% of assets are invested in bonds; the balance, under 10% of assets, is held in cash and equivalents.

BOND FUND registered a gain of 2.1% for the 12 months ended November 30 and 0.6% for December. Although the fund can invest in virtually any type of bond, there were few places to hide during the year. The fund was helped by its corporate holdings, but rising interest rates sent jitters throughout the fixed-income universe. It remains to be seen whether the upward trend in rates will continue; in the meantime, buying opportunities abound and the portfolio remains extremely well-diversified. Investments encompass a wide range of corporate and government bonds issued in the U.S. and throughout the world.

HIGH-YIELD BOND FUND rose 4.0% for the year ended November 30 and 1.8% for December. Lower quality bonds, which typically pay higher yields to compensate for a higher risk of default, share certain characteristics with stocks in that they are sensitive to the rise and fall of a company's fortunes, as well as interest rates. As a result, high-yield bonds received some help during the year from a strong equity market, holding up better than their investment-grade counterparts. The fund also benefited from good bond selection, particularly among its telecommunications-related issues. Looking forward, increasing demand for high-yield instruments may signal new strength in the coming months.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND posted a 0.1% return through November 30 and a 0.4% loss for December. To a large degree, the fund's meager return represents the flip-side of last year's exceptional gains. U.S. Treasury securities retreated sharply during the reporting period, in the face of rising commodities prices, robust economic growth and the tightest labor market in three decades. Matters worsened in the summer, when a strengthening yen made dollar-denominated bonds even less appealing to foreign investors. Losses were tempered somewhat by investments in mortgage-backed securities, which generally held up better than U.S. Treasury securities.

CASH MANAGEMENT FUND provided a 12-month return of 4.5% through November 30, and a one-month return of 0.4% for December. Yields on short-term instruments rose modestly in response to credit tightening by the Federal Reserve. Managed for relative stability and a reasonable rate of return, the fund can be an important diversification tool, as well as a base for making tax-free investments into other funds in the series. About three-quarters of assets are concentrated in top-grade commercial paper, with the balance invested in U.S. Treasury and federal agency bills.

In keeping with the series' new fiscal close, our next report to investors will cover the six months through June 30. We look forward to communicating with you then.

Cordially,

/s/James F. Rothenberg     /s/James K. Dunton
James F. Rothenberg        James K. Dunton
Chairman of the Board      President

January 21, 2000


THE VALUE OF A LONG-TERM PERSPECTIVE

There have always been reasons not to invest. If you look beyond negative headlines, however, you will find that, despite occasional stumbles, financial markets have tended to reward investors over the long term. These charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Variable Insurance Series (with the exception of the Cash Management Fund, which is managed to provide preservation of principal) over the past 10 years - or lifetime of the fund, if shorter than 10 years. The charts reflect results for Class 2 shares. Class 2 shares began operations on April 30, 1997. Results encompassing periods prior to that date assume a hypothetical investment in Class 1 shares, and deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. The tables show the average annual compound returns over various periods for both Class 1 and Class 2 shares.


[Begin Sidebar]
GLOBAL GROWTH FUND
Investments primarily in stocks
Scale adjusted for shorter time period

End of Month         Global Growth        MSCI                 Consumer
                     Fund, Class 2        World Index/1/       Price Index/2/

4/97                 10,000               10,000               10,000

5/97                 10,420               10,619               9,994

8/97                 10,580               10,887               10,037

11/97                10,628               11,072               10,081

2/98                 11,900               12,304               10,106

5/98                 12,524               12,792               10,162

8/98                 11,182               11,336               10,200

11/98                13,185               13,334               13,334

2/99                 14,682               13,918               10,268

5/99                 15,501               14,524               10,375

8/99                 16,989               15,135               10,431

11/99                19,970               16,217               10,506

12/99                23,666               17,532               10,506


[end chart]

                                   Periods Ended
                                   11/30/99                  12/31/99
                                   Class 1      Class 2      Class 1      Class 2

One Year                           +51.89%      +51.45%      +70.02%      +69.67%

Lifetime (since 4/30/97)           +30.97       +30.66       +38.40       +38.06





GLOBAL SMALL CAPITALIZATION FUND
Investments primarily in stocks
Scale adjusted for shorter time period
[Begin mountain chart]

End of Month         Global Small         Consumer             Salomon
                     Capitalization       Price Index/2/       Smith Barney
                     Fund, Class 2                             World Smallcap
                                                               Index

4/98                 10,000               10,000               10,000

5/98                 9,479                10,018               9,716

8/98                 7,797                10,055               7,532

11/98                9,151                10,092               8,563

2/99                 10,523               10,123               8,455

5/99                 12,300               10,228               9,437

8/99                 17,558               10,357               10,202

12/99                19,609               10,357               10,896


[end chart]

                                  Periods Ended
                                  11/30/99                   12/31/99
                                  Class 1       Class 2      Class 1      Class 2

One Year                          +92.15%       +91.86%      +91.77%      +91.37%

Lifetime (since 4/30/98)          +42.91        +42.60       +49.93       +49.62




GROWTH FUND
Investments primarily in stocks
[Begin mountain chart]

Year ended           Growth               S&P 500              Consumer
Nov. 30              Fund, Class 2        Index                Price Index/2/

1989                 10,000               10,000               10,000

1990                 9,181                9,643                10,627

1991                 11,433               11,613               10,945

1992                 13,558               13,757               11,279

1993                 15,630               15,142               11,581

1994                 16,041               15,304               11,890

1995                 21,654               20,959               12,200

1996                 24,686               26,802               12,597

1997                 30,677               34,457               12,828

1998                 38,337               42,616               13,026

11/99                58,355               51,524               13,368

12/99                66,781               54,655               13,368


[end chart]

                                   Periods Ended
                                   11/30/99                   12/31/99
                                   Class 1       Class 2      Class 1      Class 2

One Year                           +52.55%       +52.22%      +57.62%      +57.27%

Five Years                         +29.79        +29.47       +33.24       +32.92

10 Years                           +19.61        +19.29       +21.36       +21.04

Lifetime (since 2/8/84)            +19.06        +18.72       +19.96       +19.63




INTERNATIONAL FUND
Investments primarily in stocks
[Begin mountain chart]

Year ended           International        MSCI EAFE            Consumer
November 30          Fund, Class 2        Index/3/             Price Index/2/

5/90                 10,000               10,000               10,000

11/90                9,477                10,380               9,483

11/91                10,270               10,691               10,310

11/92                10,333               11,016               9,508

11/93                13,109               11,311               11,852

11/94                14,444               11,614               13,646

11/95                15,956               11,916               14,724

11/96                18,566               12,304               16,504

11/97                20,284               12,529               16,483

11/98                23,657               12,723               19,249

11/99                36,944               13,057               23,373

12/99                43,646               13,057               25,476


[end chart]

                                   Periods Ended
                                   11/30/99                  12/31/99
                                   Class 1      Class 2      Class 1      Class 2

One Year                           +56.48%      +56.16%      +76.43%      +75.97%

Five Years                         +20.96       +20.66       +25.30       +24.99

Lifetime (since 5/1/90)            +14.91       +14.61       +16.77       +16.46






NEW WORLD FUND
Investments primarily in stocks
Scale adjusted for shorter time period
[Begin mountain chart]

End of Month        New World Fund,       Consumer             MSCI AC
                    Class 2               Price Index/2/       World Free
                                                               Index /4/

6/17/99             10,000                10,000               10,000

6/30/99             10,030                10,000               10,000

7/31/99             9,900                 10,030               9,959

8/31/99             9,840                 10,054               9,947

9/30/99             9,549                 10,102               9,840

10/31/99            9,910                 10,120               10,338

11/30/99            10,571                10,126               10,660

12/31/99            11,835                10,126               11,548


[end chart]

                                   Periods Ended
                                   11/30/99                  12/31/99
                                   Class 1      Class 2      Class 1      Class 2

Lifetime (since 6/17/99)           +5.87%       +5.71%       +18.47%      +18.35%






GROWTH-INCOME FUND
Investments primarily in stocks
[Begin mountain chart]

Year ended           Growth-Income        S&P 500              Consumer
Nov. 30              Fund, Class 2        Index                Price Index/2/

11/89                10,000               10,000               10,000

11/90                9,441                9,643                10,627

11/91                11,090               11,613               10,945

11/92                12,814               13,757               11,279

11/93                14,263               15,142               11,581

11/94                14,678               15,304               11,890

11/95                19,486               20,959               12,200

11/96                23,518               26,802               12,597

11/97                28,835               34,457               12,828

11/98                33,013               42,616               13,026

11/99                37,169               51,524               13,368

12/99                38,355               54,655               13,368


[end chart]

                                 Periods Ended
                                 11/30/99                    12/31/99
                                 Class 1        Class 2      Class 1      Class 2

One Year                         +12.86%        +12.59%      +11.47%      +11.20%

Five Years                       +20.74         +20.42       +21.26       +20.95

10 Years                         +14.35         +14.03       +14.65       +14.33

Lifetime (since 2/8/84)          +15.73         +15.39       +15.87       +15.53






ASSET ALLOCATION FUND
Investments in both stocks and bonds
[Begin Mountain Chart]

Year ended       Asset            S&P 500          Consumer         Salomon
Nov. 30          Allocation       Index            Price            Smith
                 Fund,                             Index/2/         Barney
                 Class 2                                            BIG
                                                                    Index/5/

1989             10,000           10,000           10,000           10,000

1990             9,736            9,643            10,627           10,764

1991             11,414           11,613           10,945           12,315

1992             12,937           13,757           11,279           13,436

1993             14,264           15,142           11,581           14,914

1994             14,146           15,304           11,890           14,460

1995             18,262           20,959           12,200           17,035

1996             21,610           26,802           12,597           18,054

1997             25,415           34,457           12,828           19,421

1998             28,476           42,616           13,026           21,263

1999             30,582           51,524           13,368           21,249

12/1999          31,016           54,655           13,368           21,152


[end chart]

                                   Periods Ended
                                   11/30/99                   12/31/99
                                   Class 1        Class 2     Class 1      Class 2

One Year                           +7.65%         +7.39%      +7.25%       +6.92%

Five Years                         +16.97         +16.67      +17.01       +16.70

10 Years                           +12.13         +11.83      +12.19       +11.87

Lifetime (since 8/1/89)            +11.91         +11.60      +11.97       +11.65






BOND FUND
Investments primarily in bonds
Scale adjusted for shorter time period
[Begin mountain chart]

End of month         Bond Fund,           Consumer             Salomon
                     Class 2              Price Index/2/       Smith Barney
                                                               BIG Index/5/

1/96                 10,000               10,000               10,000

5/96                 9,740                10,202               9,748

11/96                10,550               10,332               10,454

5/97                 10,844               10,430               10,554

11/97                11,505               10,521               11,246

5/98                 11,979               10,606               11,714

11/98                12,064               10,684               12,312

5/99                 12,164               10,827               12,221

11/99                12,313               10,964               12,304

12/99                12,386               10,964               12,248


[end chart]

                                    Periods Ended
                                    11/30/99                  12/31/99
                                    Class 1      Class 2      Class 1      Class 2

One Year                            +2.33%       +2.07%       +2.81%       +2.55%

Lifetime (since 1/2/96)             +5.74        +5.47        +5.76        +5.50




HIGH-YIELD BOND FUND
Investments primarily in bonds
$13,368
Consumer
Price Index/2/
[Begin mountain chart]

Year ended       High-Yield       Consumer         Salomon          Salomon
Nov. 30          Bond Fund,       Price            Smith            Smith
                 Class 2          Index/2/         Barney           Barney
                                                   BIG              Long-Term
                                                   Index/5/         High-Yield
                                                                    Index

1989             10,000           10,000           10,000           10,000

1990             10,206           10,627           10,764           8,997

1991             12,832           10,945           12,315           12,931

1992             14,467           11,279           13,436           15,411

1993             16,883           11,581           14,914           18,579

1994             15,867           11,891           14,460           17,795

1995             18,954           12,200           17,035           22,777

1996             21,502           12,597           18,054           25,054

1997             24,119           12,828           19,421           29,168

1998             24,403           13,026           21,263           32,122

1999             25,368           13,368           21,249           32,228

12/1999          25,831           13,368           21,152           32,427


[end chart]

                                   Periods Ended
                                   11/30/99                  12/31/99
                                   Class 1      Class 2      Class 1      Class 2

One Year                           +4.22%       +3.96%       +5.80%       +5.53%

Five Years                         +10.13       +9.84        +10.49       +10.21

10 Years                           +10.10       +9.76        +10.23       +9.89

Lifetime (since 2/8/84)            +11.66       +11.25       +11.72       +11.31






U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Investments primarily in bonds
[Begin mountain chart]

Year ended           U.S. Govt./          Smith Barney         Consumer
Nov. 30              AAA-Rated            Treasury/            Price Index/2/
                     Securities           Govt.-Sponsored
                     Fund, Class 2        Mortgage
                                          Index

1989                 10,000               10,000               10,000

1990                 10,671               10,806               10,627

1991                 12,040               12,310               10,945

1992                 13,180               13,396               11,279

1993                 14,801               14,797               11,581

1994                 14,081               14,374               11,890

1995                 16,110               16,837               12,200

1996                 16,949               17,834               12,597

1997                 17,999               19,178               12,828

1998                 19,521               21,000               13,026

1999                 19,536               21,039               13,368

12/1999              19,444               20,943               13,368


[end chart]

                                   Periods Ended
                                   11/30/99                  12/31/99
                                   Class 1      Class 2      Class 1      Class 2

One Year                           +0.24%       +0.08%       -0.52%       -0.78%

Five Years                         +7.03        +6.77        +6.79        +6.52

10 Years                           +7.24        +6.93        +7.16        +6.85

Lifetime (since 12/1/85)           +7.71        +7.37        +7.61        +7.26






CASH MANAGEMENT FUND

                                   Periods Ended
                                   11/30/99                  12/31/99
                                   Class 1      Class 2      Class 1      Class 2

One Year                           +4.73%       +4.47%       +4.83%       +4.47%

Five Years                         +5.17        +4.90        +5.15        +4.87

10 Years                           +4.91        +4.61        +4.89        +4.59

Lifetime (since 2/8/84)            +5.83        +5.49        +5.83        +5.49


As of December 31, the fund's annualized seven-day yield was 4.78% for Class 1 shares and 4.53% for Class 2 shares.

Past results are not predictive of future results.

The indexes are unmanaged and do not reflect sales charges, commissions or expenses.

/1/ Morgan Stanley Capital International World Index.

/2/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/3/ Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far
East) Index.

/4/ Morgan Stanley Capital International All Country World Free Index.

/5/ Salomon Smith Barney Broad Investment-Grade (BIG) Index.
[End Sidebar]


BACK TO BASICS

[illustration:  pencil writing the following phrase]

WHAT YOU NEED TO KNOW ABOUT VARIABLE ANNUITIES

Variable annuities are sometimes described as "mutual funds in an insurance wrapper." While variable annuities and mutual funds do share a number of characteristics - both offer diversification, growth potential and professional management - variable annuities offer a host of additional features that mutual funds don't. There is a trade-off for these extras in that owners of variable annuity contracts typically pay higher annual fees to cover the costs of these benefits. For investors with a long time horizon, however, variable annuities can be a valuable tool to help build a financially secure future.

"Insurance-speak" is famously obscure, and the language of variable annuities is no exception. That can make understanding these retirement vehicles somewhat daunting, but their basic structure is fairly simple. On the following pages, we offer a "primer" on how individual variable annuities work.* We also suggest you consult your financial adviser, who can help you get the most out of the lifetime of choices that your American Legacy contract provides.

*Certain features do not apply to annuities sold through retirement plans.

[Begin Sidebar]
[illustration linking American Legacy to Lincoln Life and American Variable Insurance Series; American Variable Insurance Series is linked to Capital Research]
AN AMERICAN LEGACY WHO'S WHO
Founded in 1905, The Lincoln National Life Insurance Company (Lincoln Life) is one of the nation's largest stock life insurers based on assets. Lincoln Life has received strong ratings by such independent ratings agencies as A.M. Best, Duff & Phelps and Standard & Poor's.* It is a member of the Insurance Marketing Standards Association.

American Legacy
Your variable annuity

Lincoln Life
The issuer of your American Legacy contract

American Variable Insurance Series
Your array of investment options

Capital Research
The series' investment adviser


Capital Research and Management Company is one of the nation's oldest and largest investment management firms. In business since 1931, it also manages the 29 mutual funds in The American Funds Group./+/


*Ratings are based on Lincoln Life's claims-paying ability. Ratings are not meant to imply a guarantee of results for the variable funds.

/+/As an American Legacy contract owner, your account value is credited toward rights of accumulation, which can lower the sales charge on purchases of American Funds.
[End Sidebar]

[Begin Sidebar]
A VARIABLE ANNUITY LEXICON

ANNUITIZE: to convert the accumulated value of your contract into a stream of income.

CONTINGENT DEFERRED SALES CHARGE: a surrender charge that applies to certain early withdrawals.

CONTRACT VALUE: the total assets in your variable annuity, including original investments.

DEATH BENEFIT: the amount payable to beneficiaries if you die before you begin to annuitize your contract.

FIXED ACCOUNT: an account that pays a set rate of interest, guaranteed by the insurer. Unlike variable funds, fixed accounts offer a predictable income stream, but no growth potential.

INVESTMENT ADVISER: the firm that manages the variable funds within a variable annuity.

PURCHASE PAYMENT: money you invest in your annuity contract.

SEPARATE ACCOUNT: the account that holds your variable annuity assets; it is separate from the general assets of the insurance company.

TAX DEFERRAL: the ability to put off to a later time the payment of taxes.

UNITS: the shares you own in the variable funds.

VARIABLE ANNUITY: an annuity contract that allows you to allocate your purchase payments among a number of investment options. Your contract value, which will fluctuate, reflects the total return of the securities in the portfolios, including a fixed account, minus the asset charges of your contract.

VARIABLE FUND: an investment choice within a variable annuity (also known as a subaccount or underlying investment).
[End Sidebar]

[Begin Sidebar]
GROWTH POTENTIAL

[illustration of gardening water spout pouring letters]

DID YOU KNOW...

 ...The variable annuity was first introduced in 1952 as the College Retirement Equity Fund (CREF) by the Teacher's Insurance and Annuity Association (TIAA). It was available only to educators.

 ...In the mid-1980s, sweeping tax reform legislation eliminated many tax-advantaged investments. Variable annuities were one of the few to survive.

 ...Today, as more Americans take responsibility for their own retirement assets, variable annuities are more appealing than ever. According to the National Association for Variable Annuities, annual sales have doubled since 1995, with total assets in variable annuities close to $1 trillion.
[End Sidebar]


MULTIPLE CHOICE

In some respects, variable annuities will feel familiar to anyone who has invested with a mutual fund family. Like mutual funds, variable annuities generally offer long-term growth potential from a variety of broadly diversified, professionally managed portfolios.

Variable annuities have a crucial advantage over mutual funds, though: built-in tax deferral on gains - whether from interest income, dividends or capital gains. That means that money you otherwise would have paid in taxes each year stays in your account. You only have to pay income taxes on those earnings when you start taking withdrawals. The long-term impact of tax-deferred compounding can be dramatic, particularly if the underlying investments do well.

KEEP YOUR BALANCE

A key advantage of owning a variable annuity is that it allows you to customize a financial program from a wide array of investment options, all under a single, tax-deferred umbrella.

Although funds in variable annuities are inherently diversified, containing from dozens to hundreds of securities, it's a good idea to spread your money across different types of investments as well. Most contract owners focus on stocks, since they have historically been one of the best solutions to overcoming the long-term effects of inflation and taxes. Many diversify further by investing in international, small-company or developing markets funds, and round out their choices with one or more bond portfolios or a money market option.*

*Investments outside the United States, especially those in developing countries, involve additional risks, which are outlined in the prospectus.

[Begin Sidebar]
VARIABLE ANNUITIES ALLOW YOU TO CUSTOMIZE AN INVESTMENT PROGRAM, ALL UNDER A SINGLE TAX-DEFERRED UMBRELLA.
[End Sidebar]

Variable annuities make asset allocation - the practice of balancing your investments among different asset classes - easy and inexpensive. Unlike mutual fund transfers, even within the same family, all variable annuities allow you to make exchanges between variable funds free of current taxes, giving you the freedom to adapt your portfolio as your time horizon or investment goals change. At some point, for example, you may wish to add an international fund, or increase your bond holdings as you near retirement.

Allocation decisions depend on many factors, including your risk tolerance and when you'll need to take income. Your financial adviser can help you determine an investment plan that's most appropriate to your own situation. Some contracts, including American Legacy, automatically regulate your investment balance by regularly transferring money among designated funds. Your financial adviser can tell you if this is a good option for you.

THE INSURANCE UMBRELLA


In addition to tax deferral, variable annuities offer a number of features and guarantees that are backed by the claims-paying ability of the insurance company issuing your contract. Details can vary widely, but typically include:

* A GUARANTEED MINIMUM DEATH BENEFIT, which protects your beneficiaries from any loss of principal if the market value of your holdings declines. In most cases, your heirs will receive at least your current account value or the amount of your aggregate purchase payments (less any withdrawals already made)
- whichever is greater. Some contracts adjust the minimum annually. For many people, the guaranteed minimum death benefit gives them the comfort to invest in stocks, which can be volatile at times.

* An ANNUITIZATION OPTION, which guarantees an income for life or a specified period.

* A choice of FIXED ACCOUNTS that pay a guaranteed rate of interest.

As an added safeguard, your variable annuity assets are held in a separate account from the insurance company's general assets and liabilities, and cannot be used for any other purpose. Nonetheless, it's important to deal with a company with proven strength and reliability (see "An American Legacy Who's Who" on page 13).

TAKING WITHDRAWALS
Variable annuities have two phases: the accumulation phase, when you maximize the potential of tax-deferred growth; and the distribution phase, when you take income from your investment.

[Begin Sidebar]
INSURANCE PROTECTION
[illustration of umbrella with falling letters]
[End Sidebar]

[Begin Sidebar]
WHY A VARIABLE ANNUITY IS NOT AN IRA

While tax-conscious investors should not neglect individual retirement accounts
(IRAs) or employer-sponsored retirement plans such as 401(k)s, not all investment vehicles are alike:

VARIABLE ANNUITIES
There are no Internal Revenue restrictions on the amount you can invest.

Investments may derive from any source -including sale of property, investment earnings, a gift or inheritance.

There is no maximum withdrawal age (although most contracts require annuitants to begin taking income by 85 or so).


IRAS

Tax benefits on income invested are limited to $2,000 a year.

Contributions must be made from earned income.

Withdrawals from traditional IRAs must begin at age 70-1$2 (does not apply to Roth IRAs).

You may own an individual retirement annuity that was created by rolling over assets from a qualified retirement plan such as a pension, 401(k) or IRA. If that's the case, you receive the insurance benefits of a variable annuity, but are also subject to some of the restrictions of these qualified plans.
[End Sidebar]


Most contracts offer an abundance of withdrawal options:

* You may ANNUITIZE YOUR CONTRACT, which converts your assets into an income stream guaranteed to last for the rest of your life or a period you specify. The sum of your payout depends on your life expectancy and the value of your account, but you control how the payments are structured and the age at which you begin receiving payments. Most contracts require annuitants to begin taking income by age 85 or 90.

* If you choose a VARIABLE INCOME PAYOUT, your monthly payments will vary with the returns of the variable funds you have selected. If those investments grow over time, that can help your income keep up with, or even outpace, inflation.

* You can set up SYSTEMATIC WITHDRAWALS of either a specified dollar amount or a percentage of assets in your account to be paid out at regular intervals. This option does not guarantee a lifetime income.

* OCCASIONAL WITHDRAWALS can be made for discretionary expenses.

* A LUMP-SUM WITHDRAWAL of the entire account is the least preferred option, because you will have to pay income taxes all at once, and possibly in a higher tax bracket. Most contract owners take out only the money they plan to use right away.

SOME CONSIDERATIONS: In most cases, annuitization is irreversible once payouts begin, so make your decision carefully. Also, like most tax-deferred retirement plans, the government usually imposes an additional 10% tax on withdrawals made before age 59-1$2. Most variable annuities apply a contingent deferred sales charge to withdrawals of principal made within a contract's early years.

UNDERSTANDING THE COSTS

The advantages of tax-deferral, a guaranteed death benefit and the annuitization option come at a price - in the form of annual charges by the insurance company that issues your contract. Leaving your variable annuity intact for the long haul, though, increases the likelihood that your gains and the impact of tax deferral will offset these costs.

Asset charges generally run about 1% to 1-1$2% a year, depending on the insurer and the type of contract you buy; they cover service and administrative costs and compensate the insurance company for the assumption of certain risks. Some variable annuities also charge a flat yearly contract fee - typically less than $50 - to cover record-keeping costs. Like mutual fund investors, contract owners are also subject to annual fees charged by the investment adviser that manages the variable funds. Both Capital Research and Management Company, American Legacy's investment adviser, and Lincoln Life are committed to keeping annual expenses as low as possible.

Finally, there are penalties for dipping into your savings too soon. Because variable annuities are viewed primarily as retirement vehicles, the government usually extracts an additional 10% tax from earnings withdrawn before age 59-1/2. And while variable annuities are not typically subject to an up-front sales charge, most impose a contingent deferred sales charge on purchase payments that are withdrawn in the early years of a contract. These charges typically begin at 6% or 7% a year during a contract's first two years, and then decline by a percentage point each year after that until reaching 0%. [Begin Sidebar]

MODERATING RISK

Financial markets can be turbulent, particularly over the short term. Although price declines are normal, they make many investors uncomfortable. It's important to keep your risk tolerance in mind when you invest, but there are a few steps you can take to help mitigate that volatility:

* SPREAD YOUR INVESTMENTS ACROSS DIFFERENT TYPES OF ASSETS to minimize the likelihood that your entire portfolio will decline at the same time.

* Use the money market option or the DOLLAR COST AVERAGING account as a base from which to make automatic, tax-free transfers into the variable funds. While it cannot assure a profit or protect you from loss, dollar cost averaging can give you the discipline to avoid making sizable investments at market peaks. You should also consider your willingness to continue making purchases during periods of declining prices.

* MAINTAIN A LONG-TERM PERSPECTIVE. The value of stocks and bonds has tended to increase over the long term, particularly when distributions are reinvested, as they are with variable annuities.

* CHOOSE AN EXPERIENCED INVESTMENT ADVISER. Since 1931, Capital Research, which manages the variable funds in American Legacy, has invested with a long-term focus based on thorough research and careful attention to risk.
[End Sidebar]

[Begin Sidebar]
INCOME FOR RETIREMENT
[illustration of piggy bank with coins falling into slot]

[End Sidebar]


A LEGACY FOR THE FUTURE

The minimum death benefit guarantee typically stipulates that if you die before your contract annuitizes, beneficiaries will receive the amount of your principal investment, less any withdrawals, or the current value of your account, whichever is higher. You select the payout schedule; the amount they receive will depend on the particular features of the contract.

Bear in mind, though, that your heirs will owe income taxes (and potential estate taxes) upon receiving a death benefit, so it is a good idea to make provisions that minimize their eventual tax burden. For example, you might prevent your beneficiary's having to pay at a higher income tax rate by selecting a payout that extends over his or her lifetime rather than in a lump sum.

[Begin Sidebar]
YOU MAY CHOOSE TO CONVERT YOUR ASSETS INTO AN INCOME STREAM GUARANTEED TO LAST THE REST OF YOUR LIFE.
[End Sidebar]

That said, variable annuities are best used to fund your own retirement. If you have earmarked a portion of your assets for your family, many insurers also carry variable life insurance products, which not only offer insurance protection, investment flexibility and the potential for tax-deferred growth, but pass on to your heirs income-tax-free. Given the complexity of estate tax laws, it is always best to consult your tax or financial adviser.


American Variable Insurance Series Global Growth Fund
Investment Portfolio


Where the funds are invested                     Dec. 31, 1999        Nov. 30, 1999

The Americas                                             35.06                 36.17
Asia/Pacific                                             29.95                 29.59
Europe                                                   25.13                 26.48
Other                                                     0.80                  0.90
Cash & Cash Equivalents                                   9.06                  6.86

LARGEST INDIVIDUAL EQUITY SECURITIES
                                                 Dec. 31, 1999                                  Nov. 30, 1999
                                                   Percent of                                    Percent of
                                                   Net Assets                                    Net Assets
Murata Manufacturing                                       2.6       Fujitsu Support                     2.67
Fujitsu Support and Services                               2.5          and Services
Infosys Technologies                                       2.2  Murata Manufacturing                     2.32
Chartered Semiconductor Manufacturing                      2.1          AstraZeneca                      2.01
Mannesman                                                  1.9 Chartered Semiconductor                   1.97
Oracle                                                     1.7         Manufacturing
AstraZeneca                                                1.5  Infosys Technologies                     1.75
Telefonaktiebolaget LM Ericsson                            1.4   Telefonaktiebolaget                     1.47
Microsoft                                                  1.3           LM Ericsson
Fuji Television Network                                    1.3            Mannesmann                     1.42
                                                                          Microsoft                      1.33
                                                                              Oracle                     1.33
                                                                   United Pan-Europe                     1.26
                                                                      Communications


                                                 Dec. 31, 1999                      Nov. 30, 1999


                                                       Number          Market Value      Number Market Value
                                                    of Shares                         of Shares
                                                                              (000)                   (000)
Equity Securitites (common and preferred stocks)
--------------------------------------------

ELECTRONIC COMPONENTS  - 11.23% / 11.21%
Murata Manufacturing Co., Ltd. (Japan)                   82,00 $                19,2      82,000   $ 13,659
Microchip Technology Inc. (USA) (1)                     110,00                   7,5     110,000       6,971
Rohm Co., Ltd. (Japan)                                   23,00                   9,4      23,000       6,267
Samsung Electronics Co., Ltd. (South Korea)              26,22                   6,1      26,227       5,431
Taiwan Semiconductor Manufacturing Co. Ltd.           1,400,00                   7,4   1,150,000       5,404
 (Taiwan) (1)
Texas Instruments Inc. (USA)                             55,00                   5,3      55,000       5,283
Samsung Electro-Mechanics Co. (South Korea) (1)          55,00                   3,6      55,000       4,271
Intel Corp. (USA)                                        55,00                   4,5      55,000       4,218
Keyence Corp. (Japan)                                    14,50                   5,8      14,500       4,140
Venture Manufacturing (Singapore) Ltd (Singapore)       380,00                   4,3     380,000       3,845
Cypress Semiconductor Corp. (USA) (1)                    85,00                   2,7      85,000       2,316
Applied Micro Circuits Corp. (USA) (1)                   20,00                   2,5      20,000       1,663
EPCOS AG (Germany) (1)                                   21,00                   1,5      21,000       1,290
Quantum Corp. - DLT & Storage Systems                    70,00                   1,0      70,000       1,103
 (formerly Quantum Corp.) (USA) (1)

BROADCASTING & PUBLISHING  - 10.62% / 10.82%
United Pan-Europe Communications NV                      75,60                   9,6      75,600       7,423
 (Netherlands) (1)
Grupo Televisa, SA, ordinary participation              118,00                   8,0     151,000       7,371
 certificates (ADR) (Mexico) (1)
Viacom Inc., Class B (USA) (1)                          144,00                   8,7     144,000       7,164
Fuji Television Network Inc. (Japan) (1)                    72                   9,9         724       6,735
Time Warner Inc. (USA)                                   80,00                   5,7      80,000       4,935
News Corp. Ltd. (Australia)                             511,52                   4,9     511,522       4,432
Fox Entertainment Group, Inc., Class A (USA) (1)        160,00                   3,9     160,000       3,680
Nippon Television Network Corp. (Japan)                   3,50                   4,1       3,500       3,346
Rogers Communications Inc., Class B (Canada) (1)        125,00                   3,0     125,000       2,837
SBS Broadcasting SA (Luxembourg) (1)                     60,00                   2,9      60,000       2,430
Austar United Communications Ltd. (Australia) (1)       580,00                   2,3     580,000       2,142
KirchMedia GmbH & Co. KGaA (Germany) (1) (2) (3)         42,00                   1,8      42,000       1,854
ProSieben Media AG (Germany)                             36,00                   2,0      36,000       1,676
John Fairfax Holdings Ltd. (Australia)                  515,00                   1,5     515,000       1,462
Sogecable, SA (Spain) (1)                                45,00                   2,8      45,000       1,422
PRIMEDIA Inc. (USA) (1)                                 110,00                   1,8     110,000       1,327
Washington Post Co., Class B (USA)                        2,00                   1,1       2,000       1,143
Ziff-Davis Inc. (USA) (1)                                39,70                     6      39,700         732
Sinclair Broadcast Group, Inc., Class A (USA) (1)        53,80                     6      53,800         619
Insight Communications Co., LP, Class A (USA) (1)        20,00                     5      20,000         495
CBS Corp. (USA) (1)                                       7,16                     4       7,168         373

BUSINESS SERVICES  - 10.83% / 10.69%
Fujisu Support & Service Inc. (Japan)                    37,00                  18,1      37,000      15,662
Hays PLC (United Kingdom)                               360,00                   5,7     360,000       5,488
Reuters Group PLC (United Kingdom)                      426,14                   5,9     426,140       4,787
Cendant Corp. (USA) (1)                                 281,00                   7,4     281,000       4,654
Terra Networks, SA (Spain) (1)                           91,10                   4,9      91,100       3,138
Vivendi SA (France)                                      38,61                   3,4      38,617       3,091
Rentokil Initial PLC (United Kingdom)                   690,80                   2,5     690,800       2,647
InterQ Inc. (Japan) (1)                                   6,00                   3,4       3,000       2,422
Brambles Industries Ltd. (Australia)                     86,60                   2,3      86,600       2,379
Sabre Group Holdings, Inc., Class A (USA) (1)            50,00                   2,5      50,000       2,275
eXchange Holding PLC (United Kingdom) (1)               539,00                   3,0     539,000       2,101
NDS Group PLC, Class A (ADR) (USA) (1)                   68,00                   2,0      68,000       2,066
Yahoo! Inc. (USA) (1)                                     8,70                   3,7       8,700       1,851
OpenTV, Class A (USA) (1)                                23,00                   1,8      23,000       1,777
China.com Corp., Class A (Hong Kong) (1)                 31,40                   2,4      15,700       1,758
Securitas AB, Class B (Sweden)                           90,00                   1,6      90,000       1,498
Freeserve PLC (United Kingdom) (1)                      314,40                   3,0     314,400       1,491
Adecco SA (Switzerland) (1)                               2,00                   1,5       2,000       1,278
Waste Management, Inc. (USA)                             60,00                   1,0      60,000         975
Ratin A/S, Class B  (Denmark)                             6,30                     7       6,300         734
United Parcel Service, Inc. Class B (USA)                 5,60                     3       5,600         370
Securicor Group PLC (United Kingdom)                    150,00                     3     150,000         364

DIVERSIFIED TELECOMMUNICATION SERVICES
  - 8.18% / 9.00%
Korea Telecom Corp. (ADR) (Korea)                       110,00                   8,2     130,400       6,911
Telecom Italia SpA, nonconvertible savings (Italy     1,034,00                   6,2   1,034,000       5,572
Telecom Italia SpA                                      110,00                   1,5     110,000       1,203
Deutsche Telekom AG (Germany)                           111,47                   7,9     111,479       6,382
Teleglobe Inc. (Canada)                                 221,00                   5,0     221,000       5,480
Telefonica, SA (ADR) (Spain) (1)                         85,76                   6,7      85,763       5,328
AT&T Corp. (USA)                                         66,00                   3,3      66,000       3,688
Nippon Telegraph and Telephone Corp. (Japan)                19                   3,2         190       3,423
Global TeleSystems Group, Inc. (USA) (1)                100,00                   3,4     100,000       3,194
Kingston Communications (HULL) PLC                      220,00                   2,6     220,000       2,451
 (United Kingdom) (1)
Cable & Wireless Communications PLC                     211,10                   2,9     211,100       2,376
 (United Kingdom) (1)
eireann PLC (Ireland)                                   437,50                   1,8     437,500       1,740
Telefonos de Mexico, SA de CV, Class L                   16,00                   1,8      16,000       1,481
 (ADR) (Mexico)
Telecom Argentina STET-France Telecom SA,                47,00                   1,6      47,000       1,380
 Class B (ADR) (Argentina)
Global Crossing Ltd. (USA - Incorporated                 26,00                   1,3      26,000       1,134
 in Bermuda) (1)
Equant NV, New York registered (Netherlands) (1)         10,60                   1,1      10,600         999
Compania de Telecomunicaciones de                         6,03                     1       6,030         111
 Chile SA (ADR) (Chile)

HEALTH & PERSONAL CARE  - 5.83% / 6.79%
AstraZeneca PLC (United Kingdom)                        267,36                  11,1     259,365      11,643
AstraZeneca PLC (ADR)                                     3,00                     1       3,000         134
Pfizer Inc (USA)                                        212,45                   6,8     147,450       5,336
Avon Products, Inc. (USA)                               142,90                   4,7     142,900       5,207
Fujisawa Pharmaceutical Co. Ltd. (Japan)                165,00                   4,0     165,000       4,475
Forest Laboratories, Inc. (USA) (1)                      44,00                   2,7      44,000       2,252
QLT PhotoTherapeutics Inc. (Canada) (1)                  50,00                   2,9      50,000       2,231
Guidant Corp. (USA) (1)                                  66,00                   3,1      36,000       1,800
Omnicare, Inc. (USA)                                    130,00                   1,5     130,000       1,763
Luxottica Group SpA (ADR) (Italy)                       100,00                   1,7     100,000       1,750
Glaxo Wellcome PLC (United Kingdom)                      52,90                   1,5      52,900       1,613
Cardinal Health, Inc., (USA)                             35,00                   1,6      30,000       1,569
Genentech, Inc. (USA) (1)                                 1,60                     2       1,600         138

WIRELESS TELECOMMUNICATION SERVICES
  - 5.64% / 5.94%
Mannesmann AG (ADR) (Germany)                            39,65                   9,6      39,650       8,327
Mannesmann AG (formerly Orange PLC)                      18,52                   4,4     192,000       5,772
DDI Corp. (Japan)                                           48                   6,5         480       6,663
China Telecom (Hong Kong) Ltd. (ADR)                     31,00                   3,9      31,000       3,259
 (People's Republic of China) (1)
China Telecom (Hong Kong) Ltd. (1)                      270,00                   1,6     270,000       1,450
Tele Celular Sul Participacoes SA, preferred            106,50                   3,3     106,500       2,130
 nominative (ADR) (Brazil)
Telesystem International Wireless Inc.                   80,00                   2,9      80,000       1,932
 (Canada) (1)
Tele Nordeste Celular Participacoes SA,                  68,90                   3,4      68,900       1,791
 preferred nominative (ADR) (Brazil)
Vodafone AirTouch PLC (formerly Airtouch                 25,00                   1,2      25,000       1,180
 Communications) (ADR) (United Kingdom)
Crown Castle International Corp. (USA) (1)               55,00                   1,7      55,000       1,158
Stet Hellas Telecommunications SA (ADR)                  35,30                   1,0      35,300         697
 (Greece) (1)
Partner Communications Co. Ltd (ADR)                     29,00                     7      29,000         544
 (Israel) (1)


DATA PROCESSING & REPRODUCTION  - 4.62% / 5.21%
Microsoft Corp. (USA) (1)                                86,00                  10,0      86,000       7,830
Oracle Corp. (USA) (1)                                  110,00                  12,3     115,000       7,798
Documentum, Inc. (USA) (1)                               35,00                   2,0     139,900       4,704
Computer Associates International, Inc. (USA)            70,00                   4,8      70,000       4,550
PeopleSoft, Inc. (USA) (1)                              150,00                   3,1     150,000       2,822
Rambus Inc. (USA) (1)                                                                     27,000       1,905
Storage Technology Corp. (USA) (1)                       50,00                     9      50,000         988
Momentum Business Applications, Inc.,                     5,00                             5,000          41
 Class A (USA) (1)

ELECTRICAL & ELECTRONICS  - 5.04% / 4.75%
Chartered Semiconductor Manufacturing Ltd               217,50                  15,8     217,500      11,582
 (ADR) (Singapore) (1)
Telefonaktiebolaget LM Ericsson, Class B                157,50                  10,1     177,500       8,611
 (Sweden)
Nortel Networks Corp. (Canada)                           66,80                   6,7      66,800       4,943
Nokia Corp., Class A (ADR) (Finland)                     20,00                   3,8      20,000       2,764

BANKING  - 2.72% / 3.28%
Bank of America Corp. (USA)                              87,00                   4,3      77,000       4,505
Bank of Nova Scotia (Canada)                            161,00                   3,4     161,000       3,474
Banque Nationale de Paris (France)                       33,35                   3,0      33,350       3,056
Banque Nationale de Paris, guaranteed value              14,95                            14,950          64
 certificates, expire 2002 (1)
Washington Mutual, Inc. (USA)                            75,00                   1,9      75,000       2,175
DBS Group Holdings Ltd. (formerly Development           151,19                   2,4     151,190       1,962
 Bank of Singapore Ltd.) (Singapore)
ABN AMRO Holding NV (Netherlands)                        66,72                   1,6      66,728       1,624
Westpac Banking Corp. (Australia)                       215,66                   1,4     215,666       1,453
Toronto-Dominion Bank (Canada)                           39,20                   1,0      39,200         944
Sakura Bank Ltd                                          20,00                     116

METALS: NONFERROUS  - 2.28% / 2.17%
Freeport-McMoRan Copper & Gold Inc.,                    335,00                   7,0     335,000       5,297
 Class B (USA) (1)
Alcoa Inc. (USA)                                         78,50                   6,5      76,500       5,011
Billiton PLC (United Kingdom)                           500,00                   2,9     500,000       2,412

MERCHANDISING  - 1.85% / 2.16%
Dixons Group PLC (United Kingdom)                       120,00                   2,8     120,000       2,555
Consolidated Stores Corp. (USA) (1)                     113,70                   1,8     113,700       1,791
Ito-Yokado Co., Ltd. (Japan)                             16,00                   1,7      16,000       1,733
Limited Inc. (USA)                                       40,00                   1,7      40,000       1,698
Woolworths Ltd. (Australia)                             420,38                   1,4     420,385       1,421
Kingfisher PLC (United Kingdom)                         140,86                   1,5     140,866       1,311
Sunglass Hut International, Inc. (USA) (1)               89,00                   1,0      89,000       1,090
Cifra, SA de CV (ADR) (Mexico) (1)                       60,00                   1,2      60,000       1,087

LEISURE & TOURISM  - 2.10% / 2.04%
Seagram Co. Ltd. (Canada)                                80,00                   3,5      80,000       3,485
SFX Entertainment, Inc., Class A (USA) (1)              110,00                   3,9      80,500       2,717
Village Roadshow Ltd., Class A,                       1,131,60                   1,9   1,131,601       2,133
 5.50% preferred (Australia)
go.com (USA) (1)                                         69,00                   1,6      69,000       1,867
Granada Group PLC (United Kingdom)                      150,00                   1,5     150,000       1,296
Carnival Corp. (USA)                                      7,10                     3       7,100         313
Walt Disney Co. (USA)                                    76,90                   2,2       7,000         195

MULTI-  INDUSTRY  - 2.06% / 1.93%
PT Multimedia (Indonesia) (1)                           100,00                   5,6     100,000       3,939
First Pacific Co. Ltd. (Hong Kong)                    6,161,37                   4,7   6,161,370       3,332
Orkla AS, Class A (Norway)                              122,28                   2,1     122,285       1,881
Preussag AG (Germany)                                    32,81                   1,8      32,811       1,647
Lend Lease Corp. Ltd. (Australia)                        43,90                     6      43,900         561

ELECTRONIC INSTRUMENTS  - 2.08% / 1.92%
Applied Materials, Inc. (USA) (1)                        70,00                   8,8      70,000       6,821
KLA - Tencor Corp. (USA) (1)                             40,00                   4,4      40,000       3,382
ADVANTEST CORP. (Japan)                                   6,60                   1,7       6,600       1,106

IT CONSULTING & SERVICES  - 2.27% / 1.75%
Infosys Technologies Ltd. (ADR) (India)                  50,00                  16,5      50,000      10,300

CHEMICALS  - 1.23% / 1.60%
Monsanto Co. (USA)                                      115,00                   4,0     115,000       4,852
BOC Group PLC (United Kingdom)                          145,00                   3,1     145,000       3,004
Valspar Corp. (USA)                                      40,00                   1,6      40,000       1,568

AUTOMOBILES  - 1.27% / 1.57%
Suzuki Motor Corp. (Japan)                              281,00                   4,1     281,000       4,147
Bayerische Motoren Werke AG (Germany)                    74,36                   2,2      74,360       1,984
Nissan Motor Co., Ltd. (Japan) (1)                      357,00                   1,4     357,000       1,669
Honda Motor Co., Ltd. (Japan)                            39,00                   1,4      35,000       1,447

RECREATION  & OTHER CONSUMER PRODUCTS
  - 1.07% / 1.42%
EMI Group PLC (United Kingdom)                          459,40                   4,4     557,000       4,589
Shimano Inc. (Japan)                                    120,00                   2,1     120,000       2,357
Hasbro, Inc. (USA)                                       35,00                     6      35,000         754
edel music AG (Germany) (1)                              16,00                     5      16,000         619

APPLIANCES & HOUSEHOLD DURABLES
  - 1.53% / 1.26%
Sony Corp. (Japan)                                       29,60                   8,7      29,600       5,507
THOMSON multimedia (France) (1)                          43,30                   2,3      43,300       1,875

INDUSTRIAL COMPONENTS  - 0.84% / 0.96%
THK Co., Ltd (Japan)                                    120,00                   4,8     120,000       4,690
NGK Spark Plug Co., Ltd. (Japan)                        135,00                   1,2     135,000         974

AEROSPACE & MILITARY TECHNOLOGY
  - 0.79% / 0.95%
Bombardier Inc., Class B (Canada)                       280,00                   5,7     280,000       5,548

ENERGY SOURCES  - 0.81% / 0.68%
Norsk Hydro AS (Norway)                                  80,00                   3,3      40,000       1,563
Woodside Petroleum Ltd. (Australia)                     142,00                   1,0     142,000       1,013
TOTAL FINA SA, Class B (formerly TOTAL),                 10,00                     6      10,000         661
 Class B (ADR) (France)
"Shell" Transport and Trading Co., PLC,                  10,00                     4      10,000         456
 New York registered (United  Kingdom)
Fletcher Challenge Energy (New Zealand)                 123,03                     3     123,030         278

WHOLESALE & INTERNATIONAL TRADE
  - 0.55% / 0.63%
Li & Fung Ltd. (Hong Kong-Incorporated                1,600,00                   4,0   1,600,000       3,678
 in Bermuda)

FINANCIAL SERVICES  - 0.40% / 0.49%
Shohkoh Fund & Co., Ltd. (Japan)                          4,00                   1,5       3,000       1,627
Capital One Financial Corp. (USA)                        27,00                   1,3      27,000       1,257

REAL ESTATE  - 0.39% / 0.47%
Mandamus Fastigheter AB (formerly Mandamus AB)          377,60                   2,3     377,600       2,242
 (Sweden)
Unibail, bearer (France)                                  3,70                     4       3,700         481
Unibail, warrants, expire 2004 (1)                        3,70                             3,700          16

TRANSPORTATION: AIRLINES  - 0.36% / 0.41%
British Airways PLC (United Kingdom)                    400,00                   2,6     400,000       2,411

MISCELLANEOUS MATERIALS & COMMODITIES
  - 0.43% / 0.40%
Sealed Air Corp. (USA) (1)                               60,00                   3,1      50,000       2,350

FOREST PRODUCTS & PAPER  - 0.29% / 0.35%
Kimberly-Clark de Mexico, SA de CV (Mexico)             540,00                   2,0     540,000       2,027

FOOD & HOUSEHOLD PRODUCTS  - 0.21% / 0.34%
Reckitt Benckiser (formerly Reckitt & Colman PLC        165490                   1,5     105,098       2,001
 and Benckiser NV (United Kingdom)


GOLD MINES  - 0.21% / 0.26%
Anglogold Ltd. (South Africa)                            30,00                   1,5      30,000       1,530

HEALTH CARE PROVIDERS & SERVICES  - 0.15% / 0.23%
Quintiles Transnational Corp. (USA) (1)                  60,00                   1,1      60,000       1,324

BEVERAGES & TOBACCO  - 0.15% / 0.21%
Coca-Cola Amatil Ltd. (Australia)                       400,00                   1,0     400,000       1,256

INSURANCE  - 0.13% / 0.14%
Fairfax Financial Holdings Ltd. (Canada) (1)              5,00                     8       5,000         737
Fairfax Financial Holdings Ltd., Subscriptions (1           60                     1         600          88

MACHINERY & ENGINEERING  - 0.08% / 0.09%
Kvaerner ASA, Class A (Norway) (1)                       28,84                     6      28,840         544

Miscellaneous - 2.70% / 1.02%
Other equity securities in initial period                                       19,580                 5,968
 of acquisition
                                                                         ----------              ----------
TOTAL EQUITY SECURITIES (cost: $395,540,000                                    660,231               547,200
 and $385,368,000, respectively)
                                                                         ----------              ----------

                                                    Principal                         Principal
                                                       Amount                            Amount
Short-Term Securities                                    (000)                             (000)
--------------------------------------------         --------                          --------
Corporate Short-Term Notes - 7.22% / 4.95%

Wal-Mart Stores Inc. 5.26% due 12/17/1999 (2)                                        $    7,000        6,983
Alcoa Inc. 5.30% due 12/1/1999                                                             6,500       6,499
Ford Motor Credit Co. 5.32% due 12/8/1999                                                  5,000       4,994
Associates Corp. of North America 5.71%                                                    4,600       4,599
 due 12/1/1999
Xerox Capital (Europe) PLC 5.30% due 12/9/1999                                             3,500       3,495
Caisse d'amortissement de la dette sociale                                                 2,500       2,499
 5.20% due 12/3/1999
National Australia Funding (Delaware) Inc.          $ 12,600                    12,569
 4.50%-5.95% due 1/3/2000-2/2/2000
Toyota Motor Credit Corp 6.00%-6.25% due                 12,40                  12,377
 1/10/2000-1/13/2000
Amer Honda Finance Corp. 6.02% due 2/10/2000             10,00                   9,932
DaimlerChrysler AG 5.99% due 1/31/2000                    9,60                   9,550
Sony Capital Corp  6.38% due 1/11/2000                    5,00                   4,990
BMW US Capital Corp CP 6.55% due 1/12/2000                3,00                   2,993

Federal Agency Discount Notes - 1.68% / 4.35%

Fannie Mae 5.20%-5.48% due 12/13/1999-2/17/2000           7,50                   7,4      16,000      15,965
Federal Home Loan Banks 5.36%-5.75%                                                        8,000       7,988
 due 12/10/1999-2/15/2000
Freddie Mac 5.20%-5.75% due 12/15/1999-2/15/2000          4,80                   4,7       1,600       1,597

Non-U.S. Currency - 0.03% / 0.03%

New Taiwanese Dollar                                 NT$6,410                      2   NT$6,362          201
                                                                         ----------              ----------
TOTAL SHORT-TERM SECURITES (cost:                                               64,825                54,820
 $64,822,000 and $54,819,000, respectively)
                                                                         ----------              ----------
TOTAL INVESTMENT SECURITIES (cost:                                             725,056               602,020
 $460,362,000 and $440,187,000, respectively)
Net cash, receivables and payables                                              971                 (14,503)
                                                                         ----------              ----------
NET ASSETS                                                                     726,027               587,517
                                                                         ==========              ==========
(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
    resale to the public may require registration
    or sale only to qualified institutional buyers.
(3) Valued under procedures established by
    the Board of Trustees.

ADR = American Depository Receipts

See Notes to Financial Statements


American Variable Insurance Series Global
Small Capitalization Fund Investment Portfolio,
December 31, 1999 and November 30, 1999


Where the Fund's Assets Are Invested          December 31, 19 November 30, 1999
                                                  Percent of     Percent of
                                                  Net Assets     Net Assets

The Americas                                           42.00%         39.18%
Europe                                                 15.33%         14.59%
Asia/Pacific                                           29.50%         32.88%
Other Countries                                         3.23%          3.17%
Cash & Equivalents                                      9.94%         10.18%
                                                      100.00%        100.00%


American Variable Insurance Series Global
Small Capitalization Fund Investment Portfolio,
December 31, 1999 and November 30, 1999

                                                               November 30, 1999
LARGEST INDIVIDUAL EQUITY SECURITIES                               Percent of
                                                                   Net Assets
HNC Software                                                             3.15%
AVEX                                                                      2.36
Yushin Precision Equipment                                                2.30
Applied Micro Circuits                                                    1.74
Picvue Electronics                                                        1.57
Baltimore Technologies                                                    1.53
Inet Technologies                                                         1.52
Power Integrations                                                        1.51
hi/fn                                                                     1.38
Fujitsu Devices                                                           1.31

                                              December 31, 1999
LARGEST INDIVIDUAL EQUITY SECURITIES                Percent of
                                                    Net Assets
HNC Software                                              2.96%
Great Plains Software                                      2.85
Yushin Precision Equipment                                 2.78
Baltimore Technologies                                     2.21
Applied Micro Circuits                                     2.20
Picvue Electronics                                         1.67
AVEX                                                       1.56
TranSwitch                                                 1.51
Power Integrations                                         1.41
Apex                                                       1.23


American Variable Insurance Series
 Global Small Capitalization Fund
Investment Portfolio,
 December 31, 1999 and November 30, 1999
                                                               December 31       November 30

                                                                 Market             Market Percent
                                                      Number of   Value Number of    Value  Of Net
EQUITY SECURITIES (common and preferred stocks)         Shares     (000)  Shares      (000) Assets
----------------------------------------------        ---------------------------------------------

ELECTRONIC COMPONENTS  -  13.47% / 13.90%
Applied Micro Circuits Corp. (USA) (1)                   50,000 $   6,36   50,000 $    4,15    1.74
Power Integrations, Inc. (USA) (1)                       85,000    4,075   90,000     3,589    1.51
hi/fn, inc. (USA) (1)                                    75,000    2,906   75,000     3,300    1.38
Fujitsu Devices Inc. (Japan)                             80,000    3,288   80,000     3,127    1.31
Micrel, Inc. (USA) (1)                                   60,000    3,416   60,000     2,955    1.24
Cymer, Inc. (USA) (1)                                    70,000    3,220   70,000     2,800    1.17
Venture Manufacturing (Singapore) Ltd (Singapore)       168,000    1,928  168,000     1,700
Venture Manufacturing (Singapore) Ltd (2)                90,000    1,033   90,000       911    1.10
MegaChips Corp. (Japan)                                      -        -    20,000     1,545     .65
CTX Opto-Electronics Corp (Taiwan)(1)                   690,000    1,429  690,000     1,528     .64
DuPont Photomasks, Inc. (USA) (1)                        20,000      965   20,000     1,230     .52
Komatsu Electronic Metals Co., Ltd. (Japan)             146,500    1,176  146,500     1,082     .45
Paltek (Japan)                                           30,000    1,233   25,000       982     .41
Veeco Instruments Inc. (USA) (1)                         19,000      890   19,000       786     .33
NatSteel Electronics Ltd (Singapore)                    175,000      926  175,000       724     .30
SOITEC SA (France) (1)                                    8,500    1,154    8,500       610     .26
Dialer and Business Electronics, Co. Ltd (Taiwan) (1)   840,000    1,499  447,000       590     .25
Sanmina Corp. (USA) (1)                                   5,000      499    5,000       481     .20
Tower Semiconductor Ltd. (Israel) (1)                    35,500      388   35,500       379     .16
Dallas Semiconductor Corp. (USA)                          5,800      374    5,800       334     .14
Varitronix International Ltd. (Hong Kong -              150,000      345  150,000       311     .13
 Incorporated in Bermuda)
Acer Laboratories Inc. (Taiwan)  (1)                    300,000    1,807       -         -
BUSINESS SERVICES  -  10.66% / 12.28%
Computer Engineer & Consulting Ltd. (Japan)              85,000    2,271   85,000     2,912    1.22
ITE Group PLC (United Kingdom)                        2,137,200    2,4862,137,200     2,866    1.20
Zuken Inc. (Japan)                                       70,000    2,679   64,800     2,673    1.12
Flextronics International Ltd. (USA - Incorporated       60,000    2,760   30,000     2,488    1.04
 in Singapore) (1)
Photobition Group PLC (United Kingdom)                  480,153    2,540  480,153     2,459    1.03
Black Box Corp. (USA) (1)                                29,500    1,976   29,500     1,755     .74
Sapiens International Corp. NV (Israel) (1)             100,000    1,644  100,000     1,388     .58
Nippon Kanzai (Japan)                                    40,000    1,272   40,000     1,378     .58
Source Information Management Co. (USA) (1)             100,000    1,675   85,000     1,296     .54
Zhejiang Expressway Co. Ltd., Class H (China)         7,000,000    1,0637,000,000     1,127     .47
Corporate Services Group PLC (United Kingdom)           578,750      944  578,750     1,090     .46
OpenTV Corp., Class A (USA) (1)                              -        -    11,100       857     .36
London Bridge Software Holdings PLC (United Kingdom)     10,200      719   10,200       755     .32
Lason, Inc. (USA) (1)                                        -        -    30,000       731     .31
InfoCure Corp. (USA) (1)                                     -        -    40,000       643     .27
Kroll-O'Gara Co. (USA) (1)                               38,700      639   38,700       634     .27
Midas, Inc. (USA)                                        28,700      628   28,700       617     .26
Optosof AB, Class  B (Sweden) (1)                        33,800      850   33,800       561     .24
Falck A/S (Denmark)                                       7,000      734    5,000       498     .21
MDC Communications Corp., Class A (Canada) (1)           62,400      539   62,400       474     .20
NDS Group PLC, Class A (ADR) (United Kingdom)(1)         14,100      430   14,100       428     .18
eXchange Holdings PLC (United Kingdom) (1)              106,700      600  106,700       416
International Container Terminal                      4,500,000      4094,500,000       374     .16
 Services, Inc. (Philippines) (1)
Seminis, Inc., Class A (USA)(1)                          40,000      252   40,000       220     .09
MEDION AG (Germany)                                       2,800      251      700       215     .09
Launch Media, Inc. (USA) (1)                             38,100      721   10,500       194     .08
Brunel International NV (Netherlands)                    13,048      118   13,048       139     .06
SciQuest.com, Inc. (USA) (1)                                 -        -     2,400        79     .03
Ituran Group (Israel) (1)                                26,500    1,093       -         -
Metron Technology NV (Netherlands) (1)                   93,000    1,494       -         -
DATA PROCESSING & REPRODUCTION  -
  11.59% / 10.18%
HNC Software Inc. (USA) (1)                              80,900    8,555  105,900     7,519    3.15
Inet Technologies, Inc. (USA) (1)                        44,500    3,109   60,000     3,630    1.52
Great Plains Software, Inc. (USA) (1)                   110,000    8,223   50,000     2,672    1.12
Apex Inc.  (USA) (1)                                    110,000    3,548   90,000     2,115     .89
RadiSys Corp. (USA) (1)                                  45,000    2,295   45,000     2,019     .85
MMC Networks, Inc. (USA) (1)                             75,000    2,578   75,000     1,477     .62
Documentum, Inc. (USA) (1)                               40,000    2,395   40,000     1,345     .56
Infowave Software, Inc. (Canada) (1) (2)                     -        -   200,000       841
Infowave Software, Inc.,  warrants,                     100,000      858  100,000        -      .35
 expire  2000 (1) (3)
Great Wall Technology Co. Ltd., Class H (China) (1)          -        -   964,500       813
National Computer Systems, Inc. (USA)                    20,000      752   20,000       768     .32
Nice Systems Ltd. (ADR) (Israel) (1)                     14,000      689   14,000       573     .24
Momentum Business Applications, Inc.,                    60,000      472   60,000       488     .20
 Class A  (USA) (1)
MERCHANDISING  -  8.38% / 9.98%
Lands' End, Inc. (USA) (1)                               51,000    1,772   51,000     3,079    1.29
Sharper Image Corp. (USA) (1)                           160,000    2,030  150,000     3,019    1.27
Tsuruha Co., Ltd. (Japan)                                20,000    2,642   20,000     2,953    1.24
Sundrug Co., Ltd. (Japan)                                35,000    2,432   35,000     2,753    1.16
Senshukai Co., Ltd. (Japan)                             140,000    1,877  140,000     2,521    1.06
Homac Corp. (Japan)                                      53,000    1,478   53,000     1,555     .65
DFS Furniture Co. PLC (United Kingdom)                  250,000    1,454  250,000     1,317     .55
KOMERI Co., Ltd. (Japan)                                 40,000    1,213   40,000     1,284     .54
Rent-Way, Inc. (USA) (1)                                 81,000    1,514   55,000       839     .35
Too, Inc. (USA) (1)                                      45,000      776   45,000       832     .35
Migros Turk TAS (Turkey)                              1,950,000    1,2591,950,000       800     .34
School Specialty, Inc. (USA) (1)                         45,000      681   45,000       731     .31
Michaels Stores, Inc. (USA) (1)                          14,500      413   14,500       455     .19
EUROBIKE AG (Germany)                                    40,000      402   40,000       445     .19
Giordano International Ltd. (Hong Kong)                 400,000      412  400,000       399     .17
Dickson Concepts (International) Ltd.                   310,000      391  310,000       319     .13
 (Hong Kong--Incorporated in Bermuda)
Bombay Co., Inc. (USA) (1)                               43,900      198   43,900       220     .09
Jean Coutu Group (PJC) Inc., Class A (Canada)            57,400    1,310    7,400       166     .07
Chapters Online Inc. (Canada) (1)                        66,500      922    7,500        91     .04
Alloy Online, Inc. (USA) (1)                             65,000    1,024       -         -
ELECTRONIC INSTRUMENTS  -  7.26% / 7.55%
Picvue Electronics, Ltd. (Taiwan)                     4,000,000    4,8184,000,000     3,747    1.57
ASM Pacific Technology Ltd. (Hong Kong)               1,900,000    3,3731,900,000     3,046    1.28
Disco Corp. (Japan)                                      15,000    3,479   15,000     3,042    1.28
TranSwitch Corp. (USA) (1)                               60,000    4,354   60,000     2,820    1.18
Densei Lambda KK (Japan)                                 43,000    1,347   43,000     1,854     .78
Lasertec Corp. (Japan)                                   55,000    1,459   55,000     1,684     .71
Orbotech Ltd. (Israel) (1)                               18,000    1,395   12,000     1,098     .46
Etec Systems, Inc. (USA) (1)                             16,600      745   16,600       714     .30
MACHINERY & ENGINEERING  -  4.20% / 3.67%
Yushin Precision Equipment Co., Ltd. (Japan)             69,480    8,024   69,480     5,472    2.30
JOT Automation Group Oyj (Finland)                      322,500    3,001  322,500     2,192     .92
HISAKA WORKS, LTD. (Japan)                              200,000      851  200,000       906     .38
KCI Konecranes International Corp. (Finland)              6,800      261    6,800       186     .08
RECREATION & OTHER CONSUMER PRODUCTS
  -  2.58% / 3.41%
AVEX Inc. (Japan)                                        18,000    4,492   18,000     5,617    2.36
GTR Group Inc. (Canada) (1)                             393,000    1,060  393,000     1,053     .44
Movado Group, Inc. (USA)                                 55,000    1,200   30,000       713     .30
Radica Games Ltd. (Hong Kong) (1)                        70,000      516   70,000       560     .23
Metromedia International Group, Inc. (USA) (1)           40,000      190   40,000       180     .08
BROADCASTING & PUBLISHING  -  2.95% / 2.74%
Fox Kids Europe NV (United Kingdom) (1)                 200,000    2,555  200,000     2,729
Westwood One, Inc. (USA) (1)                             32,100    2,440   32,100     1,838     .77
APN News & Media Ltd (Australia)                        414,857      912  414,857       845     .35
United Television, Inc. (USA)                             6,000      813    6,000       803     .34
Radio Unica Communications Corp. (USA) (1)               11,400      329   11,400       315     .13
SBS Broadcasting SA (Luxembourg)(1)                      30,000    1,461       -         -
LEISURE & TOURISM  -  2.70% / 2.64%
Station Casinos, Inc. (USA) (1)                              -        -    89,600     2,150     .90
Four Seasons Hotels Inc. (Canada)                        17,000      903   17,000       839     .35
Lions Gate Entertainment Corp. (Canada) (1)             300,000      684  300,000       702
Morton's Restaurant Group, Inc. (USA) (1)                70,000    1,085   45,000       672     .28
Imax Corp. (Canada) (1)                                  20,000      548   20,000       544     .23
Vail Resorts, Inc. (USA) (1)                            113,300    2,032   20,000       344     .14
Corporacion Interamericana de Entretenimiento,          100,000      400  100,000       332     .14
 SA de CV, Class B (Mexico) (1)
Kinepolis Group NV (Belgium)                              3,544      303    3,544       299     .13
CinemaxX AG (Germany) (1)                                12,000      193   12,000       219     .09
Alliance Atlantis Communications Inc., nonvoting,        20,000      166   20,000       181     .08
 Class B  (Canada) (1)
Lions Gate Entertainment Corp., Class A,                    558    1,274       -         -
 convertible preferred (Canada) (1) (3)
Lions Gate Entertainment Corp., warrants,               237,150      216       -         -
 expire 2004 (1) (3)
HEALTH & PERSONAL CARE  -  2.49% / 2.00%
ViroPharma Inc. (USA) (1)                                50,000    1,850   50,000     1,225     .51
Genetronics Biomedical Ltd., warrants (Canada) (1)      250,000      778  250,000       746     .31
Pharmacyclics, Inc. (USA) (1)                            20,000      825   20,000       688     .29
Nobel Biocare AB (Sweden)                                45,100      636   45,100       653     .27
TriPath Imaging, Inc. (USA) (1)                          94,836      391   94,836       622     .26
Aviron (USA) (1)                                         29,200      462   29,200       469     .20
Grupo Casa Autrey, SA de CV (ADR) (Mexico) (1)           44,900      371   44,900       376     .16
Women First HealthCare, Inc. (USA) (1)                  360,000    1,890       -         -
IT CONSULTING & SERVICES  -  2.42% / 1.77%
Baltimore Technologies PLC (United Kingdom) (1)          77,363    6,373   77,363     3,643    1.53
Data Communication System Co., Ltd. (Japan) (1)           3,000      370    3,000       369     .15
Formula Systems (1985) Ltd. (ADR) (Israel) (1)            6,100      256    6,100       214     .09
BEVERAGES & TOBACCO  -  1.93% / 1.73%
Montana Group Ltd. (formerly Corporate                1,250,000    1,3671,250,000     1,340     .56
 Investments Ltd.) (New Zealand)
Shikoku Coca-Cola Bottling Co., Ltd. (Japan)             80,000    1,167   80,000     1,064     .45
Robert Mondavi Corp., Class A (USA) (1)                  13,600      473   13,600       523     .22
Quilmes Industrial SA, nonvoting preferred               45,000      537   45,000       523     .22
 (ADR) (Luxembourg)
Simeon Wines Ltd. (Australia)                           156,140      348  156,140       338     .14
BRL Hardy Ltd. (Australia)                              106,531      514   71,531       332     .14
Hokkaido Coca-Cola Bottling Co., Ltd. (Japan)            85,000    1,157       -         -
WIRELESS TELECOMMUNICATION SERVICES
  -  1.86% / 1.60%
Rogers Cantel Mobile Communications Inc.,                50,000    1,821   50,000     1,605     .67
 Class B, restricted voting (Canada) (1)
Tele Centro Oeste Celular Participacoes SA,             300,000    1,950  300,000     1,200     .50
 preferred nominative  (ADR) (Brazil)
Tele Celular Sul Participacoes SA, preferred             50,000    1,587   50,000     1,000     .42
 nominative  (ADR) (Brazil)
DIVERSIFIED TELECOMMUNICATION SERVICES
  -  1.57% / 1.54%
Highpoint Telecommunications Inc.,                      380,000    2,345  380,000     1,863
 convertible preferred (Canada) (1) (2) (3)
Highpoint Telecommunications Inc. (1)                   130,000      944  130,000       750    1.10
Global Light Telecommunications Inc. (Canada) (1)        81,037    1,003   81,035       871     .37
Western Telecom (France) (1)                             25,000      247   25,000       184     .08
ELECTRICAL & ELECTRONICS  -  1.45% / 1.23%
Kokusai Electric Co., Ltd. (Japan)                      170,000    2,396  170,000     2,360     .99
Maker Communications, Inc.  (USA)(1)                     15,000      641   15,000       345     .14
Finisar Corp. (USA) (1)                                      -        -     1,900       219     .09
ITG Group PLC (Ireland) (1)                              98,029    1,144       -         -
CHEMICALS  -  1.51% / 1.02%
Omni Industries Ltd. (Singapore)                      1,800,000    3,2671,100,000     1,408     .59
OM Group, Inc. (USA)                                     12,000      413   12,000       405     .17
Ionics, Inc. (USA) (1)                                   11,900      335   11,900       317     .13
Cambrex Corp. (USA)                                      10,000      344   10,000       315     .13
HEALTH CARE PROVIDERS & SERVICES
  -  0.38% / 0.79%
Medicis Pharmaceutical Corp., Class A (USA) (1)              -        -    23,800       836     .35
Rhon-Klinikum AG, nonvoting preferred  (Germany)         21,000      748   21,000       772     .32
ICON PLC (ADR) (Ireland) (1)                             20,000      340   20,000       277     .12
APPLIANCES & HOUSEHOLD DURABLES
  -  0.78% / 0.78%
Fisher & Paykel Industries Ltd. (New Zealand)           590,000    2,253  590,000     1,852     .78
REAL ESTATE  -  0.70% / 0.76%
Wiggins Group PLC (United Kingdom) (1)                3,000,000    1,7083,000,000     1,509     .63
Mandamus AB (Sweden)                                     50,000      312   50,000       297     .12
BANKING  -  0.55% / 0.62%
Industrial Finance Corp. of Thailand (Thailand) (1)   2,400,000    1,1852,400,000     1,046     .44
Laurentian Bank of Canada (Canada)                       33,000      405   33,000       430     .18
METALS: NONFERROUS  -  0.65% / 0.59%
Minmet PLC (Ireland) (1) (2)                          5,796,138    1,8735,796,138     1,411     .59
ENERGY SOURCES  -  1.05% / 0.55%
Mitchell Energy & Development Corp.,                     30,300      653   30,300       697     .29
 nonvoting, Class B  (USA)
Cabre Exploration Ltd. (Canada) (1)                      40,000      332   40,000       304     .13
Northrock Resources Ltd. (Canada) (1)                    36,900      245   36,900       204     .09
Premier Oil PLC (United Kingdom) (1)                    430,000      101  430,000       106     .04
Western Oil Sands Inc., $5.00 units (Canada)            430,000    1,487       -         -
 (1) (2) (3)
Western Oil Sands Inc., $7.50 units (1) (2) (3)          43,333      225       -         -
MISCELLANEOUS MATERIALS & COMMODITIES
  -  1.12% / 0.53%
SPARTECH Corp. (USA)                                    100,000    3,225   40,000     1,262     .53
UTILITIES: ELECTRIC & GAS  -  0.43% / 0.51%
International Energy Group Ltd. (United Kingdom)        360,000    1,233  360,000     1,224     .51
FOOD & HOUSEHOLD PRODUCTS  -  0.41% / 0.46%
PT Indofood Sukses Makmur Tbk (Indonesia) (1)           700,000      878  700,000       770     .32
Geest PLC (United Kingdom)                               45,000      298   45,000       325     .14
TRANSPORTATION: AIRLINES  -  0.49% / 0.41%
SkyWest, Inc. (USA)                                      50,000    1,400   40,000       980     .41
TEXTILES & APPAREL  -  0.25% / 0.30%
Esprit Holdings Ltd. (Hong Kong)                        404,010      436  404,010       408     .17
Wolford Group (Austria)                                   7,300      288    7,300       312     .13
INSURANCE  -  0.23% / 0.29%
Independent Insurance Group PLC (United Kingdom)        155,000      674  155,000       690     .29
WHOLESALE & INTERNATIONAL TRADE
  -  0.26% / 0.29%
Li & Fung Ltd. (Hong Kong - Incorporated in Bermuda)    300,000      753  300,000       690     .29
AUTOMOBILES  -  0.27% / 0.28%
Mahindra & Mahindra Ltd. (GDR) (India)                   70,000      780   70,000       674     .28
FINANCIAL SERVICES  -  0.17% / 0.26%
Nissin Co., Ltd. (Japan)                                 12,000      493   12,000       617     .26
EQUITY COMMON TRUSTS  -  0.21% / 0.24%
Atle AB, Class A (Sweden)                                36,800      601   36,800       567     .24
INDUSTRIAL COMPONENTS  -  0.48% / 0.17%
Kiekert AG (Germany)                                     10,000      241   10,000       256     .11
THK Co., Ltd. (Japan)                                     4,000      162    4,000       157     .07
BERU AG (Germany)                                        34,200      981       -         -
BUILDING MATERIALS & COMPONENTS
  -  0.01% / 0.02%
Futuris Corp. Ltd. (Australia)                           29,202       41   29,202        39     .02
MISCELLANEOUS - 4.60% / 4.73%
Other equity securities in initial period                         13,291             11,274    4.73
 of acquisition
                                                               -----------       -----------
TOTAL EQUITY SECURITIES (cost:                                   260,098            214,074   89.82
 $181,759.000, $156,635,000)
                                                               -----------       ----------==========

                                                      Principal         Principal          Percent
                                                        Amount            Amount            Of Net
SHORT TERM SECURITIES                                     (000)             (000)           Assets
-----------------------------------------------       ---------------------------------------------
CORPORATE SHORT TERM NOTES - 6.78% / 6.16%
Associates Corp. of North America 5.71%                      -        -  $   5,00     4,999    2.10
 due 12/1/1999
Wal-Mart Stores, Inc. 5.56% due 12/13/1999 (2)               -        -     4,000     3,992    1.67
Ford Motor Credit Co. 5.32% due 12/8/1999                    -        -     3,000     2,996    1.26
Sony Capital Corp. 5.30% due 12/6/1999 (2)                   -        -     2,700     2,698    1.13
Associates First Capital Corp. 4.00% due 1/3/2000      $   5,62    5,618       -         -
Arco British Ltd. 6.10% due 1/20/2000 (2)                 5,200    5,182       -         -
BMW US Capital Corp. 6.01% due 1/10/2000                  4,800    4,792       -         -
Toyota Motor Credit Corp. 6.25% due 1/13/2000             4,000    3,991       -         -
FEDERAL AGENCY DISCOUNT NOTES
 - 2.99% / 4.45%
Fannie Mae 5.21%-5.30% due 12/17/1999                        -        -     4,935     4,923
Freddie Mac 5.19%-5.75% due 12/16/1999-2/15/2000          8,700    8,645    3,400     3,392
Federal Home Loan Banks 5.36% due 12/10/1999                 -        -     2,300     2,296
NON-U.S. CURRENCY - 0.04% / 0.33%
New Taiwanese Dollar                                  NT$3,206       102NT$3,177        792
                                                               -----------       ------------
TOTAL SHORT-TERM SECURITIES (cost:                                28,330             26,088
 $28,329,000, $26,087,000)
                                                               -----------       -----------
TOTAL INVESTMENT SECURITIES (cost:                               288,428            240,162
 $210,088,000, $182,722,000)
Net cash, receivables and payables                                   374            (1,824)
                                                               -----------       ------------
NET ASSETS                                                      $ 288,802         $  238,33
                                                               ===========       ===========


(1) Non-income-producing security.
(2) Purchased in a private placement
    transaction; resale to the institutional buyers.
(3) Valued under procedures established
 by the Board of Trustees.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements


American Variable Insurance Series
 Growth Fund Investment Portfolio,
December 31 and November 30, 1999
                                                  December 31,                   November 30,
                                                       1999                                          1999

EQUITY SECURITIES                                      95.49%                                       93.71%

CASH &
EQUIVALENTS                                             4.51%                                       6.29%

                                                     Percent                                      Percent
                                                      Of Net                                       Of Net
Largest Individual Equity Securities                  Assets                                       Assets
---------------------------------------------      ---------                                    ---------
Viacom                                                  5.15%                          Viacom        4.84%
Texas Instruments                                         3.33              Texas Instruments         3.77
Time Warner                                               3.26                    Time Warner         3.17
Applied Materials                                         2.70              Applied Materials         2.61
Solectron                                                 2.58                      Solectron         2.55
KLA-Tencor                                                2.55                     KLA-Tencor         2.42
Cendant                                                   2.43                     NTT Mobile
NTT Mobile Communications Network                         2.05           Communications Networ        2.15
UnitedGlobalCom                                           1.99           Microchip Technology         1.83
Corning                                                   1.98            Computer Associates
                                                                                International         1.74
                                                                                      Cendant         1.73


                                                                  Market                           Market
                                                   Number of       Value            Number of       Value
Equity Securities (common and preferred stocks)       Shares        (000)              Shares        (000)
--------------------------------------------      ----------- -----------        ------------ ------------

ELECTRONIC COMPONENTS  -  23.46%/23.91%
Texas Instruments Inc.                               3,225,00 $    312,42              3,225,0 $    309,802
Solectron Corp.(1)                                   2,542,00      241,80              2,542,0      209,397
Microchip Technology Inc.(1)                         2,365,00      161,85              2,365,0      149,882
Corning Inc.                                         1,437,30      185,32              1,437,3      134,657
Adaptec, Inc.(1)                                     2,286,00      114,01              2,286,0      123,158
Intel Corp.                                          1,546,60      127,30              1,596,6      122,439
Altera Corp.(1)                                      1,750,00       86,73              1,950,0      105,056
Linear Technology Corp.                              1,420,40      101,64              1,450,0      103,041
SCI Systems, Inc.(1)                                 1,213,32       99,72              1,213,3       82,355
Taiwan Semiconductor Manufacturing Co. Ltd.         17,220,00       91,64             17,220,0       80,923
 (Taiwan)(1)
Analog Devices, Inc.(1)                              1,366,66      127,10              1,366,6       78,498
Jabil Circuit, Inc.(1)                               1,100,00       80,30              1,200,0       76,725
Micron Technology, Inc.(1)                           1,125,00       87,46              1,125,0       75,516
PMC-Sierra, Inc.(1)                                    600,00       96,18                600,0       61,838
LSI Logic Corp.(1)                                   1,000,00       67,50              1,000,0       60,438
Quantum Corp. - DLT & Storage Systems                2,900,00       43,86              2,900,0       45,675
 (formerly Quantum Corp.)(1)
Quantum Corp. - Hard Disk Drive(1)                   1,000,00        6,93              1,000,0        6,875
Maxim Integrated Products, Inc.(1)                   1,200,00       56,62                600,0       48,188
Applied Micro Circuits Corp.(1)                        300,00       38,17                300,0       24,937
Cypress Semiconductor Corp.(1)                         850,00       27,51                850,0       23,162
Vitesse Semiconductor Corp.(1)                         400,00       20,97                400,0       18,025
Seagate Technology(1)                                  200,00        9,31                200,0        7,400
Sanmina Corp.(1)                                        75,00        7,49                 75,0        7,209
Newbridge Networks Corp. (Canada)(1)                   300,00        6,76                300,0        6,787


BROADCASTING & PUBLISHING  -  19.16%/18.21%
Viacom Inc., Class B (1)                             7,100,00      429,10              7,100,0      353,225
Viacom Inc., Class A (1)                               878,40       53,08                878,4       43,755
Time Warner Inc.                                     4,212,75      305,16              4,215,1      260,022
AT&T Corp. Liberty Media Group, Class A (1)          3,075,00      174,50              3,200,0      133,800
News Corp. Ltd., preferred (ADR) (Australia)         2,695,70       90,13              2,695,7       83,398
News Corp. Ltd. (ADR)                                1,270,00       48,57              1,270,0       43,498
UnitedGlobalCom, Inc., Class A (formerly United      2,644,50      186,76              1,180,0      122,941
 International Holdings, Inc.)(1)
USA Networks, Inc.(1)                                2,970,00      164,09              2,970,0      118,800
CBS Corp.(1)                                         1,786,75      114,24              1,786,7       92,911
Fox Entertainment Group, Inc., Class A (1)           3,450,00       86,03              3,450,0       79,350
Cablevision Systems Corp., Class A (1)                 600,00       45,30                700,0       47,994
Comcast Corp., Class A, special stock                  550,00       27,80              1,050,0       47,447
BHC Communications, Inc., Class A (1)                  286,18       45,79                286,1       45,218
AMFM Inc. (formerly Chancellor Media Corp.)(1)         185,70       14,53                185,7       13,127
Clear Channel Communications, Inc.(1)                  115,73       10,32                115,7        9,302


DATA PROCESSING & REPRODUCTION  -  12.08%/9.87%
Computer Associates International, Inc.              2,200,00      153,86              2,200,0      143,000
Oracle Corp.(1)                                      1,450,00      162,49              1,650,0      111,891
3Com Corp. (1)                                       3,255,00      152,98              2,730,8      108,720
Microsoft Corp.(1)                                   1,150,00      134,26              1,050,0       95,599
PeopleSoft, Inc.(1)                                  6,025,92      128,42              4,950,0       93,122
Fujitsu Ltd. (Japan)                                 1,880,00       85,73              1,880,0       66,997
Lexmark International Group, Inc., Class A (1)         510,00       46,15                510,0       42,330
Storage Technology Corp.(1)                          1,850,00       34,10              1,850,0       36,538
Gateway, Inc. (formerly Gateway 2000, Inc.)(1)         325,70       23,47                400,0       30,550
Autodesk, Inc.                                         920,00       31,05                920,0       26,967
Vantive Corp.(1)                                          -           -                1,304,1       20,214
Rambus Inc.(1)                                            -           -                  275,0       19,405
Compaq Computer Corp.                                  300,00        8,11                300,0        7,331
Mentor Graphics Corp.(1)                               800,00       10,55                800,0        7,200
Cadence Design Systems, Inc. (1)                     6,700,00      160,800


ELECTRONIC INSTRUMENTS  -  6.92%/6.36%
Applied Materials, Inc.(1)                           2,000,00      253,37              2,200,0      214,362
KLA-Tencor Corp.(1)                                  2,150,00      239,45              2,350,0      198,722
PE Corp.-PE Biosystems Group                           727,80       87,56                727,8       59,407
Teradyne, Inc.(1)                                      950,00       62,70                950,0       41,384
ANTEC Corp.(1)                                         150,00        5,47                150,0        8,400


HEALTH & PERSONAL CARE  -  6.38%/5.57%
AstraZeneca PLC (United Kingdom)                     1,750,00       72,70              1,750,0       78,635
Cardinal Health, Inc.                                2,150,00      102,93              1,478,0       77,318
Amgen Inc.(1)                                          800,00       48,05                800,0       36,450
Pfizer Inc                                           3,300,00      107,04                822,4       29,761
Millennium Pharmaceuticals, Inc.(1)                    300,00       36,60                300,0       29,203
Sepracor Inc.(1)                                       290,40       28,80                290,4       28,205
Guidant Corp.(1)                                       500,00       23,50                500,0       25,000
MedImmune, Inc.(1)                                     200,00       33,17                200,0       24,038
Gilead Sciences, Inc.(1)                               500,00       27,06                500,0       24,000
Omnicare, Inc.                                       1,650,00       19,80              1,650,0       22,378
Forest Laboratories, Inc.(1)                           300,00       18,43                300,0       15,356
Warner-Lambert Co.                                     150,00       12,29                150,0       13,453
PE Corp.-Celera Genomics(1)                            181,95       27,11                181,9       11,145
Novoste Corp.(1)                                       700,00       11,55                700,0       10,544
BioChem Pharma Inc. (Canada)(1)                           -           -                  400,0        9,150
Biogen, Inc.(1)                                        100,00        8,45                100,0        7,306
Inhale Therapeutic Systems, Inc.(1)(2)                 200,00        8,51                200,0        6,125
Genentech, Inc.(1)                                      49,60        6,67                 49,6        4,259
Guilford Pharmaceuticals, Inc.(1)                      200,00        3,40                200,0        2,925
Pharmacia & Upjohn, Inc.                                36,25        1,63                 36,2        1,982


BUSINESS SERVICES  -  5.37%/4.87%
Cendant Corp.(1)                                     8,564,80      227,50              8,564,8      141,855
Federal Express Corp.(1)                             1,400,00       57,31              1,400,0       59,063
Juniper Networks, Inc.(1)                              145,70       49,53                145,7       40,377
Concord EFS, Inc.(1)                                 1,276,35       32,86              1,276,3       33,823
Flextronics International Ltd. (USA -                  600,00       27,60                300,0       24,881
 Incorporated in Singapore)(1)
Allied Waste Industries, Inc.(1)                     2,950,00       25,99              2,850,0       23,156
Robert Half International Inc.(1)                      800,00       22,85                800,0       22,400
Waste Management, Inc.                               1,200,00       20,62              1,200,0       19,500
United Parcel Service, Inc. Class B                    186,20       12,84                186,2       12,301
Avery Dennison Corp.                                   200,00       14,57                200,0       11,875
Paychex, Inc.                                          187,50        7,50                187,5        7,488
Snyder Communications, Inc.(1)                         200,00        3,85                200,0        2,688


ELECTRICAL & ELECTRONICS  -  3.77%/3.51%
NEC Corp. (Japan)                                    4,000,00       95,32              4,000,0       93,916
Telefonaktiebolaget LM Ericsson, Class B             1,240,00       81,45              1,240,0       59,753
 (ADR) (Sweden)
Nortel Networks Corp. (Canada)                         780,00       78,78                780,0       57,720
General Instrument Corp.(1)                            600,00       51,00                600,0       39,300
Nokia Corp., Class A (ADR) (Finland)                   180,00       34,20                180,0       24,874
Lucent Technologies Inc. (formerly Ascend              165,00       12,34                165,0       12,055
 Communications, Inc.)


WIRELESS TELECOMMUNICATION SERVICES
  -  2.36%/2.54%
NTT Mobile Communications Network, Inc. (Japan)          5,00      192,30                  5,0      176,216
Nextel Communications, Inc., Class A(1)                100,00       10,31                200,0       19,825
Crown Castle International Corp.(1)                    550,00       17,66                550,0       11,584
Paging Network, Inc.(1)                              1,500,00        1,21              1,500,0        1,078


BANKING  -  1.74%/2.30%
Sakura Bank, Ltd. (Japan)                            8,000,00       46,35              8,000,0       59,460
Washington Mutual, Inc.                              1,325,00       34,45              1,325,0       38,425
Charter One Financial, Inc.                          1,459,00       27,90              1,359,0       29,473
Fleet Boston Corp. (formerly BankBoston Corp.)         688,94       23,98                688,9       26,051
Wells Fargo & Co.                                      500,00       20,21                500,0       23,250
M&T Bank Corp.                                          25,00       10,35                 25,0       11,750


TRANSPORTATION: AIRLINES  -  1.49%/1.63%
AMR Corp.(1)                                         1,100,00       73,70              1,100,0       66,962
Southwest Airlines Co.                               3,644,76       58,99              3,644,7       59,455
Delta Air Lines, Inc.                                  150,00        7,47                150,0        7,388


LEISURE & TOURISM  -  1.36%/1.59%
Starbucks Corp. (1)                                  2,600,00       63,05              2,600,0       69,063
Carnival Corp.                                       1,184,80       56,64              1,184,8       52,279
go.com (1)                                             341,20        8,12                341,2        9,234


CHEMICALS  -  1.24%/1.54%
Monsanto Co.                                         2,000,00       71,25              2,000,0       84,375
Valspar Corp.                                          750,00       31,40                750,0       29,391
Air Products and Chemicals, Inc.                       400,00       13,42                400,0       12,950


ENERGY SOURCES  -  1.33%/1.46%
Murphy Oil Corp.                                       609,70       34,98                609,7       34,448
Pogo Producing Co.                                   1,599,30       32,78              1,524,3       27,437
EOG Resources, Inc.                                  1,400,00       24,58              1,400,0       25,900
Enterprise Oil PLC (United Kingdom)                  1,700,00       11,57              1,700,0       12,213
Talisman Energy Inc. (Canada)(1)                       400,00       10,20                400,0       10,205
TOTAL FINA SA, Class B (ADR)(formerly TOTAL)           150,00       10,38                150,0        9,919
 (France)


MERCHANDISING  -  1.15%/1.27%
Consolidated Stores Corp.(1)                         2,152,42       34,97              2,152,4       33,901
Sunglass Hut International, Inc.(1)                  2,203,00       24,78              2,203,0       26,987
Limited Inc.                                           550,00       23,82                550,0       23,340
Lowe's Companies, Inc.                                 400,00       23,90                400,0       19,925


HEALTH CARE PROVIDERS & SERVICES
  -  1.25%/1.17%
Columbia/HCA Healthcare Corp.                        2,890,30       84,72              1,468,1       40,006
Quintiles Transnational Corp.(1)                       800,00       14,95              1,800,0       39,712
Universal Health Services, Inc., Class B (1)           500,00       18,00                500,0       16,469


FINANCIAL SERVICES  -  0.97%/1.10%
Capital One Financial Corp.                            685,70       33,04                685,7       31,928
Household International, Inc.                          700,00       26,07                700,0       27,694
Providian Financial Corp.                              200,00       18,21                200,0       15,825
Fannie Mae                                             225,00       14,04                225,0       14,990


BEVERAGES & TOBACCO  -  0.67%/0.77%
Coca-Cola West Japan Co. Ltd. (formerly                800,00       33,66                800,0       32,290
 Kita Kyushu Coca-Cola Bottling Co., Ltd.) (Japan)
Philip Morris Companies Inc.                           655,00       15,18                655,0       17,235
PepsiCo, Inc.                                          400,00       14,10                400,0       13,825


TEXTILES & APPAREL  -  0.69%/0.73%
NIKE, Inc., Class B                                  1,300,00       64,43              1,300,0       59,800


DIVERSIFIED TELECOMMUNICATION
 SERVICES  -  0.54%/0.67%
Teleglobe Inc. (Canada)                              1,535,00       34,83              1,535,0       38,253
MCI WorldCom, Inc.(1)                                  300,00       15,91                200,0       16,537


INSURANCE  -  0.55%/0.61%
XL Capital Ltd. (Bermuda - Incorporated in the         710,00       36,83                710,0       36,210
 Cayman Islands)
MGIC Investment Corp.                                  250,00       15,04                250,0       14,125


MISCELLANEOUS MATERIALS & COMMODITIES
  -  0.47%/0.49%
Sealed Air Corp.(1)                                    850,00       44,04                850,0       39,950


RECREATION & OTHER CONSUMER
 PRODUCTS  -  0.34%/0.44%
Hasbro, Inc.                                         1,675,00       31,93              1,675,0       36,117


FOOD & HOUSEHOLD PRODUCTS  -  0.31%/0.35%
Keebler Foods Co.(1)                                   600,00       16,87                600,0       16,537
Dole Food Co., Inc.                                    750,00       12,18                750,0       12,000


UTILITIES: ELECTRIC & GAS  -  0.14%/0.18%
Questar Corp.                                          850,00       12,75                850,0       14,609


ENERGY EQUIPMENT  -  0.09%/0.11%
Schlumberger Ltd. (Netherlands Antilles)               150,00        8,43                150,0        9,009


MACHINERY & ENGINEERING  -  0.03%/0.04%
Thermo Electron Corp.(1)                               200,00        3,00                200,0        3,000


TRANSPORTATION: RAIL & ROAD  -  0.03%/0.03%
Wisconsin Central Transportation Corp.(1)              200,00        2,68                200,0        2,806


Miscellaneous - 1.60%/2.39%
Other equity securities in initial period                          149,962                          196,489
 of acquisition

                                                             ------------                      ------------
TOTAL EQUITY SECURITIES (cost:                                   8,950,427                        7,691,068
 $4,602,249,000 and $4,462,086,000, respectively)
                                                             ------------                     ------------

                                                   Principal                        Principal
                                                      Amount                           Amount
SHORT-TERM SECURITIES                                   (000)                            (000)
--------------------------------------------     ------------------------        ------------ ------------
CORPORATE SHORT-TERM NOTES - 4.01%/6.59%

Park Avenue Receivables Corp. 5.95%-5.97%         $     45,00       44,92 $               45,0       44,691
 due 1/10-1/11/2000 (2)
PACCAR Financial Corp. 5.47%-5.79% due                  10,00        9,93                 36,0       35,809
 12/20/1999-2/7/2000
BellSouth Capital Funding Corp. 5.67%-5.84%             10,00        9,92                 36,0       35,568
 due 2/10-2/16/2000 (2)
American Express Credit Corp. 5.28%-5.31%                 -           -                   35,6       35,558
 due 12/1-12/17/1999
SBC Communications Inc. 5.67%-5.77%                     21,28       21,23                 35,6       35,285
 due 1/14-2/18/2000 (2)
National Rural Utilities Cooperative Finance Corp       15,00       14,90                 35,0       34,804
 5.30%-5.80% due 12/9/1999-2/7/2000
Pfizer Inc 5.80%-5.93% due 1/19-3/1/2000 (2)            34,30       34,09                 34,3       33,926
International Lease Finance Corp. 5.76%-5.91%           18,72       18,63                 33,2       32,887
 due 2/1-2/3/2000
Kellogg Co. 5.80% due 3/8/2000 (2)                      17,50       17,31                 33,0       32,475
Motiva Enterprises LLC 5.90% due 1/27/2000              30,00       29,86                 30,0       29,718
Procter & Gamble Co. 5.87%-5.90% due 2/4/2000             -           -                   27,3       27,007
General Electric Capital Corp. 5.84% due 1/20/200       26,00       25,91                 26,0       25,784
Fortune Brands Inc. 5.90%-6.08% due                     37,60       37,44                 20,0       19,818
 1/24-1/25/2000 (2)
Eastman Kodak Co. 5.67% due 1/28/2000                   20,00       19,90                 20,0       19,809
Minnesota Mining & Manufacturing Co.                    20,00       19,82                 20,0       19,729
 5.84% due 2/22/2000
Halliburton Co. 5.27%-5.28% due 12/8-12/10/1999           -           -                   19,0       19,065
Bestfoods 5.30%-5.47% due 12/10-12/21/1999 (2)            -           -                   18,8       18,760
Monsanto Co. 5.32% due 12/14/1999                         -           -                   15,0       14,969
Lucent Technologies Inc. 5.75%-6.00%                    25,00       24,76                 15,0       14,794
 due 2/23-3/2/2000
Equilon Enterprises, LLC 5.87% due 2/3/2000             10,40       10,34                 10,4       10,288
Associates First Capital Corp. 4.00% due 1/3/2000       14,80       14,79                  -           -
Scripps (E.W.) Co. 6.02% due 3/16/2000 (2)              11,50       11,35                  -           -
Anheuser Busch Co. 6.05% due 2/11/2000                   5,60        5,56                  -           -
Duke Energy Corp. 6.08% due 2/18/2000                    3,90        3,86                  -           -
Avon Capital Corp. 6.70% due 1/6/2000 (2)                1,10        1,09                  -           -


FEDERAL AGENCY DISCOUNT NOTES - 0.48%/0.33%

Freddie Mac 5.20%-5.94% due 12/13/1999-2/15/2000        34,95       34,69               27,100       26,862
Fannie Mae 5.67% due 2/24/2000                          10,00        9,91                  -           -


NON-U.S. CURRENCY - 0.04%/0.05%

New Taiwanese Dollar                              NT$126,350         4,02          NT$125,305         3,965
                                                             ------------                      ------------
TOTAL SHORT-TERM SECURITIES (cost:                                 424,359                          571,571
 $424,141,000 and $571,404,000, respectively)
                                                             ------------                      ------------
TOTAL INVESTMENT SECURITIES (cost:                               9,374,786                        8,262,639
 $5,026,390,000 and $5,033,490,000, respectively)
Net cash, receivables and payables                                  (2,012)                         (55,659)
                                                             ------------                      ------------
NET ASSETS                                                    $  9,372,774                     $  8,206,980
                                                             =============                    =============


(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

ADR = American Depositary Receipts

See Notes to Financial Statements


American Variable Insurance Series
 International Fund
Investment Portfolio
                                                                            <c.
Where the Fund's Assets Are Invested
                                                                 Dec. 31, 1999                  Nov. 30, 1999

                                                                 Percent of                     Percent of
                                                                 Net Assets                     Net Assets
                                                                   --------                       --------
EUROPE                                                                48.73%                         49.33%
ASIA/PACIFIC                                                          35.06%                         34.86%
THE AMERICAS                                                           8.57%                          8.76%
OTHER COUNTRIES                                                        1.89%                          1.75%
CASH & EQUIVALENTS                                                     5.75%                          5.30%




Largest Individual Stocks


                                                                 Dec. 31, 1999                  Nov. 30, 1999
Mannesmann                                                             3.55%          Nokia           3.35%
Nokia                                                                  3.37%Telefonos de Mex          2.49%
Rohm                                                                   2.59%     Telefonica           2.28%
Telefonos de Mexico                                                    2.58%         Orange           2.20%
Telefonica                                                             2.36%     Mannesmann           2.13%
Sony                                                                   2.24%           Rohm           2.02%
Mediaset                                                               2.04%Telefonaktiebola          1.97%
Telefonaktiebolaget LM Ericsson                                        2.04%    LM Ericsson
Deutsche Telekom                                                       1.97%    AstraZeneca           1.96%
Murata Manufacturing                                                   1.83%Samsung Electro           1.88%
                                                                                  Mechanics
                                                                            Deutsche Telekom          1.86%


                                                    Dec. 31, 1999               Nov. 30, 1999

                                                                     Market                         Market
                                                     Number of        Value       Number of          Value
Stocks (common and preferred)                           Shares        (000)          Shares           (000)
--------------------------------------------          --------     --------        --------       --------

BROADCASTING & PUBLISHING
  -  17.89%/15.45%
Mediaset SpA (Italy)                                   5,967,00      $92,095       5,967,000        $68,164
United Pan-Europe Communications NV                      600,00        76,65         600,000         58,910
 (Netherlands) (1)
CANAL + (France)                                         497,67        72,34         497,672         41,145
Flextech PLC (United Kingdom) (1)                      2,250,00        42,74       2,250,000         38,953
Metropole Television (France)                            106,00        52,46         106,000         34,905
Fuji Television Network Inc. (Japan) (1)                   4,13        56,62           3,733         34,728
Television Broadcasts Ltd. (Hong Kong)                 5,089,30        34,70       5,089,300         33,094
KirchMedia GmbH & Co. KGaA (Germany)                     675,51        29,79         675,511         29,825
 (1) (2) (3)
British Sky Broadcasting Group PLC                     2,200,00        35,53       2,200,000         29,163
 (United Kingdom) (1)
Television Francaise 1 SA (France)                        80,00        41,85          80,000         29,002
Seat Pagine Gialle SpA (Italy)                        20,000,00        43,90      20,000,000         23,161
Austar United Communications Ltd.                      6,508,20        26,06       5,898,200         21,781
 (Australia) (1)
Sogecable, SA (Spain) (1)                                660,10        42,10         660,100         20,866
Nippon Television Network Corp. (Japan)                   21,00        24,66          21,000         20,074
News Corp. Ltd. (ADR) (Australia)                        362,00        13,84         362,000         12,399
News Corp. Ltd., preferred (ADR)                         181,00         6,05         181,000          5,600
News Corp. Ltd., preferred                               201,48         1,72         201,480          1,568
ProSieben Media AG (Germany)                             400,00        23,21         400,000         18,617
Grupo Televisa, SA (ADR)(Mexico) (1)                     360,00        24,57         360,000         17,573
Publishing & Broadcasting Ltd. (Australia)             2,350,00        17,94       2,350,000         15,471
Modern Times Group MTG AB, Class B                        61,00        16,16          61,000         10,500
 (ADR) (Sweden) (1)
Modern Times Group MTG AB, Class A (1)                   101,60         5,01         101,600          3,131
Axel Springer Verlag AG (Germany)                         10,00        11,87          10,000         10,070
SBS Broadcasting  SA (Luxembourg) (1)                    158,80         7,73         158,800          6,431
Fox Kids Europe NV (Netherlands) (1)                     430,00         5,49         430,000          5,867
Societe Europeenne des Satellites, SA,                     --           --             8,908          1,121
 Class A (FDR) (Luxembourg)
Primedia Ltd., units (South Africa)                      391,63           50         391,631            399
Primedia Ltd., units,  Class N                           179,63           22         179,635            180

DIVERSIFIED TELECOMMUNICATION SERVICES
  -  12.40%/12.09%
Telefonos de Mexico, SA de CV, Class L                 1,032,00       116,10       1,032,000         95,525
 (ADR) (Mexico)
Telefonica, SA (Spain) (1)                             3,121,20        77,87       3,121,200         64,744
Telefonica, SA (ADR)(1)                                  362,93        28,60         362,931         22,547
Deutsche Telekom AG (Germany)                          1,245,71        88,60       1,245,712         71,314
Telecom Italia SpA, nonconvertible savings             7,884,16        48,01       7,884,165         42,484
 (Italy)
Telecom Italia SpA                                       345,00         4,84         345,000          3,773
Swisscom AG (Switzerland)                                121,49        49,14         121,494         41,234
Nippon Telegraph and Telephone Corp.                       1,85        31,68           1,850         33,328
 (Japan)
Korea Telecom Corp. (ADR) (South Korea)                  617,90        46,18         617,900         32,749
Videsh Sanchar Nigam Ltd. (GDR) (India)                  838,60        20,79         838,600         19,288
Philippine Long Distance Telephone Co.                   205,00         5,22         205,000          4,210
 (Philippines)
Philippine Long Distance Telephone Co.,                   80,00         3,81          80,000          3,260
 convertible preferred (GDR)
Philippine Long Distance Telephone Co. (ADR)             154,00         3,98         154,000          3,157
Telefonica de Argentina SA, Class B (ADR)                350,00        10,80         280,000          7,368
 (Argentina)
Bayan Telecommunications Holdings Corp.,                 150,00         7,08         150,000          6,959
 convertible preferred (Philippines) (1) (2) (3)
Bayan Telecommunications Holdings Corp.                   30,30            7          30,308             74
 (1) (2) (3)
Bayan Telecommunications Holdings Corp.,                  20,27            5          20,279             50
 Class A (1) (2) (3)
Bayan Telecomunications Holdings Corp.,                    6,62            1           6,622             16
 Class B (1) (2) (3)
Koninklijke PTT Nederland NV (Netherlands)               117,68        11,47         117,683          6,553
Telstra Corp. Ltd. (Australia)                           700,00         3,80         700,000          4,083
Perusahaan Perseroan (Persero) PT Indonesian               --           --           350,300            491
 Satellite Corp. (Indonesia)
Perusahaan Perseroan (Persero) PT                          --           --            20,000            278

Compania de Telecomunicaciones de                         26,17           47          26,170            481
 Chile SA (ADR) (Chile)

ELECTRICAL & ELECTRONICS  -  9.47%/9.52%
Nokia Corp. (Finland)                                    838,00       151,74         908,000        128,558
Telefonaktiebolaget LM Ericsson, Class B (Sweden)      1,018,70        65,51       1,157,200         56,138
Telefonaktiebolaget LM Ericsson, Class B (ADR)           400,00        26,27         400,000         19,275
Chartered Semiconductor Manufacturing Ltd                650,80        47,50         650,800         34,655
 (ADR) (Singapore) (1)
NEC Corp. (Japan)                                      1,414,00        33,69       1,414,000         33,199
Toshiba Corp. (Japan)                                  4,230,00        32,29       4,230,000         31,273
Nortel Networks Corp. (Canada)                           300,00        30,30         400,000         29,600
Hitachi, Ltd. (Japan)                                  1,970,00        31,61       1,970,000         27,345
Premier Farnell PLC (United Kingdom)                   1,000,00         7,44       1,000,000          5,428


ELECTRONIC COMPONENTS  -  9.13%/9.08%
Rohm Co., Ltd. (Japan)                                   284,00       116,73         284,000         77,388
Samsung Electro-Mechanics Co. (South Korea) (1)          927,73        61,71         927,730         72,041
Murata Manufacturing Co., Ltd. (Japan)                   351,00        82,44         411,000         68,460
Taiwan Semiconductor Manufacturing Co. Ltd.           13,393,50        71,27      13,393,500         62,941
 (Taiwan) (1)
Hirose Electric Co., Ltd. (Japan)                        111,00        24,88         111,000         18,631
Hon Hai Precision Industry Co. Ltd. (Taiwan) (1)       1,960,00        14,61       1,960,000         14,018
Hoya Corp. (Japan)                                       175,00        13,78         175,000         12,749
Samsung Electronics Co., Ltd. (South Korea)               53,60        12,56          53,600         11,099
ATI Technologies Inc. (Canada) (1)                     1,000,00        13,20       1,000,000         10,958

WIRELESS TELECOMMUNICATION SERVICES
  -  8.05%/8.81%
Mannesmann AG (fomerly Orange PLC)  (Germany)            271,10        65,32       2,809,400         84,462
Mannesmann AG (ADR)                                      390,00        94,77         390,000         81,900
DDI Corp. (Japan)                                          2,60        35,62           2,600         36,090
China Telecom (Hong Kong) Ltd. (ADR)                     314,60        40,44         314,600         33,072
 (People's Republic of China) (1)
NTT Mobile Communications Network, Inc. (Japan)              81        31,34             815         28,723
Vodafone Airtouch PLC (formerly Vodafone               6,000,00        29,56       6,000,000         28,280
 Group PLC)  (United Kingdom)
Telecom Italia Mobile SpA (Italy)                      2,000,00        22,25       2,000,000         15,604
Telecom Italia Mobile SpA, savings                     1,312,80         6,23       1,312,800          5,074
SK Telecom Co., Ltd. (South Korea)                         3,26        11,72           3,269          7,556
SK Telecom Co., Ltd. (ADR)                               285,79        10,96         277,470          6,573
Partner Communications Co. Ltd. (ADR)                    370,20         9,57         370,200          6,941
 (Israel) (1)
TELECEL - Comunicacoes Pessoais, SA (Portugal)           282,00         4,91         282,000          3,731

BANKING  -  4.16%/4.74%
ABN AMRO Holding NV (Netherlands)                      1,937,24        48,33       1,937,245         47,151
Banque Nationale de Paris (France)                       395,35        36,43         395,350         36,229
Banque Nationale de Paris, guaranteed                     53,95           24          53,950            231
 value certificates, expire 2002 (1)
DBS Group Holdings Ltd. (formerly  Development         1,628,20        26,71       1,628,200         21,128
 Bank of Singapore Ltd.) (Singapore)
Bank of Nova Scotia (Canada)                             975,00        20,93         975,000         21,037
Westpac Banking Corp. (Australia)                      2,400,23        16,55       2,400,238         16,176
Sakura Bank, Ltd. (Japan)                              1,870,00        10,83       1,720,000         12,784
Bank of Scotland (United Kingdom)                        711,63         8,26         711,635          8,468
Bangkok Bank PCL (Thailand) (1)                        3,500,00         8,87       3,500,000          7,496
Fuji Bank, Ltd. (Japan)                                  470,00         4,56         470,000          5,654
Commonwealth Bank of Australia (Australia)               245,00         4,21         245,000          4,046
Standard Chartered Bank (United Kingdom)                 101,63         1,57         101,630          1,374

BUSINESS SERVICES  -  4.62%/4.33%
Terra Networks, SA (Spain) (1)                         1,421,30        77,56       1,421,300         48,963
Adecco SA (Switzerland) (1)                               50,00        38,94          50,000         31,959
Brambles Industries Ltd. (Australia)                     925,68        25,59         925,682         25,429
Aegis Group PLC (United Kingdom)                       7,350,00        26,71       7,350,000         21,121
TNT Post Groep (Netherlands)                             643,19        18,40         643,198         16,452
Rentokil Initial PLC (United Kingdom)                  3,144,10        11,47       3,144,100         12,047
Vivendi SA (France)                                       88,14         7,95          88,147          7,057
Zhejiang Expressway Co. Ltd., Class H                 10,298,00         1,56      10,298,000          1,658
 (People's Republic of China)
ecorp Ltd. (Australia) (1)                                 --           --           805,300          1,338
Metropolis Transactive Holdings Ltd.                      58,76            1          58,765              8
 (South Africa) (1)

MERCHANDISING  -  3.00%/3.98%
Dixons Group PLC (United Kingdom)                      2,800,10        67,39       2,800,100         59,624
EM.TV & Merchandising AG (Germany)                       389,80        25,09         350,000         27,315
EM.TV & Merchandising AG (1)                              70,20         4,52          70,200          5,302
Carrefour SA (France)                                      --           --            88,000         15,331
Cifra, SA de CV, Class C (Mexico) (1)                  6,000,00        11,44       6,000,000         10,555
Cifra, SA de CV, Class V (1)                               --           --         2,467,300          4,613
Ito-Yokado Co., Ltd. (Japan)                             135,00        14,66         135,000         14,619
Kingfisher PLC (United Kingdom)                          557,22         6,16         557,224          5,186
Koninklijke Ahold NV (Netherlands)                         --           --           145,000          4,616
Loblaw Companies Ltd. (Canada)                           150,00         3,65         150,000          3,511
Coles Myer Ltd. (Australia)                              400,61         2,06         400,618          2,041

HEALTH & PERSONAL CARE  -  2.84%/3.57%
AstraZeneca PLC (United Kingdom)                       1,677,05        70,65       1,677,054         75,049
Fujisawa Pharmaceutical Co. Ltd. (Japan)               1,829,00        44,39       1,829,000         49,605
Elan Corp., PLC (ADR) (Ireland) (1)                      332,80         9,81         332,800          9,110
SmithKline Beecham PLC (ADR) (United Kingdom)             50,00         3,22          50,000          3,325

APPLIANCES & HOUSEHOLD DURABLES
  -  3.06%/2.59%
Sony Corp. (Japan)                                       340,00       100,82         340,000         63,260
Koninklijke Philips Electronics NV (Netherlands)         240,20        32,62         240,200         29,231
THOMSON multimedia (France) (1)                           78,40         4,22         156,700          6,785

AUTOMOBILES  -  1.74%/2.28%
Bayerische Motoren Werke AG (Germany)                  1,144,00        34,87       1,622,400         43,295
Suzuki Motor Corp. (Japan)                             1,700,00        24,80       1,700,000         25,087
Honda Motor Co., Ltd. (Japan)                            504,00        18,74         461,000         19,061

RECREATION & OTHER CONSUMER PRODUCTS
  -  1.59%/1.94%
Nintendo Co., Ltd. (Japan)                               210,00        34,89         210,000         35,165
Sony Music Entertainment (Japan) Inc. (Japan) (3)         90,00        22,28          90,000         13,999
EMI Group PLC (United Kingdom)                         1,500,00        14,53       1,500,000         12,359
Square Co., Ltd. (Japan)                                   --           --           108,600          6,628
edel music AG (Germany) (1)                                --           --           160,000          6,187

ENERGY SOURCES  -  1.57%/1.62%
Broken Hill Proprietary Co. Ltd. (Australia)           3,611,61        47,42       3,611,615         39,660
TOTAL FINA SA, Class B (formerly Elf Aquitaine)           48,94         6,52          48,944          6,511
 (France)
TOTAL FINA SA, Class B  (ADR) (formerly TOTAL)            55,00         3,80          55,000          3,637
Woodside Petroleum Ltd. (Australia)                      600,00         4,43         600,000          4,279
"Shell" Transport and Trading Co., PLC,                   90,00         4,43          90,000          4,106
 New York registered (United Kingdom)
Norsk Hydro AS (Norway)                                  100,00         4,18         100,000          3,907

MULTI-INDUSTRY  -  1.35%/1.44%
Orkla AS, Class A (Norway)                             2,097,94        36,06       2,097,942         32,270
Lend Lease Corp. Ltd. (Australia)                        962,63        13,48         962,630         12,289
Preussag AG (Germany)                                    160,02         8,90         160,029          8,032
Benpres Holdings Corp. (GDR) (Philippines) (1)           771,10         2,22         956,000          2,868

AEROSPACE & MILITARY TECHNOLOGY  -  1.27%/1.44%
Bombardier Inc., Class B (Canada)                      2,787,80        57,16       2,787,800         55,234

DATA PROCESSING & REPRODUCTION  -  1.77%/1.44%
Fujitsu Ltd. (Japan)                                   1,070,00        48,79       1,070,000         38,132
BCE Inc. (Canada) (1)                                    575,00        30,81         575,000         17,069


BUILDING MATERIALS & COMPONENTS  -  1.22%/1.27%
Cemex, SA de CV, (ADR) (Mexico)                        1,472,61        41,04       1,472,613         36,171
Holderbank Financiere Glaris Ltd. (Switzerland)           10,00        13,69          10,000         12,526

FOOD & HOUSEHOLD PRODUCTS  -  0.80%/1.21%
Nestle SA (Switzerland)                                    9,75        17,86           9,752         17,541
Cadbury Schweppes PLC (United Kingdom)                   703,25         4,22       2,000,000         12,612
Reckitt Benckiser (formerly Reckitt & Coleman            876,37         8,22         876,375         10,532
 PLC )(United Kingdom)
Groupe Danone (France)                                    25,00         5,88          25,000          5,798

FOREST PRODUCTS & PAPER  -  0.94%/0.93%
UPM-Kymmene Corp. (Finland)                              945,00        38,02         945,000         31,594
Kimberly-Clark de Mexico, SA de CV (Mexico)            1,100,00         4,27       1,100,000          4,130

IT CONSULTING & SERVICES  -  1.10%/0.92%
Check Point Software Technologies Ltd.                   250,00        49,68         250,000         35,406
 (Israel) (1)

METALS: STEEL  -  0.60%/0.81%
Kawasaki Steel Corp. (Japan)                          15,125,00        27,08      15,125,000         31,268

BEVERAGES & TOBACCO  -  0.71%/0.79%
South African Breweries PLC (United Kingdom) (1)       2,833,37        28,87       2,833,372         26,602
Panamerican Beverages, Inc., Class A                      72,60         1,49          72,600          1,361
 (Multinational-Incorporated in Panama)
Coca-Cola Amatil Ltd. (Australia)                         91,60           25         408,415          1,282
Coca-Cola Beverages PLC (United Kingdom) (1)             635,93         1,21         635,937          1,249

UTILITIES: ELECTRIC & GAS  -  0.63%/0.77%
Cia. Energetica de Minas Gerais - CEMIG,                 826,60        18,49         826,600         15,499
 preferred nominative (ADR) (Brazil)
Cia. Energetica de Minas Gerais - CEMIG,             114,074,04         1,55     131,519,048          1,574
 ordinary nominative
Manilla Electric Co., Class A (GDR)                      510,00         6,04         510,000          5,596
 (Philippines)  (2) (3)
Cia. Paranaense de Energia - COPEL,                       69,62           64         480,373          3,693
 Class B, preferred nominative (ADR) (Brazil)
Cia. Paranaense de Energia - COPEL,                        --           --       328,207,800          1,608
 ordinary nominative
Scottish Power PLC (United Kingdom)                      200,00         1,47         200,000          1,772

MACHINERY & ENGINEERING  -  0.70%/0.76%
GKN PLC (United Kingdom)                                 621,80        10,18         621,808          9,748
Metso Oyj (formerly Valmet Oy) (Finland) (1)             830,00        10,77         830,000          8,985
Mitsubishi Heavy Industries, Ltd. (Japan)              2,500,00         8,34       2,500,000          8,146
Kvaerner ASA, Class A (Norway) (1)                       112,00         2,35         112,000          2,112

CONSTRUCTION & HOUSING  -  0.47%/0.55%
YTL Corp. Bhd. (Malaysia)                             12,000,00        19,10      10,000,000         16,316
YTL Corp. Bhd.,  Class A (1)                               --           --         2,000,000          3,079
YTL Corp. Bhd., warrants, expire 2009 (1)              3,000,00         2,01       3,000,000          1,682

INSURANCE  -  0.48%/0.50%
Royal & Sun Alliance Insurance Group PLC               1,624,00        11,74       1,624,006         10,071
 (United Kingdom)
ING Groep NV (Netherlands)                               100,00         6,03         100,000          5,624
AEGON NV (Netherlands)                                    40,00         3,85          40,000          3,625

GOLD MINES  -  0.32%/0.37%
Anglogold Ltd. (South Africa)                            275,00        14,17         275,000         14,023

LEISURE & TOURISM  -  0.33%/0.35%
Granada Group PLC (United Kingdom)                     1,100,00        11,10       1,100,000          9,500
Mandarin Oriental International Ltd. (Singapore)       5,196,21         3,63       5,742,218          4,048

INDUSTRIAL COMPONENTS  -  0.19%/0.22%
Bridgestone Corp. (Japan)                                175,00         3,85         175,000          4,341
Valeo (France)                                            50,00         3,85          50,000          3,348
Minebea Co., Ltd. (Japan)                                 60,00         1,02          60,000            941

REAL ESTATE  -  0.17%/0.18%
Cheung Kong (Holdings) Ltd. (Hong Kong)                  500,00         6,35         500,000          5,617
Mitsui Fudosan Co., Ltd. (Japan)                         159,00         1,07         159,000          1,273

TRANSPORTATION: SHIPPING  -  0.13%/0.13%
Stolt-Nielsen SA, Class B (ADR) (Multinational)          327,00         5,72         327,000          4,864

METALS: NONFERROUS  -  0.10%/0.10%
Pechiney, Class A (France)                                65,00         4,63          65,000          3,767

MISCELLANEOUS - 0.97%/0.04%
Other equity stocks in initial period                                  43,486                         1,620
 of acquisition
                                                                 ----------                     ----------
TOTAL STOCKS (cost: $2,020,509,000                                  4,223,280                     3,615,629
 and $2,032,783,000 respectively)
                                                                 ----------                     ----------

                                                     Principal                    Principal
                                                        Amount                       Amount
Convertible Debentures                                    (000)                        (000)
--------------------------------------------          --------                     --------

BROADCASTING & PUBLISHING  -  0.19%/0.22%
United News & Media PLC 6.125% 2003                    #4,500           8,44         #4,500           8,311

ELECTRONIC COMPONENTS  -  0.15%/0.12%
Acer Peripherals Inc. 1.25% 2006 (2)                   $2,000           6,70         $2,000           4,700

DIVERSIFIED TELECOMMUNICATION SERVICES
  -  0.13%/0.11%
COLT Telecom Group PLC 2.00% 2006                   EURO2,400           5,85      EURO2,400           4,260

ENERGY SOURCES  -  0.00%/0.03%
Zhenhai Refining Chemical Co. Ltd. 3.00%                   --           --             $950             978
 2003 (2)

ELECTRICAL & ELECTRONIC - 0.02%/0.00%
Elektrim SA 3.75% 2004                                 $1,000             86            --             --
                                                                 ----------                     ----------
TOTAL CONVERTIBLE DEBENTURES (cost:                                    21,866                        18,249
 $14,279,000 and $14,380,000 respectively)
                                                                 ----------                     ----------
TOTAL EQUITY SECURITIES  (cost:                                     4,245,146                     3,633,878
 $2,034,788,000 and $2,047,163,000 respectively)
                                                                 ----------                     ----------



Short-Term Securities
--------------------------------------------
CORPORATE SHORT-TERM NOTES - 5.67%/4.64%
Reed Elsevier Inc. 5.87%-6.00% due 1/24/2000 (2)          31,00        30,87          31,000         30,723
Arco British Ltd. 5.35%-5.70% due                          --           --            24,700         24,680
 12/2-12/7/1999 (2)
Asset Securitization Corp. 5.85%-5.93%                    22,90        22,73          22,900         22,614
 due 2/8-2/23/2000 (2)
Xerox Capital (Europe) PLC 5.30%-5.70%                     --           --            22,150         22,123
 due 12/1-12/16/1999
Lloyds TSB Group PLC 5.36%-5.90% due                      10,00         9,96          20,000         19,881
 12/20/1999-1/24/2000
Spintab AB 5.85%-5.975% 2/17-4/17/2000                    24,50        24,25          19,500         19,245
Diageo Capital PLC 5.95% due 1/18-1/19/2000 (2)           15,67        15,62          15,670         15,544
Telstra Corp. Ltd. 5.40%-5.95% due                         6,48         6,37          13,392         13,366
 12/13/1999-4/17/2000
ANZ (Delaware) Inc. 5.32% due 12/7/1999                    --           --            10,000          9,990
KfW International Finance Inc. 5.92%-6.05%                34,50        34,251
 due 2/3-3/28/2000
Glaxo Wellcome PLC 6.00% due 2/2-2/4/2000 (2)             30,00        29,833
DaimlerChrysler AG 5.95% due 2/4/2000                     15,50        15,410
Toyota Motor Credit Corp. 6.00% due 1/10/2000             13,80        13,777
UBS Finance (Delaware) Inc. 4.25% due 1/3/2000            13,40        13,395
American Honda Finance Corp. 6.02%                        10,00         9,931
 due 2/10/2000
Sara Lee Corp 5.87% due 1/6/2000                           9,30         9,291
Toronto-Dominion Holdings Inc. 5.90%                       9,00         8,949
 due 2/4/2000
Anheuser-Busch Companies, Inc. 6.05%                       5,80         5,759
 due 2/11/2000
BMW US Capital Corp. 4.00% due 1/4/2000                    3,00         2,999
National Rural Utilities Cooperative Finance Corp.         1,80         1,781
 5.98% due 3/7/2000


FEDERAL AGENCY DISCOUNT NOTES - 0.00%/0.45%
Freddie Mac 5.27%-5.41% due 12/17-12/30/1999               --           --            17,304         17,247

NON U.S. CURRENCY  - 0.05%/0.06%

New Taiwanese Dollar                                NT$74,768           2,38      NT$74,090           2,345
                                                                 ----------                     ----------
TOTAL SHORT-TERM SECURITIES (cost:                                    257,580                       197,758
 $257,375,000 and $197,573,000 respectively)
                                                                 ----------                     ----------
TOTAL INVESTMENT SECURITIES (cost:                                  4,502,726                     3,831,636
 $2,292,163,000 and $2,244,736,000 respectively)
Net cash, receivables and payables                                      1,209                         5,644
                                                                 ----------                     ----------
NET ASSETS                                                        $4,503,935                     $3,837,280
                                                                 ==========                     ==========



(1) Non-income-producing security.

(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

(3) Valued under procedures established by the Board of Trustees.




ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts


See Notes to Financial Statements


American Variable Insurance Series New World Fund
Investment Portfolio, December 31 and November 30, 1999
                                                     Dec. 31, 1999     Nov. 30, 1999
Where the Fund's Assets Are Invested

Asia/Pacific                                                26.88%             27.94%
The Americas                                                 27.11              27.56
Europe                                                       16.57              18.46
Other Countries                                               6.08               6.58
Cash & Equivalent                                            23.36              19.46


Largest Individual Equity Securities
                                                     Dec. 31, 1999                   Nov. 30, 1999
Samsung Electro-Mechanics                                    2.87   Samsung Electro-       4.30
Check Point Software Technologies                            2.10          Mechanics
Telefonos de Mexico                                          2.06 Telefonos de Mexico      2.18
DBS Group Holdings                                           1.92   ABN AMRO Holding       2.16
Hon Hai Precision Industry                                   1.89 DBS Group Holdings       1.95
Migros Turk                                                  1.82    Fuji Photo Film       1.95
ABN AMRO Holding                                             1.73 Check Point Softwar      1.91
Magyar Tavkozlesi                                            1.56       Technologies
Tele Sudeste Celular Participacoes                           1.49      Avon Products       1.90
Unibanco-Uniao de Bancos Brasileiros                         1.46  Hon Hai Precision       1.77
                                                                            Industry
                                                                           Carrefour       1.69
                                                                   Magyar Tavkozlesi       1.67


                                                     Dec. 31, 1999                   Nov. 30, 1999


                                                                              Market                Market
                                                        Number of              Value  Number of      Value
EQUITY SECURITIES (common and preferred stocks)            Shares               (000)    Shares       (000)
--------------------------------------------             --------           --------   --------   --------
DIVERSIFIED TELECOMMUNICATION SERVICES
  -  11.26%/10.82%
Telefonos de Mexico, SA de CV, Class L                       15,30                1,7     15,300      1,416
 (ADR) (Mexico)
Magyar Tavkozlesi Rt. (ADR) (Hungary)                        36,10                1,3     36,100      1,090
Korea Telecom Corp. (ADR) (South Korea)                      14,00                1,0     14,000        742
Nortel Inversora SA, preferred, Class B                      38,00                  7     38,000        712
 (ADR) (Argentina)
Philippine Long Distance Telephone Co. (Philippines)         30,80                  7     30,800        633
Global TeleSystems Group, Inc. (USA) (1)                     18,10                  6     18,100        578
Compania Anonima Nacional Telefonos                          23,00                  5     23,000        551
 de Venezuela (CANTV), Class D (ADR) (Venezuela)
Videsh Sanchar Nigam Ltd. (GDR) (India)                      22,00                  5     22,000        506
Mahanagar Telephone Nigam Ltd. (GDR) (India)                 52,00                  5     52,000        461
Telecom Argentina STET-France Telecom SA,                    12,00                  4     12,000        353
 Class B (ADR) (Argentina)
Telefonica de Argentina SA, Class B (Argentina)             175,00                  5        --         --
Telefonica de Argentina SA, Class B (ADR)                    17,00                  5        --         --

ELECTRONIC COMPONENTS  -  6.77%/8.18%
Samsung Electro-Mechanics Co. (South Korea) (1)              36,00                2,3     36,000      2,796
Hon Hai Precision Industry Co. Ltd. (Taiwan) (1)            211,00                1,5    161,000      1,151
Samsung Electronics Co., Ltd. (South Korea)                   4,90                1,1      4,400        911
Venture Manufacturing (Singapore) Ltd (Singapore)            46,00                  5     46,000        466

BANKING  -  9.17%/7.06%
ABN AMRO Holding NV (Netherlands)                            57,70                1,4     57,703      1,404
DBS Group Holdings Ltd. (Singapore)                          97,69                1,6     97,692      1,268
Yapi ve Kredi Bankasi AS (Turkey)                        38,317,00                1,1 38,317,000        703
Unibanco-Uniao de Bancos Brasileiros SA,                     40,40                1,2     29,400        693
 units (GDR) (Brazil)
Wielkopolski Bank Kredytowy SA (Poland)                      48,00                  3     48,000        268
Bangkok Bank PCL (Thailand) (1)                             120,00                  3    120,000        257
Kookmin Bank (South Korea)                                   40,00                  6        --         --
Shinhan Bank (South Korea)                                   45,00                  4        --         --
Standard Chartered PLC (United Kingdom)                      30,00                  4        --         --

HEALTH & PERSONAL CARE  -  3.81%/5.04%
Avon Products, Inc. (USA)                                    34,00                1,1     34,000      1,239
AstraZeneca PLC (United Kingdom)                             19,10                  8     19,100        854
PLIVA d.d. (GDR) (Croatia)                                   50,00                  6     50,000        607
Kimberly-Clark Corp. (USA)                                    9,10                  5      9,100        581

ELECTRICAL & ELECTRONICS  -  3.89%/3.98%
ECI Telecom Ltd. (Israel)                                    33,00                1,0     33,000        827
Telefonaktiebolaget LM Ericsson, Class B (Sweden)            13,20                  8     13,200        640
Trigem Computer Inc. (South Korea)                            6,40                  7      6,400        635
Elektrim SA (Poland) (1)                                     65,00                  6     65,000        486

MULTI-INDUSTRY  -  3.03%/3.27%
Orkla AS, Class A (Norway)                                   41,14                  7     41,142        633
Anglo American PLC (United Kingdom)                          10,00                  6     10,000        586
First Pacific Co. Ltd. (Hong Kong)                        1,039,00                  8  1,039,000        562
Benpres Holdings Corp. (Philippines) (1)                  2,435,00                  3  2,435,000        345

MERCHANDISING  -  1.82%/3.17%
Carrefour SA (France)                                         --                 --        6,300      1,098
Migros Turk TAS (Turkey)                                  2,355,00                1,5  2,355,000        966

WIRELESS TELECOMMUNICATION SERVICES
  -  3.23%/2.83%
China Telecom (Hong Kong) Ltd. (People's Republic           120,00                  7    120,000        644
 of China) (1)
Tele Sudeste Celular Participacoes SA,                       30,00                1,1     30,000        617
 preferred nominative (ADR) (Brazil)
Telesp Celular SA, preferred nominative,                  8,869,00                  7  8,869,000        430
 Class B (Brazil)
Partner Communications Co. Ltd. (ADR) (Israel) (1)            --                 --        8,200        154
Tele Sudeste Celular Participacoes SA (Brazil)           18,898,00                           --         --

BROADCASTING & PUBLISHING  -  2.67%/2.80%
Matav-Cable Systems Media Ltd. (Israel)                      23,00                  6     23,000        571
MIH Holdings Ltd., Class A (South Africa) (1)                10,00                  5     10,000        538
Grupo Televisa, SA, ordinary participation                    9,60                  6      9,600        469
 certificates (ADR) (Mexico) (1)
Antenna TV SA (ADR) (Greece) (1)                             18,70                  3     18,700        245

BEVERAGES & TOBACCO  -  2.14%/2.70%
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)          15,30                  6     15,300        580
Coca-Cola Amatil Ltd. (Australia)                           170,87                  4    170,878        536
South African Breweries PLC (United Kingdom) (1)             40,00                  4     40,000        376
Coca-Cola Co. (USA)                                           4,00                  2      4,000        269

METALS: NONFERROUS  -  2.57%/2.66%
Alcoa Inc. (USA)                                             13,00                1,0     13,000        851
Freeport-McMoRan Copper & Gold Inc., Class B (USA) (1        31,00                  6     31,000        490
KGHM Polska Miedz SA (GDR) (Poland)                          30,00                  4     30,000        389

AUTOMOBILES  -  1.86%/2.49%
Suzuki Motor Corp. (Japan)                                   68,00                  9     68,000      1,004
Honda Motor Co., Ltd. (Japan)                                15,00                  5     15,000        620

RECREATION & OTHER CONSUMER PRODUCTS
  -  1.36%/1.95%
Fuji Photo Film Co., Ltd. (Japan)                            31,00                1,1     31,000      1,267

IT CONSULTING & SERVICES  -  2.10%/1.91%
Check Point Software Technologies Ltd. (Israel) (1)           8,80                1,7      8,800      1,246

FOOD & HOUSEHOLD PRODUCTS  -  1.50%/1.78%
Colgate-Palmolive Co. (USA)                                   7,80                  5      7,800        428
Sara Lee Corp. (USA)                                         16,00                  3     16,000        388
PT Indofood Sukses Makmur Tbk (Indonesia) (1)               309,00                  3    309,000        340

BUSINESS SERVICES  -  1.55%/1.54%
Sabre Group Holdings, Inc., Class A (USA)                     7,50                  3      7,500        341
Terra Networks, SA (Spain)(1)                                 8,60                  4      8,600        296
Korea Thrunet Co. Ltd., Class A (South Korea)(1)              4,27                  2      4,270        238
Seminis, Inc., Class A (USA)(1)                              23,50                  1     23,500        129

MISCELLANEOUS MATERIALS & COMMODITIES
  -  1.22%/1.45%
De Beers Consolidated Mines Ltd. (South Africa)              35,00                1,0     35,000        946

REAL ESTATE  -  0.87%/1.02%
SM Prime Holdings, Inc. (Philippines)                     1,800,00                  3  1,800,000        286
Ayala Land, Inc. (Philippines)                            1,162,00                  3  1,162,000        276
New World China Land Ltd. (People's Republic                225,00                       225,000        100
 of China - Incorporated in the Cayman Islands) (1)

APPLIANCES & HOUSEHOLD DURABLES  -  1.24%/1.00%
Sony Corp. (Japan)                                            3,50                1,0      3,500        651

ENERGY SOURCES  -  0.87%/0.97%
Broken Hill Proprietary Co. Ltd. (Australia)                 35,55                  4     35,558        390
MOL Magyar Olaj- es Gazipari Rt. (Hungary)                   12,50                  2     12,500        242

TRANSPORTATION: AIRLINES  -  0.66%/0.77%
AMR Corp. (USA) (1)                                           8,20                  5      8,200        499

WHOLESALE & INTERNATIONAL TRADE  -  1.66%/0.58%
Li & Fung Ltd. (Hong Kong - Incorporated in Bermuda)        164,00                  4    164,000        377
Marubeni Corp (Japan)                                       231,00                  9        --         --

FOREST PRODUCTS & PAPER  -  0.47%/0.58%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)        100,00                  3    100,000        375

MISCELLANEOUS - 1.80%/1.24%
Other equity securities in initial period                                         1,509                 807
 of acquisition
                                                                         ----------             ----------
TOTAL EQUITY SECURITIES (cost: $45,681,000                                       56,322              45,423
 and $42,175,000, respectively)
                                                                         ----------             ----------

                                                        Principal                     Principal
                                                           Amount                        Amount
BONDS & NOTES                                                (000)                         (000)
--------------------------------------------             --------                      --------
BROADCASTING, ADVERTISING & PUBLISHING
  -  0.27%/0.34%
Grupo Televisa, SA  0%/13.25% 2008 (2)                          25                  2    $  250         223

MULTI-INDUSTRY  -  0.27%/0.33%
Reliance Industries Ltd. 10.25% 2097 (3)                        25                  2        250        215

WIRELESS TELECOMMUNICATION SERVICES
 - 0.31%/0.00%
Cellco Finance NV 12.75% 2005                                   25                  260

NON U.S. GOVERNMENT OBLIGATIONS
  -  8.27%/10.07%
Brazil (Federal Republic of):
 Bearer 8.00% 2014 (4)                                        2,69                2,0      2,693      1,845
 Global 10.125% 2027                                          1,00                  8      1,000        800
United Mexican States Government Eurobonds, Global:
 11.50% 2026                                                    30                  3        300        349
 11.375% 2016                                                   48                  5        250        275
 10.375% 2009                                                 --                 --          250        259
Argentina (Republic of) 11.75% 2009                             65                  6        650        629
Panama (Republic of), Past Due Interest                         71                  5        718        536
 Eurobond 6.50% 2016 (5)
Turkey (Republic of) 12.375% 2009                               50                  5        500        523
Philippines (Republic of) 9.875% 2019                           50                  4        500        510
Poland (Republic of), Past Due Interest Bond,                   37                  3        375        330
 Bearer 5.00% 2014 (5)
Croatian Government:
 Series A, 6.456% 2010 (5)                                      24                  2        240        205
 Series B, 6.456% 2006 (5)                                       7                            78         69
Venezuela (Republic of), Global 9.25% 2027                      35                  2        350        224
                                                                         ----------             ----------
TOTAL BONDS & NOTES  (cost:                                                       7,603               6,992
 $7,074,000 and $6,795,000, respectively)
                                                                         ----------             ----------

SHORT-TERM SECURITIES
--------------------------------------------
CORPORATE SHORT-TERM NOTES - 14.64%/17.75%
Paccar Financial Corp. 5.47% due 12/21/1999                   --                 --        1,200      1,196
CIT Group Holdings, Inc. 5.95% due 1/4/2000                   1,09                1,0      1,096      1,090
Arco British Ltd. 5.36% due 12/2/1999 (3)                     --                 --        1,000      1,000
Corporate Asset Funding Co. Inc. 5.45%                        --                 --        1,000      1,000
 due 12/2/1999 (3)
Bestfoods 5.30% due 12/21/1999 (3)                            --                 --        1,000        997
British Telecommunications PLC 5.83% due 1/19/2000            1,00                  9      1,000        992
Export Development Corp. 5.80% due 1/18/2000                  1,00                  9      1,000        992
Spintab AB 5.92% due 1/24/2000                                1,00                  9      1,000        991
Sony Capital Corp. 5.30% due 12/6/1999 (3)                    --                 --          900        899
Vodafone Airtouch PLC 5.50% due 12/13/1999 (3)                --                 --          900        898
Xerox Capital (Europe) PLC 5.30% due 12/14/1999               --                 --          800        798
DaimlerChrysler NA Holdings 5.47% due 12/10/1999              --                 --          700        699
Sara Lee Corp. 5.10% due 1/28/2000                            1,30                1,2        --         --
Motiva Enterprises LLC 5.85% due 1/10/2000                    1,20                1,1        --         --
Coca-Cola Co. 5.88% due 1/1/4/2000                            1,10                1,0        --         --
France Telecom, SA,6.00% due 2/2/2000 (3)                     1,10                1,0        --         --
Associate First Capital Corp. 4.00% due 1/3/2000              1,00                1,0        --         --
Avon Capital Corp. 6.70% due 1/6/2000(3)                      1,00                  9        --         --
Sony Europe Finance PLC 6.15% due 1/10/2000 (3)                 94                  9        --         --
BMW US Capital Corp.  6.55% due 1/12/2000                       50                  4        --         --

FEDERAL AGENCY DISCOUNT NOTES - 7.99%/4.52%
Fannie Mae 5.21%-5.48% due 12/2/1999-2/17/2000                2,40                2,3      1,840      1,838
Freddie Mac 5.26%-5.61% due 12/8/1999-1/27/2000               2,50                2,4      1,103      1,101
International Bank for Reconstruction                         1,80                1,7        --         --
 and Development 5.80% due 1/13/2000

NON-U.S. CURRENCY - 0.03%/0.03%
New Taiwanese Dollar                                      NT$635                         NT$635          20
                                                                         ----------             ----------
TOTAL SHORT-TERM SECURITIES (cost:                                               18,898              14,511
 $18,898,000 and $14,511,000, respectively)
                                                                         ----------             ----------
TOTAL INVESTMENT SECURITIES (cost:                                               82,823              66,926
 $71,653,000 and $63,481,000, respectively)
Net cash, receivables and payables                                                  592             (1,843)
                                                                         ----------             ----------
NET ASSETS                                                                       83,415              65,083
                                                                          ==========            ==========
(1) Non-income-producing security.
(2) Step bond; coupon rate will increase
    at a later date.
(3) Purchased in a private placement transaction;
    resale to the public may require registration
    or sale only to qualified institutional buyers.
(4) Payment in kind; the issuer has the option of
    paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts


See Notes to Financial Statements


American Variable Insurance Series Growth
Income Fund Investment Portfolio,
 December 31, 1999 and November 30, 1999
                                                      Dec 31, 1999           Nov 30, 1999
EQUITY SECURITIES                                          87.45%                87.43%

CASH &
EQUIVALENTS                                                12.55%                12.57%


                                                        Percent
                                                         Of Net
Largest Individual Equity Securities                     Assets
--------------------------------------------          ---------
U S WEST Communications                                     1.80%
Microsoft                                                     1.75
Computer Associates International                             1.72
Texas Instruments                                             1.70
Viacom                                                        1.60
Albertson's                                                   1.53
Wells Fargo                                                   1.24
Household International                                       1.22
Citizens Utilities                                            1.14
Allied Waste Industries                                       1.06

                                                         Percent
                                                          Of Net
Largest Individual Stocks                                 Assets
--------------------------------------------           ---------
Texas Instruments                                           1.73%
Computer Associates International                            1.64
U S WEST Communications                                      1.59
Wells Fargo                                                  1.52
Microsoft                                                   1.40
Viacom                                                      1.40
Monsanto                                                     1.37
Albertson's                                                  1.34
Household International                                      1.33
Bristol-Myers Squibb                                         1.19






                                                                     Market               Market
                                                      Number of       Value  Number of     Value
Stocks (common and preferred)                            Shares       (000)     Shares      (000)
--------------------------------------------           --------    --------   --------  --------

DATA PROCESSING & REPRODUCTION  -  9.68% / 9.13%
Computer Associates International, Inc.                  1,925,00 $    134,63 1,925,000 $  125,125
Microsoft Corp. (1)                                      1,175,00      137,18 1,175,000   106,980
Storage Technology Corp. (1)                             4,150,00       76,51 4,150,000    81,963
Xerox Corp.                                              2,950,00       66,92 2,850,000    77,128
3Com Corp. (1)                                           1,500,00       70,50 1,500,000    59,719
Lexmark International Group, Inc., Class A (1)             575,00       52,03   575,000    47,725
Gateway, Inc. (formerly Gateway 2000, Inc.) (1)            475,70       34,28   550,000    42,006
Cisco Systems, Inc. (1)                                    400,00       42,85   400,000    35,675
Oracle Corp. (1)                                           350,00       39,22   400,000    27,125
Compaq Computer Corp.                                      900,00       24,35   900,000    21,994
International Business Machines Corp.                      210,00       22,68   210,000    21,643
Autodesk, Inc.                                             700,00       23,62   700,000    20,519
Silicon Graphics, Inc. (1)                               1,724,30       16,92 1,724,300    16,273
Hewlett-Packard Co.                                        150,00       17,09   150,000    14,231


HEALTH & PERSONAL CARE  -  6.88% / 7.67%
Bristol-Myers Squibb Co.                                 1,243,30       79,80 1,243,300    90,839
Guidant Corp. (1)                                        1,500,00       70,50 1,392,200    69,610
Kimberly-Clark Corp.                                     1,040,00       67,86 1,040,000    66,430
Avon Products, Inc.                                      1,700,00       56,10 1,700,000    61,944
AstraZeneca PLC (ADR) (United Kingdom)                   1,156,75       48,29 1,311,700    58,371
Warner-Lambert Co.                                         650,00       53,25   650,000    58,297
Merck & Co., Inc.                                          500,00       33,53   500,000    39,250
Glaxo Wellcome PLC (ADR) (United Kingdom)                  600,00       33,52   600,000    35,662
Schering-Plough Corp.                                      530,00       22,35   530,000    27,096
Cardinal Health, Inc.                                      500,00       23,93   500,000    26,156
Eli Lilly and Co.                                          225,00       14,96   225,000    16,144
Bergen Brunswig Corp., Class A                           1,800,00       14,96 1,800,000    14,850
Pfizer Inc                                                 400,00       12,97   400,000    14,475
McKesson Corp.                                             300,00        6,76   300,000     7,012


ENERGY SOURCES  -  5.50% / 6.10%
Ultramar Diamond Shamrock Corp.                          2,260,10       51,27 2,279,100    57,690
Conoco Inc., Class A                                     1,674,00       41,43 1,674,000    44,047
Conoco Inc., Class B                                       491,36       12,22   491,369    12,868
Texaco Inc.                                                800,00       43,45   800,000    48,750
Phillips Petroleum Co.                                     950,00       44,65   950,000    45,422
Kerr-McGee Corp.                                           675,00       41,85   725,000    41,506
Petro-Canada (Canada)                                    2,800,00       39,59 2,800,000    39,137
Valero Energy Corp.                                      1,700,00       33,78 1,700,000    35,275
Atlantic Richfield Co.                                     275,00       23,78   325,000    31,322
Noble Affiliates, Inc.                                     980,00       21,00   980,000    21,560
USX-Marathon Group                                         750,00       18,51   750,000    19,828
Sunoco, Inc.                                               750,00       17,62   750,000    19,172
Murphy Oil Corp.                                           300,00       17,21   300,000    16,950
Chevron Corp.                                              185,00       16,02   185,000    16,384
Ashland Inc.                                               250,00        8,23   250,000     8,437
BP Amoco PLC (ADR) (United Kingdom)                                             132,332     8,064


BANKING  -  5.45% / 6.04%
Wells Fargo & Co.                                        2,397,00       96,92 2,497,000   116,111
Bank of America Corp.                                    1,100,00       55,20 1,100,000    64,350
BANK ONE CORP.                                           1,333,01       42,74 1,083,012    38,176
First Union Corp.                                        1,472,80       48,32   972,800    37,635
Bank of New York Co., Inc.                                 800,00       32,00   800,000    31,900
Chase Manhattan Corp.                                      400,00       31,07   400,000    30,900
KeyCorp                                                    800,00       17,70   800,000    21,600
Citigroup Inc.                                             381,90       21,21   381,900    20,575
J.P. Morgan & Co. Inc.                                     150,00       18,99   150,000    19,725
SunTrust Banks, Inc.                                       280,00       19,26   280,000    19,565
Sakura Bank, Ltd. (ADR) (Japan)                            200,00       11,35   200,000    14,838
Huntington Bancshares Inc.                                 505,64       12,07   505,646    14,000
Fleet Boston Corp.                                         350,00       12,18   350,000    13,234
Washington Mutual, Inc. (formerly Washington                  -           -     358,700    10,402
 Mutual Savings Bank)
Bank of Tokyo-Mitsubishi, Ltd. (ADR) (Japan)               600,00        8,36   600,000     8,850


BROADCASTING & PUBLISHING  -  6.05% / 5.71%
Viacom Inc., Class B (1)                                 2,075,00      125,40 2,150,000   106,962
News Corp. Ltd. (ADR) (Australia)                        1,100,00       42,07 1,100,000    37,675
News Corp. Ltd., preferred (ADR)                           900,00       30,09   900,000    27,844
MediaOne Group, Inc. (1)                                   615,00       47,24   615,000    48,739
Harte-Hanks Communications, Inc.                         2,066,10       44,93 1,832,400    37,908
AT&T Corp. Liberty Media Group, Class A (1)                500,00       28,37   900,000    37,631
Media General, Inc., Class A                               755,10       39,26   636,100    32,441
Time Warner Inc.                                           505,40       36,61   507,000    31,276
Gannett Co., Inc.                                          350,00       28,54   385,400    27,580
Knight-Ridder, Inc.                                        400,00       23,80   400,000    21,825
Fox Entertainment Group, Inc., Class A (1)                 700,00       17,45   700,000    16,100
E.W. Scripps Co., Class A                                  226,00       10,12   226,000    10,509


DIVERSIFIED TELECOMMUNICATION SERVICES
  -  4.64% / 4.89%
U S WEST Communications, Inc.                            1,960,00      141,12 1,960,000   121,642
Citizens Utilities Co., Series B (1)                     6,300,00       89,38 6,300,000    77,962
GTE Corp.                                                  700,00       49,39   755,000    55,115
SBC Communications Inc.                                    726,40       35,41   726,400    37,727
AT&T Corp.                                                 600,00       30,45   600,000    33,525
MCI WorldCom, Inc. (1)                                        -           -     350,000    28,941
Focal Communications Corp. (1)                             430,00       10,37   430,000    10,159
Qwest Communications International Inc. (1)                170,00        7,31   170,000     5,812
Time Warner Telecom Inc., Class A (1)                         -           -     110,100     3,200


CHEMICALS  -  3.96% / 4.32%
Monsanto Co.                                             2,177,90       77,58 2,475,000   104,414
Mallinckrodt Inc.                                        1,800,00       57,26 1,800,000    59,850
Millennium Chemicals Inc.                                2,741,60       54,14 2,741,600    53,632
International Flavors & Fragrances Inc.                  1,100,00       41,52 1,100,000    40,494
Praxair, Inc.                                              600,00       30,18   600,000    26,775
PPG Industries, Inc.                                       450,00       28,15   450,000    26,353
E.I. du Pont de Nemours and Co.                            130,00        8,56   130,000     7,727
Air Products and Chemicals, Inc.                           200,00        6,71   200,000     6,475
CK Witco Corp. (formerly Witco Corp.)                      462,10        6,18   462,100     4,939


MERCHANDISING  -  4.40% / 3.95%
Albertson's, Inc.                                        3,714,50      119,79 3,213,950   102,645
J.C. Penney Co., Inc.                                    1,650,00       32,89 1,650,000    36,816
AutoZone, Inc. (1)                                       1,300,00       42,00 1,300,000    35,831
Limited Inc.                                               750,00       32,48   750,000    31,828
Lowe's Companies, Inc.                                     847,40       50,63   550,000    27,397
Federated Department Stores, Inc. (1)                      500,00       25,28   500,000    23,531
Too, Inc. (1)                                              910,00       15,69   910,000    16,835
Circuit City Stores, Inc. - Circuit City Group             300,00       13,51   300,000    14,550
Gap, Inc.                                                  125,00        5,75   125,000     5,063
Dollar General Corp.                                       173,90        3,95   173,900     4,261
Circuit City Stores, Inc. - CarMax Group (1)             1,300,00        3,00 1,300,000     3,087


ELECTRONIC COMPONENTS  -  3.49% / 3.58%
Texas Instruments Inc.                                   1,375,00      133,20 1,375,000   132,086
Corning Inc.                                               500,00       64,46   679,500    63,661
Intel Corp.                                                400,00       32,92   530,000    40,644
SCI Systems, Inc. (1)                                      413,30       33,96   413,300    28,053
Quantum Corp. - DLT & Storage Systems                      600,00        9,07   600,000     9,450
 (formerly Quantum Corp.) (1)


BUSINESS SERVICES  -  3.57% / 3.55%
Allied Waste Industries, Inc. (1)                        9,425,00       83,05 8,456,400    68,708
Cendant Corp. (1)                                        2,050,00       54,45 2,579,899    42,730
IKON Office Solutions, Inc.                              4,050,00       27,59 4,050,000    27,084
Pitney Bowes Inc.                                          632,20       30,54   535,800    25,685
Waste Management, Inc.                                   1,490,00       25,60 1,490,000    24,212
Alexander & Baldwin, Inc.                                1,020,00       23,26 1,020,000    23,205
ServiceMaster Co.                                        1,600,00       19,70 1,553,300    19,902
Equifax Inc.                                               500,00       11,78   500,000    12,375
Young & Rubicam Inc.                                          -           -     225,000    11,742
Hertz Corp., Class A                                          -           -     205,400     8,691
Manpower Inc.                                              100,00        3,76   200,000     7,288


FOREST PRODUCTS & PAPER  -  2.96% / 2.88%
Bowater Inc.                                             1,395,00       75,76 1,395,000    68,355
Fort James Corp.                                         1,669,49       45,70 1,669,499    47,998
Weyerhaeuser Co.                                           600,00       43,08   650,000    39,813
International Paper Co.                                    700,00       39,50   700,000    36,531
Sonoco Products Co.                                        800,00       18,20   800,000    18,400
Westvaco Corp.                                             187,50        6,11   187,500     5,660
Georgia-Pacific Corp., Timber Group                        150,00        3,69   150,000     3,722


FINANCIAL SERVICES  -  2.30% / 2.40%
Household International, Inc.                            2,563,32       95,48 2,563,320   101,411
Capital One Financial Corp.                                630,00       30,35   630,000    29,334
Providian Financial Corp.                                  250,00       22,76   250,000    19,781
MBNA Corp.                                                 470,00       12,80   470,000    11,868
FINOVA Group Inc.                                          310,00       11,00   310,000    11,528
Associates First Capital Corp., Class A                    277,46        7,61   277,464     9,226


UTILITIES: ELECTRIC & GAS  -  2.19% / 2.26%
Ameren Corp.                                             1,145,40       37,51 1,145,400    39,659
DPL Inc.                                                 1,600,00       27,70 1,600,000    28,600
GPU, Inc.                                                  850,00       25,44   850,000    27,200
TECO Energy, Inc.                                        1,300,00       24,13 1,300,000    26,000
Consolidated Natural Gas Co.                               350,00       22,72   350,000    22,444
Duke Energy Corp.                                          500,00       25,06   405,700    20,564
American Electric Power Co., Inc.                          275,00        8,83   275,000     8,628


FOOD & HOUSEHOLD PRODUCTS  -  2.06% / 2.21%
Sara Lee Corp.                                           3,100,00       68,39 3,100,000    75,175
Campbell Soup Co.                                          800,00       30,95   800,000    35,700
General Mills, Inc.                                        820,00       29,31   820,000    30,904
Colgate-Palmolive Co.                                      500,00       32,50   500,000    27,437


MACHINERY & ENGINEERING  -  2.20% / 2.12%
Millipore Corp.                                          1,354,20       52,30 1,354,200    44,434
Deere & Co.                                                850,00       36,86   850,000    36,497
Ingersoll-Rand Co.                                         525,00       28,90   525,000    25,430
New Holland NV (Netherlands)                             1,700,00       22,63 1,700,000    23,269
Pall Corp.                                                 700,00       15,09   700,000    16,406
Caterpillar Inc.                                           350,00       16,47   350,000    16,231


INSURANCE  -  1.99% / 1.85%
Allstate Corp.                                           1,800,00       43,20 1,800,000    47,137
MGIC Investment Corp.                                      400,00       24,07   422,400    23,866
American General Corp.                                     320,00       24,28   320,000    23,460
Aetna Inc.                                                 406,40       22,68   406,400    22,200
Royal & Sun Alliance Insurance Group PLC                 2,500,00       18,07 2,500,000    15,503
 (United Kingdom)
Hartford Financial Services Group, Inc.                    500,00       23,68   202,300     9,445


ELECTRONIC INSTRUMENTS  -  2.05% / 1.82%
Applied Materials, Inc. (1)                                600,00       76,01   800,000    77,950
PE Corp.-PE Biosystems Group                               600,00       72,18   600,000    48,975
L-3 Communications Corp. (1)                               300,00       12,48   300,000    12,375


BEVERAGES & TOBACCO  -  1.63% / 1.81%
Philip Morris Companies Inc.                             1,590,00       36,86 1,590,000    41,837
Nabisco Group Holdings Corp. (formerly RJR               2,950,00       31,34 2,950,000    34,109
 Nabisco Holdings Corp.)
PepsiCo, Inc.                                              820,00       28,90   820,000    28,341
UST Inc.                                                   700,00       17,63   700,000    18,638
R.J. Reynolds Tobacco Holdings, Inc.                       733,33       12,92   733,333    15,629


ELECTRICAL & ELECTRONICS  -  1.59% / 1.36%
York International Corp.                                 1,902,90       52,21 1,902,900    42,459
Nokia Corp., Class A (ADR) (Finland)                       170,00       32,30   210,000    29,019
Hitachi, Ltd. (Japan)                                    1,120,00       17,97 1,120,000    15,546
Harris Corp.                                               500,00       13,34   500,000    10,500
Telefonaktiebolaget LM Ericsson, Class B (ADR)             100,00        6,56   100,000     4,819
 (Sweden)
Lanier Worldwide, Inc. (1)                                 500,00        1,93   500,000     2,000


TRANSPORTATION: RAIL & ROAD  -  1.14% / 1.26%
Canadian National Railway Co. (Canada)                   1,400,00       36,83 1,400,000    41,913
Burlington Northern Santa Fe Corp.                       1,025,00       24,85   925,000    26,825
Norfolk Southern Corp.                                     841,00       17,24   740,000    15,818
Union Pacific Corp.                                        150,00        6,54   150,000     7,059
CSX Corp.                                                  125,00        3,92   125,000     4,445


MULTI-INDUSTRY  -  1.12% / 1.02%
FMC Corp. (1)                                              550,00       31,52   550,000    26,675
Honeywell International Inc. (formerly                     500,00       28,84   400,000    23,925
 AlliedSignal Inc.)
Textron Inc.                                               200,00       15,33   200,000    14,213
Loews Corp.                                                200,00       12,13   200,000    12,800


TEXTILES & APPAREL  -  1.13% / 0.97%
NIKE, Inc., Class B                                      1,394,10       69,09 1,190,000    54,740
VF Corp.                                                   650,00       19,50   650,000    19,419


INDUSTRIAL COMPONENTS  -  0.86% / 0.93%
Eaton Corp.                                                440,00       31,95   440,000    34,073
Federal-Mogul Corp.                                        856,60       17,23   856,600    19,113
Dana Corp.                                                 231,80        6,94   231,800     6,432
Tower Automotive, Inc. (1)                                 400,00        6,17   400,000     6,000
Genuine Parts Co.                                             -           -     200,000     5,150
Illinois Tool Works Inc.                                    75,00        5,06       -         -


AEROSPACE & MILITARY TECHNOLOGY
  -  0.94% / 0.91%
United Technologies Corp.                                  623,20       40,50   623,200    35,211
Boeing Co.                                                 550,00       22,85   550,000    22,447
Raytheon Co., Class B                                      250,00        6,64   250,000     7,672
Raytheon Co., Class A                                      151,84        3,76   151,848     4,422


ENERGY EQUIPMENT  -  0.73% / 0.81%
Schlumberger Ltd. (Netherlands Antilles)                   900,00       50,62   900,000    54,056
Baker Hughes Inc.                                          300,00        6,31   300,000     7,575


LEISURE & TOURISM  -  0.75% / 0.74%
Seagram Co. Ltd. (Canada)                                1,300,00       58,41 1,300,000    56,631


RECREATION & OTHER CONSUMER PRODUCTS
  -  0.59% / 0.63%
Pennzoil-Quaker State Co.                                3,554,60       36,21 3,554,600    36,879
Mattel, Inc.                                               750,00        9,84   750,000    10,734
Water Pik Technologies, Inc. (1)                              -           -      60,000       443


REAL ESTATE  -  0.66% / 0.59%
Equity Residential Properties Trust                        600,00       25,61   600,000    24,113
Boston Properties, Inc.                                    850,00       26,45   750,000    21,234


HEALTH CARE PROVIDERS & SERVICES
  -  0.66% / 0.55%
United HealthCare Corp.                                    450,00       23,90   450,000    23,372
Service Corp. International                              4,000,00       27,75 2,500,000    18,906


METALS: NONFERROUS  -  0.53% / 0.43%
Alcoa Inc.                                                 500,00       41,50   500,000    32,750


MISCELLANEOUS MATERIALS & COMMODITIES
  -  0.42% / 0.41%
Owens-Illinois, Inc. (1)                                   700,00       17,54   700,000    16,756
Crown Cork & Seal Co., Inc.                                700,00       15,66   700,000    14,263


IT CONSULTING & SERVICES  -  0.17% / 0.34%
Electronic Data Systems Corp.                              200,00       13,38   400,000    25,725


WIRELESS TELECOMMUNICATION SERVICES
  -  0.28% / 0.25%
Western Wireless Corp., Class A (1)                        325,00       21,69   325,000    19,033


METALS: STEEL  -  0.17% / 0.20%
Allegheny Technologies, Inc. (formerly                     600,00       13,46   600,000    15,113
 Allegheny Teledyne Inc.)


TRANSPORTATION: AIRLINES - 0.21% / 0.00%
Southwest Airlines Co.                                   1,000,00       16,18        -         -


MISCELLANEOUS  -  4.32% / 3.58%
Other stocks in initial period of acquisition                          338,310            273,567
                                                                  ----------           ----------
TOTAL STOCKS (cost: 5,727,660,000 and                                6,837,414          6,672,622
 $5,677,953,000, respectively)
                                                                  ----------           ----------

                                                      Principal      Market  Principal    Market
Convertible Debentures                                   Amount       Value     Amount     Value
--------------------------------------------              (000)       (000)       (000)     (000)
                                                       --------    --------   --------  --------
DIVERSIFIED TELECOMMUNICATION SERVICES
  -  0.18% / 0.16%
Telefonos de Mexico, SA de CV  4.25% 2004 (Mexico)    $     11,06       14,43 $   11,06    12,622
                                                                  ----------           ----------
TOTAL CONVERTIBLE DEBENTURES (cost:                                     14,433             12,622
 $10,728,000 and $10,722,000, respectively)
                                                                  ----------           ----------
TOTAL EQUITY SECURITIES  (cost:                                      6,851,847          6,685,244
 $5,738,388,000 and $5,688,675,000, respectively)
                                                                  ----------           ----------
Short-Term Securities
--------------------------------------------
Corporate Short-Term Notes - 11.69% / 11.08%

American Express Credit Corp. 5.73%-5.90%                   55,00       54,67    55,000    54,381
 due 2/1-2/11/2000
Bell Atlantic Network Funding Corp. 5.25%-5.82%             25,00       24,91    50,000    49,712
 due 12/22/1999-1/20/2000
Procter & Gamble Co. 5.65%-5.90% due 1/27-2/2/2000          50,00       49,76    50,000    49,517
American General Finance Corp. 5.74%-5.84%                  50,00       49,67    50,000    49,426
 due 1/25-2/23/2000
BellSouth Capital Funding Corp. 5.67%-5.93%                 67,80       67,42    49,700    49,212
 due 1/20-2/15/2000 (2)
Ford Motor Credit Co. 5.64%-5.93% due 1/11-2/10/2000        46,00       45,83    46,000    45,609
Emerson Electric Co. 5.30%-5.31% due 1/24-1/26/2000         45,00       44,81    45,000    44,594
National Rural Utilities Cooperative Finance Corp.          35,60       35,24    44,100    43,867
 5.30%-5.94% due 12/6/1999-3/29/2000
E.W. Scripps Co. 5.80%-6.00% due 1/21-2/14/2000 (2)         42,00       41,73    42,000    41,529
Ciesco LP 5.30%-5.95% due 12/10/1999-2/8/2000               18,20       18,08    40,000    39,788
Eastman Kodak Co. 5.30%-5.49% due 12/3/1999                   -           -      36,965    36,948
USAA Capital Corp. 5.72%-5.92% due 1/19-2/9/2000            35,00       34,84    35,000    34,664
E.I. du Pont de Nemours and Co. 5.55% due 2/3/2000          35,00       34,80    35,000    34,633
Merck & Co. Inc. 5.30%-6.15% due 2/1-2/4/2000               40,00       39,77    35,000    34,627
General Electric Capital Corp. 5.84% due 1/18/2000          34,00       33,90    34,000    33,728
General Motors Acceptance Corp. 5.29%-6.02%                 53,05       52,66    30,800    30,507
 due 12/22/1999-2/17/2000
SBC Communications Inc. 5.26%-5.82% due                     14,25       14,17    30,588    30,434
 12/3/1999-2/18/2000 (2)
Gannett Co. 5.85%-5.90% due 1/14-1/21/2000 (2)              29,60       29,51    29,600    29,368
International Lease Finance Corp. 5.76%-5.83%               28,00       27,84    28,000    27,701
 due 2/1-2/9/2000
Associates First Capital Corp. 5.72% due 2/24/2000          25,00       24,77    25,000    24,649
Equilon Enterprises, LLC 5.92%-5.94% due 1/28/2000          21,70       21,60    21,700    21,492
H.J. Heinz Co. 5.28% due 12/1/1999                            -           -      19,700    19,697
Pfizer Inc 5.64% due 3/17/2000 (2)                          14,50       14,32    14,500    14,249
Kellogg Co. 5.62% due 1/28/2000                              7,00        6,96     7,000     6,933
Fortune Brands 5.85% due 1/27-1/28/2000 (2)                 30,00       29,86       -         -
Corporate Asset Funding Co. Inc. 6.00%-6.02%                26,70       26,56       -         -
 due 1/26-2/2/2000 (2)
Coca-Cola Co. 5.95% due 2/16/2000                           26,50       26,29       -         -
Duke Energy Corp. 6.08% due 2/22/2000                       25,00       24,78       -         -
Household Finance Corp. 5.94% due 1/31/2000                 23,60       23,47       -         -
CIT Group Holdings, Inc. 4.75% due 1/3/2000                  9,70        9,69       -         -
Avon Capital Corp. 6.70% due 1/6/2000 (2)                    6,20        6,19       -         -
Gillette Co. 5.85% due 1/10/2000 (2)                         2,00        1,99       -         -

Federal Agency Discount Notes - 0.78% / 1.63%

Freddie Mac 5.16%-5.75% due 12/17/1999-3/3/2000             33,00       32,73    65,503    65,000
Fannie Mae 5.26%-5.67% due 12/17/1999-2/24/2000             28,20       27,99    38,500    38,273
Federal Home Loan Banks 5.25% due 12/15/1999                  -           -      21,000    20,954
                                                                  ----------           ----------
TOTAL SHORT-TERM SECURITIES (cost:                                     976,958            971,492
 $977,046,000 and $971,656,000, respectively)
                                                                  ----------           ----------

TOTAL INVESTMENT SECURITIES (cost:                                   7,828,805          7,656,736
 $6,715,434,000 and $6,660,331,000, respectively)
Net cash, receivables and payables                                       5,999           (10,597)
                                                                  ----------           ----------
NET ASSETS                                                        $  7,834,804          $7,646,139
                                                                  ============         ===========
(1) Non-income-producing security.

(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

    ADR = American Depositary Receipts

    See Notes to Financial Statements


American Variable Insurance Series Asset Allocation Fund
Investments in both stocks and bonds
Investment Portfolio, December 31  & November 30, 1999
                                                        December 31         November 30

                                                        Percent of          Percent of
                                                        Net Assets          Net Assets


Equity Securities                                             62.63              61.48
U.S. Government Bonds                                         15.54              15.87
Corporate Bonds                                               14.17              14.29
Non-U.S. Government Bonds                                      0.15               0.15
Cash & Equivalents                                             7.51               8.21




LARGEST INDIVIDUAL EQUITY SECURITIES
Computer Associates International                              2.63               2.46
CenturyTel                                                     2.21               2.16
Citigroup                                                      2.17               2.12
Bank of America                                                1.67               1.97
Carnival                                                       1.94               1.80
Household International                                        1.62               1.73
AstraZeneca                                                       -               1.71
Pitney Bowes                                                   1.68               1.68
United Technologies                                            1.85               1.62
Nokia                                                          2.20               1.61
Corning                                                        1.87                  -

                                                        December 31         November 30
                                                                     Market             Market
                                                         Number of    Value Number of    Value
                                                            Shares     (000)   Shares     (000)
Stocks (common and preferred)                             -------- --------  -------- --------
--------------------------------------------

DATA PROCESSING & REPRODUCTION  - 7.21% / 6.46%
Computer Associates International, Inc.                     650,000   45,459   650,000   42,250
International Business Machines Corp.                       150,000   16,200   150,000   15,459
Gateway, Inc. (1)                                           200,000   14,413   200,000   15,275
Hewlett-Packard Co.                                         150,000   17,091   150,000   14,231
Storage Technology Corp. (1)                                600,000   11,063   600,000   11,850
Autodesk, Inc.                                              400,000   13,500   400,000   11,725
Xerox Corp.                                                 300,000    6,806         -         -
ENERGY SOURCES  -  6.21% / 6.29%
Royal Dutch Petroleum Co., New York registered              360,000   21,758   360,000   20,880
 (Netherlands)
Atlantic Richfield Co.                                      200,000   17,300   200,000   19,275
Chevron Corp.                                               150,000   12,994   150,000   13,284
Kerr-McGee Corp.                                            150,000    9,300   200,000   11,450
Ultramar Diamond Shamrock Corp.                             400,000    9,075   400,000   10,125
Phillips Petroleum Co.                                      200,000    9,400   200,000    9,562
Texaco Inc.                                                 250,000   13,578   150,000    9,141
Murphy Oil Corp.                                            135,000    7,746   135,000    7,627
Conoco Inc., Class B                                        245,684    6,111   245,684    6,434
BANKING  -  6.76% / 5.88%
Citigroup Inc.                                              675,000   37,505   675,000   36,366
Bank of America Corp.                                       576,320   28,924   576,320   33,715
Washington Mutual Savings Bank                              400,000   10,400   400,000   11,600
KeyCorp                                                     250,000    5,531   250,000    6,750
Tokai Preferred Capital Co. LLC, Series A,                    3,000    2,989     3,000    3,047
 9.98% noncumulative preferred (Japan) (2)
Fuji JGB Investment LLC, Series A, 9.87%                      2,500    2,500     2,500    2,522
 noncumulative preferred (Japan) (2)
BNP U.S. Funding LLC, Series A, 7.738%                        2,500    2,327     2,500    2,327
 noncumulative preferred (2)
First Republic Capital Corp., Series A, 10.50%                2,250    2,059     2,250    2,166
 preferred (2)
NB Capital Corp. 8.35% exchangeable depositary               60,000    1,290    60,000    1,391
IBJ Preferred Capital Co. LLC, Series A,                      1,000      945     1,000      955
 8.79% noncumulative preferred (2)
BANK ONE CORP.                                              700,000   22,444         -         -
HEALTH & PERSONAL CARE  -  5.32% / 5.69%
AstraZeneca PLC (ADR) (United Kingdom)                      660,000   27,555   660,000   29,370
SmithKline Beecham PLC (ADR) (United Kingdom)               300,000   19,331   300,000   19,950
Warner-Lambert Co.                                          200,000   16,388   200,000   17,938
Pfizer Inc                                                  300,000    9,731   300,000   10,856
Eli Lilly and Co.                                           150,000    9,975   150,000   10,762
Gillette Co.                                                216,960    8,936   216,960    8,719
MERCHANDISING  -  4.31% / 3.83%
Albertson's, Inc.                                           820,000   26,445   500,000   15,969
J.C. Penney Co., Inc.                                       628,000   12,521   628,000   14,012
Limited Inc.                                                318,273   13,785   318,273   13,507
May Department Stores Co.                                   400,000   12,900   400,000   13,450
Walgreen Co.                                                300,000    8,775   300,000    8,738
DIVERSIFIED TELECOMMUNICATION SERVICES
  -  3.91% / 3.83%
CenturyTel, Inc.                                            804,375   38,107   804,375   37,001
Sprint FON Group                                            350,000   23,559   350,000   24,281
COLT Telecom Group PLC (ADR) (United Kingdom) (1)            29,250    5,967    29,250    4,362
AEROSPACE & MILITARY TECHNOLOGY  -  3.00% / 3.02%
United Technologies Corp.                                   491,800   31,967   491,800   27,787
Raytheon Co., Class B                                       420,000   11,156   420,000   12,889
Raytheon Co., Class A                                       100,000    2,481   100,000    2,912
Boeing Co.                                                  150,000    6,234   200,000    8,162
BUSINESS SERVICES  -  2.78% / 2.84%
Pitney Bowes Inc.                                           600,000   28,988   600,000   28,763
Rentokil Initial PLC (ADR) (United Kingdom)                 500,000   18,000   500,000   18,906
EarthWatch Inc., Series B, 7.00% convertible                289,991    1,000   289,991    1,000
 preferred (1)(2)(3)(4)(5)
ELECTRICAL & ELECTRONICS  -  3.41% / 2.70%
Nokia Corp., Class A (ADR) (Finland)                        200,000   38,000   200,000   27,637
York International Corp.                                    450,000   12,347   450,000   10,041
Emerson Electric Co.                                        150,000    8,606   150,000    8,550
INSURANCE  -  2.61% / 2.53%
American General Corp.                                      176,700   13,407   176,700   12,954
CIGNA Corp.                                                 150,000   12,084   150,000   12,338
Allstate Corp.                                              400,000    9,600   350,000    9,166
Aon Corp.                                                   250,000   10,000   250,000    8,922
CHEMICALS  -  2.16% / 2.27%
Monsanto Co.                                                365,600   13,025   365,600   15,424
Millennium Chemicals Inc.                                   600,000   11,850   600,000   11,738
PPG Industries, Inc.                                        200,000   12,512   200,000   11,712
LEISURE & TOURISM  -  1.94% / 1.80%
Carnival Corp.                                              700,000   33,469   700,000   30,888
Discovery Zone, Inc. (1)(5)                                   2,940              2,940        1
Discovery Zone, Inc., warrants, expire 2007 (1)(4)(5)           326                326         -
FINANCIAL SERVICES  -  1.62% / 1.73%
Household International, Inc.                               750,000   27,938   750,000   29,672
BEVERAGES & TOBACCO  -  1.64% / 1.67%
PepsiCo, Inc.                                               520,000   18,330   520,000   17,972
UST Corp.                                                   400,000   10,075   400,000   10,650
ELECTRONIC COMPONENTS  -  1.86% / 1.36%
Corning Inc.                                                250,000   32,234   250,000   23,422
MACHINERY & ENGINEERING  -  1.30% / 1.29%
Millipore Corp.                                             300,000   11,588   350,000   11,484
Deere & Co.                                                 250,000   10,844   250,000   10,734
INDUSTRIAL COMPONENTS  -  1.12% / 1.10%
Dana Corp.                                                  400,000   11,975   400,000   11,100
Genuine Parts Co.                                           300,000    7,444   300,000    7,725
BROADCASTING & PUBLISHING  -  0.98% / 0.92%
New York Times Co., Class A                                 300,000   14,737   350,000   13,453
Adelphia Communications Corp., Series B,                     20,000    2,200    20,000    2,255
 13.00% exchangeable preferred 2009 (1)
FOREST PRODUCTS & PAPER  -  0.82% / 0.74%
Weyerhaeuser Co.                                            150,000   10,772   150,000    9,188
Sonoco Products Co.                                         150,000    3,413   150,000    3,450
ENERGY EQUIPMENT  -  0.65% / 0.70%
Schlumberger Ltd. (Netherlands Antilles)                    200,000   11,250   200,000   12,013
FOOD & HOUSEHOLD PRODUCTS  -  0.62% / 0.66%
General Mills, Inc.                                         300,000   10,725   300,000   11,306
MULTI-INDUSTRY  -  0.51% / 0.62%
Dover Corp.                                                 150,000    6,806   200,000    8,675
Swire Pacific Capital Ltd. 8.84% cumulative                 100,000    2,025   100,000    1,950
 guaranteed perpetual capital securities
 (Hong Kong) (2)
WIRELESS TELECOMMUNICATION SERVICES - 0.66% / 0.60%
Omnipoint Corp. 7.00% convertible preferred (2)              40,000    6,680    40,000    5,800
Crown Castle International Corp. 12.75%                       2,267    2,347     2,197    2,286
 exchangeable preferred 2010 (1)(2)(3)
Nextel Communications, Inc., Series D, 13.00%                 1,657    1,756     1,657    1,756
 exchangeable preferred 2009 (1)(3)
McCaw International, Ltd. (owned by Nextel                    2,000        5     2,000        5
 Communications, Inc.), warrants, expire 2007
 (1)(2)(4)
Esat Telecom Group PLC, warrants, expire 2007                 3,500      642     3,500      458
 (Ireland) (1)(2)(4)(5)
Conecel Holdings Ltd., Class B, warrants,                    77,700        8    77,700        8
 expire 2000 (Ecuador) (1)(2)(4)(5)
Iridium LLC, warrants, expire 2005 (1)(2)(4)(5)               1,500              1,500         -
UTILITIES: ELECTRIC & GAS  -  0.35% / 0.35%
Central and South West Corp.                                300,000    6,000   300,000    6,000
METALS: STEEL  -  0.00% / 0.19%
Allegheny Telchnologies, Inc. (formerly Allegheny                 -            128,200    3,229
 Teledyne Inc.)
REAL ESTATE  -  0.05% / 0.04%
CarrAmerica Realty Corp., Series B, 8.57%                    50,000      806    50,000      784
 redeemable preferred
RECREATION & OTHER CONSUMER PRODUCTS
  -  0.00% / 0.00%
V2 Music Holdings, warrants, expire 2008                      1,250              1,250         -
 (United Kingdom) (1)(2)(5)
MISCELLANEOUS - 0.08% / 1.53%
Other stocks in initial period of acquisition                          1,307             26,161
                                                                   ----------         ----------
TOTAL STOCKS (cost: $782,800,000 and                               1,069,316          1,039,648
 $777,392,000, respectively)
                                                                   ----------         ----------

                                                         Principal   Market Principal   Market
                                                            Amount    Value    Amount    Value
                                                              (000)    (000)              (000)
Convertible Debentures                                    -------- --------  -------- --------
--------------------------------------------

INDUSTRIALS & SERVICES  -  0.75% / 0.84%
Bell Atlantic Financial Services, Inc. 4.25%                 $2,150    2,645    $4,000    4,350
 senior exchangeable notes 2005 (2)
Bell Atlantic Financial Services, Inc. 5.75% 2003 (2)         3,500    3,535     3,500    3,474
Sunglass Hut International, Inc. 5.25% 2003                   3,375    2,717     3,375    2,717
USA Waste Services, Inc. 4.00% 2002                           2,000    1,700     2,000    1,670
Advanced Micro Devices, Inc. 6.00% convertible                1,500    1,530     1,500    1,417
 subordinated notes 2005
Ingram Micro Inc. 0% 2018 (2)                                 2,700      877     2,700      867
                                                                   ----------         ----------
TOTAL CONVERTIBLE DEBENTURES (cost:                                   13,004             14,495
 $12,481,000 and $14,260,000, respectively)
                                                                   ----------         ----------
TOTAL EQUITY SECURITIES (cost:                                     1,082,320          1,054,143
 $795,281,000 and $791,652,000, respectively)
                                                                   ----------         ----------




                                                         Principal   Market             Market
                                                            Amount    Value Principal    Value
Bonds & Notes                                                 (000)    (000)   Amount     (000)
--------------------------------------------              -------- --------  -------- --------

BANKING & THRIFTS  -  1.81% / 1.84%
National Westminster Bank PLC:
     7.75% 2049                                               3,200    3,075     3,200    3,120
     7.375% 2009                                              2,500    2,443     2,500    2,488
     9.45% 2001                                               1,000    1,031     1,000    1,035
BANK ONE CORP.:
     5.625% 2004                                              2,500    2,345     2,500    2,364
     6.00% 2009                                               2,000    1,779     2,000    1,812
Imperial Capital Trust I, Series B, 9.98% 2026                2,950    2,621     2,950    2,692
MBNA Corp.:
     Capital A, Series A, 8.278% 2026                         2,010    1,749     2,010    1,783
     Capital B, Series B, 7.005% 2027 (6)                     1,000      824     1,000      810
Chase Capital II, Series B, 6.705% 2027 (6)                   2,500    2,363     2,500    2,364
Bankers Trust Corp. 6.70% 2007                                2,080    1,956     2,080    1,986
Advanta Capital Trust I 8.99% 2026                            3,000    2,070     3,000    1,980
Banque Nationale de Paris 6.765%/6.138% 2049 (6)              2,000    1,937     2,000    1,934
Chevy Chase Bank, FSB 9.25% 2008                              2,000    1,880     2,000    1,920
Fleet Capital Trust 7.14%/6.513% 2028 (6)                     1,500    1,482     1,500    1,481
Chase Capital III, Series C, 6.66%/6.053% 2027 (6)            1,500    1,410     1,500    1,410
Komercni Banka AS 9.00%/10.75% 2008 (2)(7)                    1,000      933     1,000      935
Abbey National PLC 6.70% 2049                                 1,000      902     1,000      913
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                    510      456       510      465
FINANCIAL SERVICES  -  1.66% / 1.73%
Capital One Bank:
     7.35% 2000                                               5,000    5,005     5,000    5,008
     6.375% 2003                                              2,500    2,398     2,500    2,412
Ford Motor Credit Co. 5.80% 2009                              3,500    3,102     3,500    3,147
Capital One Financial Corp.  7.125% 2008                      3,200    2,919     3,200    2,966
GS Escrow Corp. 7.125% 2005                                   3,000    2,696     3,000    2,726
BHP Finance Ltd. 6.75% 2013                                   2,680    2,392     2,680    2,441
Providian National Bank 6.65% 2004                            2,500    2,360     2,500    2,388
MBNA America Bank, NA 6.75% 2008                              2,500    2,302     2,500    2,324
Household Finance Corp. 6.40% 2008                            1,500    1,387     2,250    2,113
Wharf International Finance Ltd. 7.625% 2007                  1,750    1,624     1,750    1,582
AT&T Capital Corp. 6.875% 2001                                1,500    1,500     1,500    1,503
Capital One Capital I 7.755% 2027 (2)(6)                      1,250    1,079     1,250    1,080
DIVERSIFIED MEDIA & CABLE TELEVISION - 1.47% / 1.64%
Time Warner Inc. 9.125% 2013                                  5,500    6,023     5,500    6,162
NTL Inc.:
     0%/11.50% 2009 (2)(7)                                    4,500    2,626     4,500    2,651
     11.50% 2008                                              1,000    1,080     1,000    1,085
Fox/Liberty Networks, LLC 0%/9.75% 2007 (7)                   4,000    3,200     4,000    3,180
Comcast Cable Communications, Inc. 8.875% 2017                    -              2,500    2,760
Charter Communications Holdings, LLC 0%/9.92% 2011 (7)        4,000    2,340     4,000    2,420
Telemundo Holdings, Inc. 0%/11.50% 2008 (7)                   4,000    2,380     4,000    2,280
TCI Communications, Inc. 8.75% 2015                           2,000    2,182     2,000    2,213
Hearst-Argyle Television, Inc. 7.50% 2027                     2,000    1,848     2,000    1,836
Liberty Media Corp. 7.875% 2009 (2)                           1,500    1,493     1,500    1,499
Cablevision Industries Corp. 8.125% 2009                      1,250    1,228     1,250    1,246
Conecel Holdings Ltd.:
     Series A, 14.00% 2000 (2)(4)(5)                          3,000      300     3,000      300
     14.00% 2002 (5)                                          1,000      305     1,000      242
V2 Music Holdings, units 0%/14.00% 2008 (2)(7)                1,250      337     1,250      337
WIRELESS TELECOMMUNICATION SERVICES  -  1.13% / 1.10%
Nextel Communications, Inc.:
     0%/9.95% 2008 (7)                                        4,500    3,161     4,500    3,173
     0%/9.75% 2007 (7)                                        2,000    1,425     2,000    1,435
     0%/10.65% 2007 (7)                                       1,500    1,121     1,500    1,129
McCaw International, Ltd. (owned by Nextel                    6,000    4,140     6,000    3,990
 Communications, Inc.) 0%/13.00% 2007 (7)
Clearnet Communications Inc.:
     0%/11.75% 2007 (7)                                       5,250    2,587     5,250    2,511
     0%/10.40% 2008 (7)                                       4,000    1,750     4,000    1,690
     0%/10.125% 2009 (7)                                      1,250      759     1,250      766
Esat Telecom Group PLC 0%/12.50% 2007 (7)                     3,500    2,975     3,500    2,625
Omnipoint Corp. 11.625% 2006                                  1,500    1,590     1,500    1,590
TRANSPORTATION: AIRLINES  -  1.00% / 1.02%
Continental Airlines, Inc.:
     Series 1996-2C, 10.22% 2014 (8)                          2,092    2,204     2,092    2,233
     Series 1998-3C, 7.25% 2005                               1,500    1,436     1,500    1,454
     Series 1997-4A, 6.90% 2018                               1,469    1,360     1,469    1,371
United Air Lines, Inc.:
     Series 1996-A2, 7.87% 2019                               2,500    2,263     2,500    2,299
     Series 1995-A1, 9.02% 2012 (8)                           1,321    1,326     1,321    1,345
     9.00% 2003                                                 500      515       500      519
Delta Air Lines, Inc., pass-through trust: (8)
     Series 1993-A2, 10.50% 2016                              2,000    2,276     2,000    2,302
     Series 1992-A2, 9.20% 2014                               1,000    1,036     1,000    1,049
Airplanes Pass Through Trust, Class 1-C, 8.15% 2019 (8)       2,851    2,651     2,932    2,756
Jet Equipment Trust, Series 1995-B, 7.83% 2015 (2)(8)         2,251    2,196     2,251    2,203
ENERGY & RELATED COMPANIES  -  0.88% / 0.90%
Union Pacific Resources Group, Inc. 7.30% 2009                3,100    2,977     3,100    3,005
USX Corp. 9.125% 2013                                         2,500    2,716     2,500    2,777
Oryx Energy Co. 8.375% 2004                                   2,500    2,564     2,500    2,574
Norcen Energy Resources Ltd. 7.375% 2006                      2,000    1,947     2,000    1,961
OXYMAR 7.50% 2016 (2)                                         2,500    1,661     2,500    1,734
Louis Dreyfus Natural Gas Corp. 9.25% 2004                    1,500    1,522     1,500    1,524
Cross Timbers Oil Co. 8.75% 2009                              1,000      945     1,000      965
Conoco Inc. 6.35% 2009                                        1,000      927     1,000      944
DIVERSIFIED TELECOMMUNICATIONS SERVICES
 - 0.75% / 0.74%
Cable & Wireless Communications PLC:
     6.625% 2005                                              3,300    3,259     3,300    3,292
     6.75% 2008                                               2,000    1,970     2,000    2,003
COLT Telecom Group PLC 0%/12.00% 2006 (7)                     3,750    3,300     3,750    3,225
Telesystem International Wireless Inc.                        3,700    2,368     3,700    2,127
 0%/13.25% 2007 (7)
CEI Citicorp Holdings SA 11.25% 2007 (2)                      2,500    2,044     2,500    2,044
ASSET-BACKED OBLIGATIONS (8)  -  0.63% / 0.64%
Sears Credit Account Master Trust II,                         3,250    3,046     3,250    3,072
 Series 1998-2, Class A, 5.25% 2008
H.S. Receivables Corp., Series 1999-1,                        2,500    2,475     2,500    2,475
 Class A, 8.13% 2004 (2)
First Consumer Master Trust, Series 1999-A,                   2,250    2,159     2,250    2,156
 Class A, 5.80% 2005 (2)
Providian Master Trust, Series 1999-2,                        1,750    1,737     1,750    1,748
 Class A, 6.60% 2007
FIRSTPLUS Home Loan Owner Trust,                              1,500    1,485     1,500    1,488
 Series 1997-1, Class A-6, 6.95% 2015
UTILITIES: ELECTRIC & GAS  -  0.59% / 0.60%
Israel Electric Corp. Ltd.: (2)
     7.25% 2006                                               2,500    2,364     2,500    2,396
     7.70% 2018                                               1,750    1,554     1,750    1,541
     7.75% 2027                                               1,500    1,296     1,500    1,322
Edison Mission Energy 7.73% 2009 (2)                          2,000    1,979     2,000    1,981
Commonwealth Edison Co., Series 75, 9.875% 2020               1,500    1,617     1,500    1,655
Energen Corp., Series B, 7.125% 2028                          1,500    1,325     1,500    1,353
MERCHANDISING  -  0.56% / 0.57%
J.C. Penney Co., Inc.:
     8.25% 2022                                               3,150    2,800     3,150    2,852
     7.60% 2007                                               2,000    1,859     2,000    1,911
     7.95% 2017                                               2,000    1,778     2,000    1,779
Dayton Hudson Corp. 8.50% 2022                                2,500    2,501     2,500    2,524
Venator Group, Inc., Series A, 7.00% 2002                       750      683       750      690
FOREST PRODUCTS & PAPER  -  0.48% / 0.54%
Fort James Corp. 6.625% 2004                                  2,500    2,410     2,500    2,429
Container Corp. of America 9.75% 2003                         2,000    2,040     2,000    2,040
Scotia Pacific Co. LLC, Class A-2, 7.11% 2028                 2,000    1,749     2,000    1,652
Kappa Beheer BV 10.625% 2009 (2)                              1,250    1,327     1,250    1,315
Pacifica Papers Inc. 10.00% 2009                                  -              1,000    1,030
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                 1,000      727     1,000      708
COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED) (8)  -  0.52% / 0.53%
DLJ Mortgage Acceptance Corp., Series                         3,000    2,973     3,000    3,004
 1996-CF2, Class A1, 7.29% 2021 (2)
Morgan Stanley Capital I, Inc., Series 1998-HF2,              3,000    2,821     3,000    2,862
 Class A-2, 6.48% 2030
L.A. Arena Funding, LLC 7.66% 2026 (2)                        2,000    1,783     2,000    1,802
GMAC Commercial Mortgage Securities, Inc.,                    1,390    1,384     1,417    1,417
 Series 1997-C1, Class A-1, 6.83% 2003
REAL ESTATE  -  0.35% / 0.36%
SocGen Real Estate Co. LLC, Series A,                         5,700    5,144     5,700    5,216
 7.64%/8.40% preferred 2049 (2)(6)
EOP Operating LP 7.25% 2018                                   1,000      880     1,000      891
FOOD & HOUSEHOLD PRODUCTS  -  0.31% / 0.31%
Home Products International, Inc. 9.625% 2008                 3,000    2,737     3,000    2,708
Fage Dairy Industry SA 9.00% 2007                             2,000    1,760     2,000    1,800
Gruma, SA de CV 7.625% 2007                                   1,000      870     1,000      878
METALS: NONFERROUS  -  0.31% / 0.31%
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                2,750    2,077     2,750    2,080
Inco Ltd. 9.60% 2022                                          2,000    1,938     2,000    1,943
Doe Run Resources Corp. 12.231% 2003 (6)                      1,500    1,380     1,500    1,350
BROADCASTING & PUBLISHING - 0.31% / 0.31%
British Sky Broadcasting Group PLC  8.20% 2009 (2)            2,250    2,176     2,250    2,143
RBS Participacoes SA 11.00% 2007 (2)                          2,000    1,695     2,000    1,595
Ziff-Davis Inc. 8.50% 2008                                    1,500    1,562     1,500    1,470
HEALTH & PERSONAL CARE  -  0.28% / 0.29%
Allegiance Corp. 7.00% 2026                                   3,000    2,914     3,000    2,896
Lilly Del Mar 7.355% 2029 (2)(6)                              1,750    1,752     1,750    1,752
Integrated Health Services, Inc., Series A: (5)
     9.25% 2008                                               1,750      144     1,750      158
     9.50% 2007                                               1,250      103     1,250      112
LEISURE & TOURISM  -  0.22% / 0.22%
Royal Caribbean Cruises Ltd. 7.00% 2007                       3,000    2,823     3,000    2,857
Horseshoe Gaming Holding Corp. 8.625% 2009 (2)                1,000      955     1,000      963
BUSINESS SERVICES  -  0.28% / 0.12%
Allied Waste North America, Inc. 10.00% 2009 (2)              1,300    1,160     1,300    1,188
USA Waste Services, Inc. 6.50% 2002                           1,000      926     1,000      912
Cendant Corp. 7.75% 2003                                      2,750    2,743         -         -
ELECTRICAL & ELECTRONICS - 0.11% / 0.11%
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)           2,400    1,995     2,400    1,950
MULTI-INDUSTRY  -  0.16% / 0.10%
Tyco International Group SA 6.875% 2002 (2)                   2,800    2,761     1,800    1,774
MANUFACTURING & MATERIALS - 0.09% / 0.10%
Owens-Illinois, Inc. 8.10% 2007                               1,750    1,654     1,750    1,676
INSURANCE - 0.09% / 0.09%
ReliaStar Financial Corp. 8.00% 2006                          1,500    1,508     1,500    1,529
CHEMICALS  -  0.06% / 0.06%
Equistar Chemicals, LP 8.75% 2009                             1,000      988     1,000      992
APPLIANCES & HOUSEHOLD DURABLES - 0.06% / 0.06%
Samsung Electronics Co., Ltd. 7.45% 2002 (2)                  1,000      984     1,000      978
INDUSTRIAL COMPONENTS  -  0.06% / 0.00%
Cooper Tire & Rubber Co. 7.25% 2002                           1,000      989         -         -
NON-U.S. GOVERNMENTS & GOVERNMENTAL
 AUTHORITIES  -  0.15% / 0.15%
Canadian Government 4.60% 2026 (9)                            2,000    1,533     2,000    1,496
Mendoza (Province of) 10.00% 2007 (2)                         1,300    1,017     1,300      978
FEDERAL AGENCY OBLIGATIONS: MORTGAGE
 PASS-THROUGHS (8) - 4.38% / 4.49%
Government National Mortgage Assn.:
     7.00% 2022-2029                                         18,345   17,747    18,531   18,121
     8.00% 2020-2029                                         16,210   16,422    16,290   16,600
     7.50% 2029                                               9,762    9,652     9,854    9,832
     6.50% 2029                                               9,333    8,758     9,343    8,887
     8.50% 2021-2029                                          2,361    2,439     2,364    2,451
     10.00% 2019                                                517      558       528      571
Fannie Mae:
     6.50% 2013                                               8,391    8,140     8,512    8,323
     6.00% 2013                                               8,297    7,872     8,376    8,018
     8.50% 2024                                               2,917    2,993     2,957    3,047
     7.00% 2009                                                 902      893       917      914
     9.00% 2019                                                 269      280       269      282
U.S. TREASURY OBLIGATIONS  -  11.16%  / 11.38%
     7.25% 2004-2016                                         50,000   51,963    50,000   52,739
     6.50% 2002-2005                                         50,000   50,151    50,000   50,581
     7.00% 2006                                              25,000   25,606    25,000   25,969
     10.375% 2009-2012                                       16,000   19,319    16,000   19,626
     6.625% 2007                                             15,000   15,059    15,000   15,291
     3.739% 2002 (9)                                         10,000   10,398    10,000   10,400
     8.75% 2000-2008                                          8,000    8,398     8,000    8,460
     8.25% 2005                                               5,000    5,032     5,000    5,046
     11.875% 2003                                             2,500    2,951     2,500    2,981
     9.125% 2009                                              1,500    1,638     1,500    1,655
     11.125% 2003                                             1,000    1,146     1,000    1,159
     11.75% 2010                                                500      608       500      615
     10.75% 2003                                                500      565       500      570
                                                                   ----------         ----------
TOTAL BONDS & NOTES (COST: $545,990,000                              515,961            519,633
 and $546,490,000, respectively)
                                                                   ----------         ----------

                                                                     Market             Market
                                                         Principal    Value Principal    Value
Short-Term Securities                                       Amount         0   Amount     (000)
--------------------------------------------              -------- --------  -------- --------
CORPORATE SHORT-TERM NOTES  -  6.15% / 6.07%
H.J. Heinz Co. 5.30%-6.05% due 12/2/1999-1/12/2000            8,600    8,582    25,300   25,277
Bell Atlantic Network Funding Corp. 5.30%-5.82%               5,500    5,490    17,500   17,440
 due 12/13/1999-1/11/2000
BellSouth Telecommunications, Inc. 5.28%                          -             15,000   14,994
 due 12/3/1999 (2)
Alcoa Inc. 5.30%-5.48% due 12/1-12/3/1999                         -             13,465   13,460
USAA Capital Corp. 5.85%-6.03% due 1/24-1/30/2000            21,500   21,403    13,400   13,273
Motorola, Inc. 5.32% due 12/23/1999                               -             12,300   12,258
PACCAR Financial Corp. 5.27% due 12/10/1999                       -              7,400    7,389
American Express Credit Corp. 5.55% due 3/1/2000             21,000   20,793         -         -
Colgate-Palmolive Co. 5.95% due 1/28/2000 (2)                 8,900    8,859         -         -
Sara Lee Corp. 5.87% due 1/6/2000                             8,100    8,092         -         -
Anheuser-Busch Companies, Inc. 6.05% due 2/11/2000            7,500    7,447         -         -
Merck & Co. Inc. 6.15% due 2/1/2000                           7,300    7,260         -         -
Gillette Co. 5.85% 1/10/2000 (2)                              4,600    4,592         -         -
Park Avenue Receivables 6.15% due 1/10/2000 (2)               4,250    4,243         -         -
Associates First Capital Corp. 4.00% due 1/3/2000             3,500    3,499         -         -
National Rural Utilities Cooperative Finance                  3,300    3,265         -         -
 Corp. 5.98% due 3/7/2000
Procter & Gamble Co. 6.05% due 2/11/2000                      2,700    2,681         -         -
FEDERAL AGENCY DISCOUNT NOTES  -  0.90% / 2.17%
Freddie Mac 5.44%-5.75% due 12/16/1999-2/15/2000             15,700   15,585    37,211   37,114
                                                                   ----------         ----------
TOTAL SHORT-TERM SECURITIES (COST:                                   121,791            141,205
  $121,799,000 and $141,204,000, respectively)
                                                                   ----------         ----------
TOTAL INVESTMENT SECURITIES (COST:                                 1,720,072          1,714,981
 $1,463,070,000 and $1,479,346,000, respectively)
Net cash, receivables and payables                                     8,048              (468)
                                                                   ----------         ----------
NET ASSETS                                                         1,728,120          1,714,513



(1)Non-income-producing security.
(2)Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.
(3)Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(4) Valued under procedures established by the Board of Trustees.
(5)Company not making interest payments; bankruptcy proceedings pending.
(6) Coupon rate changes periodically.
(7) Step bond; coupon rate will increase at a later date.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(9) Index-linked bond, which is a floating-rate note whose principal amount moves with a government retail price index.

ADR=American Depositary Receipts
See Notes to Financial Statements



American Variable Insurance Series Bond Fund
Investment Portfolio, December 31 and
 November 30, 1999
                                                    December November 30
Corporate Bonds                                        60.89%   61.25%
U.S. Government Bonds                                  16.80%   17.99%
Equity Securities                                       7.65%    7.79%
Non-U.S. Government Bonds                               3.03%    3.24%
Cash & Equivalents                                     11.63%    9.73%


                                                    December December November November 30

                                                    Principal  Market Principal  Market
                                                      Amount    Value   Amount    Value
Bonds & Notes                                           (000)    (000)    (000)    (000)
--------------------------------------------        -------- -------- -------- --------

WIRELESS TELECOMMUNICATION SERVICES
  -  8.02%/7.89%
Nextel Communications, Inc.:
 0%/9.95% 2008(1)                                      $2,625   $1,844   $2,625   $1,851
 0%/9.75% 2007(1)                                       2,475    1,763    2,475    1,776
 0%/10.65% 2007(1)                                      1,275      953    1,275      959
 12.00% 2008                                              500      560      500      557
McCaw International, Ltd. (owned by Nextel              2,125    1,466    2,125    1,413
 Communications, Inc.)
 0%/13.00% 2007 (1)
Nextel International, Inc. 0%/12.125% 2008(1)           1,000      590    1,000      550
Clearnet Communications Inc.:(1)
 0%/11.75% 2007                                       C$2658     1,310 C$2,658     1,271
 0%/10.40% 2008                                         3,000    1,312    3,000    1,267
 0%/10.125% 2009                                      $  500       304  $  500       306
Omnipoint Corp.:
 11.625% 2006                                           1,500    1,590    1,500    1,590
 11.50% 2009 (2)                                        1,000    1,080    1,000    1,080
Esat Telecom Group PLC 0%/12.50% 2007(1)                2,000    1,700    2,000    1,500
Crown Castle International Corp.:
 0%/10.625% 2007(1)                                     1,000      755    1,000      750
 0%/11.25% 2011(1)(2)                                   1,000      625    1,000      620
VoiceStream Wireless Corp. 10.375% 2009(2)              1,000    1,030    1,000    1,043
PanAmSat Corp. 6.125% 2005                              1,000      886    1,000      894
SpectraSite Holdings, Inc.:
 0%/11.25% 2009(1)                                      1,125      602    1,125      574
 0%/12.00% 2008(1)                                        500      295      500      285
PageMart Wireless, Inc.:
 0%/15.00% 2005(1)                                        500      439      500      440
 0%/11.25% 2008(1)                                        750      255      750      233
American Cellular Corp. 10.50% 2008                       500      554      500      555
Dobson/Sygnet Communications Co. 12.25% 2008              250      277      250      278
Conecel Holdings Ltd.:
 14.00% 2002(3)                                           500      153      500      121
 Series A, 14.00% 2000(2)(3)(4)                           600       60      600       60


BROADCASTING &  PUBLISHING  -  7.15%/7.57%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007(1)                                       2,750    2,200    2,750    2,186
 8.875% 2007                                              500      509      500      510
Charter Communications Holdings, LLC:
 0%/9.92% 2011(1)                                       3,250    1,901    3,250    1,966
 8.25% 2007                                               500      465      500      472
CBS Corp. 7.15% 2005                                    2,000    1,962    2,000    1,981
Liberty Media Corp. 7.875% 2009(2)                      1,900    1,891    1,900    1,898
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(1)          650      617      650      611
NTL Communications Corp.
 11.50% 2008                                              500      540      500      543
 Series B, 10.00% 2007                                    250      256      250      256
Hearst-Argyle Television, Inc. 7.00% 2018               1,500    1,333    1,500    1,337
Time Warner Inc.:
 7.75% 2005                                               500      506      500      511
 7.95% 2000                                               500      501      500      501
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                     500      510      500      500
 8.125% 2007                                              500      501      500      495
British Sky Broadcasting Group PLC 8.20% 2009(2)        1,000      967    1,000      953
Cablevision Industries Corp. 8.125% 2009                  750      737      750      747
American Media Operations, Inc. 10.25% 2009               750      759      750      743
Cox Communications, Inc. 7.75% 2006                        -        -       700      712
Telemundo Holdings, Inc. 0%/11.50% 2008(1)              1,000      595    1,000      570
Ziff-Davis Inc. 8.50% 2008                                500      521      500      490
Comcast Cable Communications, Inc. 8.875% 2017             -        -       250      276
Rogers Communications, Inc. 8.875% 2007                   250      252      250      251
V2 Music Holdings PLC 0%/14.00% 2008(1)(2)               L575      251     L575      248
RBS Participacoes SA 11.00% 2007(2)                       250      212      250      199
TVN Entertainment Corp. 14.00% 2008(2)                    300       84      300      120
Globo Comunicacoes Participacoes Ltd. 10.50% 2006(2)      120      104      120      100


BANKING  -  7.10%/7.18%
Advanta Corp.:
 Series B, 7.00% 2001                                   2,265    2,123    2,265    2,121
 Series D, 6.98% 2002                                   1,000      913    1,000      912
 Series D, 6.925% 2002                                    500      456      500      456
Advanta Capital Trust I 8.99% 2026                        500      345      500      330
J.P. Morgan & Co. Inc.:
 Series A, 6.783% 2012(5)                               2,000    1,729    2,000    1,755
 Series A, 6.00% 2009                                     340      304      340      310
SocGen Real Estate Co. LLC, Series A,                   2,250    2,030    2,250    2,059
 7.64% (undated)(1)(2)(6)
Bank One Corp.:
 Series A, 6.00% 2009                                   1,080      961    1,080      978
 Series A, 5.625% 2004                                  1,000      938    1,000      946
Deutsche Bank Capital Funding Trust I 7.872%            2,000    1,897    2,000    1,907
 (undated)(2)(6)
Sakura Capital Funding 6.446% (undated)(2)(6)           1,000      948    1,000      947
Abbey National PLC 6.70% (undated)(6)                     970      875      970      886
National Westminster Bank PLC:
 7.75% (undated)(6)                                       500      480      500      487
 9.375% 2003                                              276      293      276      296
MBNA Corp., MBNA Capital A, Series A, 8.278% 2026         850      739      850      754
Capital One Bank 6.375% 2003                              500      480      500      482
Capital One Capital I 7.755% 2027 (2)(6)                  250      216      250      216
Imperial Capital Trust I, Imperial Bancorp 9.98% 202      550      489      550      502
Chevy Chase Bank, FSB 9.25% 2008                          500      470      500      480
Riggs Capital Trust II 8.875% 2027                        500      446      500      452
Bank of Scotland 7.00% (undated)(2)                       480      444      480      443
Bankers Trust New York Corp. 6.70% 2007                   250      235      250      239
Komercni Finance BV 9.00%/10.75% 2008(1)(2)               250      233      250      234


COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED) - 4.56%/4.62%
GS Mortgage Securities Corp. II, mortgage
 pass-through certificates:
 Series 1998-C1, Class E, 7.333% 2030(6)                1,250    1,074    1,250    1,076
 Series 1998-C1, Class D, 7.333% 2030(6)                1,000      899    1,000      880
Nomura Asset Securities Corp., Series 1998-D6,          1,748    1,680    1,762    1,707
 Class A-A1, 6.28% 2030(6)
L.A. Arena Funding, LLC, Series 1, Class A,             1,300    1,159    1,300    1,172
 7.656% 2026(2)
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 6.995% 2025(6)              1,000      984    1,000      991
 Series 1995-C2, Class A-1, 7.108% 2021(6)                141      140      146      144
CS First Boston Mortgage Securities Corp.,              1,106    1,067    1,114    1,084
 Series 1998-C1, Class A-1A, 6.26% 2040
Morgan Stanley Capital I Inc.,                          1,000      940    1,000      954
 Series 1998-HF2, Class A-2, 6.48% 2030
Norwest Asset Securities Corp.,                           879      834      885      843
 Series 1998-31, Class A-1, 6.25% 2014
LB Commercial Mortgage Trust, Series 1998-C1,             850      830      856      842
 Class A1, 6.33% 2030
Structured Asset Securities Corp.,                        669      684      679      698
 Series 1998-RF2, Class A, 8.55% 2027 (2)(6)
DLJ Mortgage Acceptance Corp.,                            600      593      600      597
 Series 1995-CF2, Class A1B, 6.85% 2027 (2)
Commercial Mortgage Acceptance Corp.,                     449      432      452      438
 Series 1998-C1, Class A-1, 6.23% 2007
GMAC Commercial Mortgage Securities, Inc.,                278      277      283      283
 Series 1997-C1, Class A1, 6.83% 2003


LEISURE & TOURISM  -  4.60%/4.45%
Joseph E. Seagram & Sons, Inc. 6.625% 2005              2,000    1,909    2,000    1,920
Mirage Resorts, Inc.:
 6.625% 2005                                            2,000    1,829    2,000    1,824
 6.75% 2007                                               500      441       -        -
Horseshoe Gaming Holding Corp. 8.625% 2009              1,500    1,432    1,500    1,444
Royal Caribbean Cruises Ltd.:
 7.25% 2018                                             1,000      893    1,000      907
 7.00% 2007                                               500      470      500      476
William Hill Finance 10.625% 2008                       L750     1,242    L750     1,251
Premier Parks Inc.:
 9.75% 2007                                            $1,000     1005   $1,000      991
 0%/10.00% 2008(1)                                        250      171      250      170
Florida Panthers Holdings, Inc. 9.875% 2009             1,000      990    1,000      960
Boyd Gaming Corp. 9.50% 2007                              500      495      500      492
Carmike Cinemas, Inc., Series B, 9.375% 2009              375      328      375      358
International Game Technology 8.375% 2009                 250      242      250      242
Harrah's Operating Co., Inc. 7.875% 2005                  250      241      250      242


DIVERSIFIED TELECOMMUNICATION SERVICES
  -  3.89%/3.89%
Cable & Wireless Communications PLC:
 6.625% 2005                                            3,660    3,615    3,660    3,651
 6.75% 2008                                               500      493      500      501
COLT Telecom Group PLC:
 8.875% 2007                                         DM1,250       691 DM1,250       689
 7.625% 2008                                            1,000      514    1,000      526
 0%/12.00% 2006(1)                                       $250      220  $  250       215
NEXTLINK Communications, Inc.:
 0%/12.25% 2009(1)                                      1,500      953    1,500      908
 9.625% 2007                                              500      491      500      488
Time Warner Telecom Inc. 9.75% 2008                     1,225    1,256    1,225    1,262
Versatel Telecom International NV 11.875% 2009            750      767      750      756
Qwest Communications International Inc.                   750      588      750      564
 0%/8.29% 2008(1)
Allegiance Telecom, Inc. 0%/11.75% 2008(1)                250      178      250      177
Viatel, Inc. 11.25% 2008                                  125      124      125      124


FINANCIAL SERVICES  -  2.86%/3.30%
Ford Motor Credit Co.:
 7.375% 2009                                               -        -     1,000    1,004
 5.80% 2009                                             1,000      886    1,000      899
AT&T Capital Corp. 6.875% 2001                          1,000    1,000    1,000    1,002
Toyota Motor Credit Corp. 6.00% 2003                    1,000      969    1,000      974
Capital One Financial Corp.  7.125% 2008                1,000      912    1,000      927
AB Spintab 7.50% (undated)(2)(6)                          750      718      750      720
Providian Financial Corp. 9.525% 2027(2)                  750      636      750      646
BHP Finance Ltd. 6.69% 2006                               600      569      600      576
Household Finance Corp. 6.40% 2008                        500      462      500      470
MBNA Corp., MBNA 6.75% 2008                               500      460      500      465
GS Escrow Corp. 7.125% 2005                               500      449      500      454
BankUnited Capital Trust, BankUnited Financial            250      218      250      227
 Corp., 10.25% 2026


TRANSPORTATION: AIRLINES  -  2.59%/2.66%
Continental Airlines, Inc., pass-through
 certificates(7):
 Series 1998-3, Class C-2, 7.25% 2005                     500      479      500      485
 Series 1997-1, Class C, 7.42%  2007                      470      459      470      462
 Series 1999-1, Class B, 6.795% 2020                      500      454      500      462
 Series 1998-3, Class A-2, 6.32% 2008                     500      454      500      461
 Series 1998-1, Class A,  6.648% 2019                     489      444      489      448
 Series 1996, Class C, 9.50% 2015                         228      235      228      238
Airplanes Pass Through Trust, pass-through              1,663    1,546    1,710    1,608
 certificates Series 1, Class C, 8.15%  2019(7)
Atlas Air, Inc. pass-through trust, Series 1998-1,      1,474    1,337    1,474    1,360
 Class A, 7.38% 2018(7)
Jet Equipment Trust(2)(7):
 Series 1995-D, 11.44% 2014                               300      338      300      345
 Series 1994-A, Class B1,11.79% 2013                      250      292      250      304
United Air Lines, Inc. 10.67% 2004(7)                     500      548      500      552


MULTI-INDUSTRY  -  2.48%/2.50%
Sony Corp. 6.125% 2003                                  2,500    2,437    2,500    2,453
American Standard Inc.:
 8.25% 2009(2)                                          1,000      962    1,000      995
 7.125% 2006                                        EUR  500       506EUR   500      500
Graham Packaging Co.:
 0%/10.75% 2009(1)                                       $750      510     $750      510
 8.75% 2008                                               500      480      500      480
Reliance Industries Ltd.:
 10.25% 2097(2)                                           500      440      500      429
 Series B, 10.25% 2097                                    250      220      250      215
Wharf International Finance Ltd., Series A,               515      478      515      466
 7.625% 2007
Hutchison Whampoa Finance (CI) Ltd.,                      300      281      300      283
 Series D, 6.988% 2037(2)


ENERGY SOURCES  -  2.18%/2.21%
Petrozuata Finance, Inc.:
 Series B, 8.22% 2017(2)                                1,500    1,117    1,500    1,129
 Series A, 7.63% 2009(2)                                1,000      805    1,000      796
Union Pacific Resources Group Inc. 7.30% 2009             840      807      840      814
USX Corp. 6.65% 2006                                    1,000      949    1,000      959
PDVSA Finance Ltd.:
 7.40% 2016                                               485      357      485      369
 9.75% 2010(2)                                            250      235      250      244
Norcen Energy Resources Ltd. 7.375% 2006                  500      487      500      490
Louis Dreyfus Natural Gas Corp. 9.25% 2004                500      507      500      508
Pioneer Natural Resources Co. 7.20% 2028                  375      273      375      278


Asset-Backed Obligations  -  2.15%/2.01%
ComEd Transitional Funding Trust, Transitional
 Funding Trust Notes:
 Series 1998, Class A-4, 5.39% 2005                     2,000    1,919    2,000    1,930
 Series 1998, Class A-6, 5.63% 2009                       500      464      500      468
Conseco Finance Home Loan Trust, Series                 1,250    1,242    1,250    1,253
 1999-G, Class B-2, 10.96% 2029
Sears Credit Account Master Trust II,                   1,000      937    1,000      945
 Series 1998-2, Class A, 5.25% 2008
FIRSTPLUS Home Loan Owner Trust,                          500      495      500      496
 Series 1997-1, Class A-6, 6.95% 2015
Green Tree Financial Corp., pass through                  499      414       -        -
 certificates, Series 1996-5, Class B-2, 8.45% 2027


FOREST PRODUCTS & PAPER  -  2.07%/2.00%
Pindo Deli Finance Mauritius Ltd.:
 10.75% 2007                                            1,450    1,055    1,450    1,026
 10.25% 2002                                              500      396      500      376
Kappa Beheer BV 10.625% 2009(2)                     EUR  750       796EUR  1250    1,309
Container Corp. of America 9.75% 2003                  $1,000    1,020   $1,000    1,020
Fort James Corp. 6.625% 2004                              500      482      500      486
Packaging Corp. of America 9.625% 2009                    375      383      375      387
Pacifica Papers 10.00% 2009                               250      258      250      258
Scotia Pacific Co. LLC, Series B, Class A-2,             1000      874      250      206
 7.11% 2028


INDUSTRIAL COMPONENTS  -  1.62%/1.64%
Federal-Mogul Corp.:
 7.375% 2006                                            2,000    1,826    2,000    1,841
 7.75% 2006                                             1,000      926    1,000      935
 7.50% 2009                                             1,000      886    1,000      894
TRW Inc. 7.125% 2009(2)                                   500      473      500      480
BREED Technologies, Inc. 9.25% 2008(3)                  1,000       15    1,000       15


INSURANCE  -  1.63%/1.61%
Lindsey Morden Group Inc., Series B, 7.00% 2008(2)   C$2,750     1,702 C$2,750     1,679
Royal & Sun Alliance Insurance Group PLC                 $750      766     $750      759
8.95% 2029(2)
Conseco, Inc. 9.00% 2006                                  750      773      750      747
Jefferson Pilot Corp. 8.14% 2046(2)                       700      645      700      649
ReliaStar Financial Corp. 8.00% 2006                      250      251      250      255


UTILITIES: ELECTRIC & GAS  -  1.33%/1.50%
Israel Electric Corp. Ltd.(2):
 7.70% 2018                                             1,000      888    1,000      880
 7.75% 2027                                               620      536      620      547
 8.25% 2009                                               400      399      400      397
 7.75% 2009                                               250      241      250      241
Transener SA 9.25% 2008(2)                              1,000      873    1,000      872
Commonwealth Edison Co. 9.875% 2020                       400      431      400      441
United Utilities PLC 6.875% 2028                           -        -       500      425


HEALTH CARE PROVIDERS & SERVICES  -  1.19%/1.20%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                             2,000    1,830    2,000    1,816
 8.85% 2007                                               500      489      500      491
 7.15% 2004                                               500      470      500      471
Integrated Health Services, Inc.(3):
 Series A, 9.25% 2008                                   2,000      165    2,000      180
 Series A, 9.50% 2007                                     750       62      750       68


BUSINESS SERVICES  -  1.47%/0.99%
Waste Management, Inc.:
 6.625% 2002                                              925      862      925      844
 6.875% 2009(2)                                           500      421      500      414
Allied Waste North America, Inc. 10.00% 2009(2)         1,625    1,450    1,375    1,256
Cendant Corp. 7.75% 2003                                1,000      998       -        -


MERCHANDISING  -  0.26%/0.63%
Federated Department Stores, Inc. 6.30% 2009               -        -     1,000      919
J. C. Penney Co., Inc. 8.25% 2022                         750      667      750      679


FOOD & HOUSEHOLD PRODUCTS  -  0.52%/0.53%
Gruma, SA de CV 7.625% 2007                             1,000      870    1,000      878
New World Pasta Co. 9.25% 2009                            250      231      250      230
Fage Dairy Industry SA 9.00% 2007                         250      220      250      225


MACHINERY & ENGINEERING  -  0.48%/0.48%
Safety-Kleen Corp. 9.25% 2009                           1,000      968    1,000      963
Deere & Co. 8.95% 2019                                    250      261      250      264


ENERGY EQUIPMENT & SERVICES  -  0.45%/0.45%
McDermott Inc. 9.375% 2002                              1,150    1,149    1,150    1,146


HEALTH & PERSONAL CARE  -  0.42%/0.40%
Paracelsus Healthcare Corp. 10.00% 2006                 1,000      580    1,000      528
Allegiance Corp. 7.00% 2026                               500      486      500      483


CHEMICALS  -  0.29%/0.29%
Equistar Chemicals, LP 8.75% 2009                         750      741      750      744


ELECTRONIC COMPONENTS   -  0.57%/0.24%
Hyundai Semiconductor America, Inc. 8.625% 2007(2)       1750     1455      750      609


APPLIANCES & HOUSEHOLD SERVICES - 0.20%/0.20%
Salton/Maxim Housewares, Inc. 10.75% 2005                 500      515      500      510


IT CONSULTING & SERVICES  -  0.19%/0.19%
Ceridian Corp. 7.25% 2004                                 500      483      500      488


MISCELLANEOUS MATERIALS & COMMODITIES  -  0.19%/0.18%
Printpack, Inc. 10.625% 2006                              500      483      500      466


METALS: NONFERROUS  -  0.18%/0.18%
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026                                               500      378      500      378
 7.50% 2006                                               100       73      100       74


ELECTRICAL & ELECTRONICS  -  0.16%/0.17%
Zilog, Inc. 9.50% 2005                                    450      414      450      421


REAL ESTATE INVESTMENT TRUST  -  0.09%/0.09%
ProLogis Trust 7.05% 2006                                 250      236      250      238


NON U.S. GOVERNMENT OBLIGATIONS  -  3.03%/3.24%
Hellenic Republic 8.60% 2008                        GRD475,00    1,644GRD475,00    1,629
Argentina (Republic of):
 Series C, 0% 2001                                     $1,250    1,050   $1,250    1,048
 11.00% 2005                                              500      489      500      474
Panama (Republic of) 8.875% 2027                        1,750    1,474    1,750    1,457
Philippines (Republic of) 9.875% 2019                     500      496    1,000    1,020
Ontario (Province of) 5.50% 2008                        1,000      886    1,000      901
Canadian Government 4.599% 2026(5)                   C$1,000       767 C$1,000       748
Hungarian Government 15.00% 2001                    HUF105,00      435HUF105,00      427
Venezuela (Republic of) Eurobond 6.313% 2007(6)          $381      301     $405      317
Mendoza (Province of) 10.00% 2007(2)                      200      157      200      151


FEDERAL AGENCY OBLIGATIONS: MORTGAGE
 PASS-THROUGHS  -  6.56%/6.70%
Government National Mortgage Assn.:
 7.00% 2023-2029                                        4,628    4,479    4,652    4,551
 6.00% 2029                                             3,453    3,140    3,463    3,199
 8.00% 2023                                             1,976    1,996    2,004    2,036
 6.50% 2025-2028                                        1,081    1,015    1,095    1,042
 7.50% 2023-2024                                        1,012    1,005    1,015    1,016
 10.00% 2019                                              345      372      352      381
 9.50% 2021                                               332      352      341      362
Fannie Mae:
 7.00% 2012-2026                                        1,706    1,666    1,721    1,697
 6.50% 2013-2026                                        1,042    1,006    1,046    1,019
 6.00% 2013                                               861      817      864      827
 10.00% 2018-2025                                         471      504      479      515
 9.00% 2021                                               303      316      309      323


FEDERAL AGENCY OBLIGATIONS: OTHER
  -  4.14%/1.59%
Freddie Mac:
5.125%-6.60% 2004-2009                                  8,500    7,881    4,500    4,031
Fannie Mae 5.25% 2009                                   3,000    2,646       -        -


U.S. TREASURY OBLIGATIONS  -  6.10%/9.70%
 6.25% 2003                                             8,000    7,976   14,250   14,308
 7.50% 2005-2016                                        1,000    1,070    4,000    4,257
 10.375% 2009-2012                                      1,500    1,791    1,500    1,817
 8.875% 2017                                            2,575    3,112    1,325    1,632
 7.25% 2004                                             1,500    1,547    1,500    1,564
 5.75% 2002                                                -        -     1,000      992
                                                             ----------        ----------
TOTAL BONDS & NOTES  (cost: $218,866,000                       205,221           208,936
 and $222,255,000 respectively)
                                                             ----------        ----------

                                                                      Number of
                                                                      Shares or
                                                                      Principal
Stocks (common and preferred)                                           Amount
--------------------------------------------                          --------

BANKING  -  3.06%/3.23%
Fuji JGB Investment LLC, Series A, 9.87%               $2,100   $2,100   $2,350   $2,371
 noncumulative preferred(Japan)(2)
SB Treasury Co. LLC, Series A, 9.40%                   $1,500    1,493   $1,500    1,523
 noncumulative preferred(Japan)(2)
BNP U.S. Funding LLC, Series A, 7.738%                 $1,550    1,443   $1,550    1,443
 noncumulative preferred(France)(2)
Tokai Preferred Capital Co. LLC, Series A,
  9.98%/11.09% noncumulative preferred(Japan)(1)(2)    $1,250    1,245   $1,250    1,269
First Republic Capital Corp. 10.50% preferred(2)          750      686      750      722
NB Capital Corp. 8.35% exchangeable depositary         20,000      430   20,000      463
IBJ Preferred Capital Co. LLC, Series A,                 $400      378     $400      382
 8.79% noncumulative preferred(Japan)(2)


WIRELESS TELECOMMUNICATION SERVICES  -  0.75%/0.70%
Crown Castle International Corp.                        1,133    1,173    1,098    1,143
 12.75% Senior Exchangeable Preferred 2010 (8)(9)
Nextel Communications, Inc.,
 Series D, 13.00% exchangeable preferred                  328      348      328      348
 redeemable 2009 (8)(9)
McCaw International, Ltd. (owned by Nextel              2,000        5    2,000        5
  Communications, Inc.) warrants, expire 2007
 (2)(4)(9)
Esat Holdings Ltd., warrants, expire 2007               2,000      367    2,000      261
 (Ireland)(2)(4)(9)
Globalstar Telecommunications Ltd., warrants,             250       13      250       16
 expire 2004(9)
Conecel Holdings Ltd., Class B, warrants,              15,500        1   15,500        1
 expire 2000 (Ecuador)(2)(4)(9)
Iridium World Communications Ltd. warrants,               250       -       250       -
 expire 2005 (Bermuda)(2)(4)(9)


MULTI-INDUSTRY  -  0.52.%/0.50%
Swire Pacific Capital Ltd.                             65,000    1,316   65,000    1,268
 8.84% cumulative guarantedd perpetual
 capital securities (2)


REAL ESTATE  -  0.41%/0.43%
ProLogis Trust, Series D, 7.92% preferred              40,000      730   40,000      770
CarrAmerica Realty Corp., Series B, 8.57%              20,000      323   20,000      314
 cumulative redeemable preferred


BROADCASTING & PUBLISHING  -  0.23%/0.23%
Adelphia Communications Corp., Series B,                5,000      550    5,000      564
 13.00% 2009 (9)
NTL Inc., warrants, expire 2008 (2)(4)(9)                 238       31      238       22
TVN Entertainment Corp., warrants,                        300       -       300       -
 expires 2008(2)(4)(9)


DIVERSIFIED TELECOMMUNICATION SERVICES
  -  0.16%/0.11%
COLT Telecom Group PLC (ADR)(United Kingdom)(9)         1,950      398    1,950      291


RECREATION  OTHER CONSUMER PRODUCTS
  -  0.00%/0.00%
V2 Music Holdings PLC, warrants, expire 2000              575       -       575       -
 (United Kingdom)(2)(9)
                                                             ----------        ----------
TOTAL STOCKS (cost: $11,954,000 and                             13,030            13,176
 $12,169,000 respectively)
                                                             ----------        ----------

                                                                      Principal
                                                                        Amount
Convertible Debentures                                                    (000)
--------------------------------------------                          --------

DIVERSIFIED TELECOMMUNICATION SERVICES
  -  1.27%/1.37%
Bell Atlantic Financial Services, Inc.:
 4.25% convertible debentures 2005(2)                   2,000    2,460    2,500    2,719
 5.75%,convertible debentures 2003(2)                     750      758      750      744


BUSINESS SERVICES  -  0.57%/0.56%
USA Waste Services, Inc. 4.00% 2002                    $1,400    1,190   $1,400    1,169
EarthWatch Inc., Series B, 7.00% convertible               72      250       72      250
 preferred 2009(4)(8)(9)


WHOLESALE & INTERNATIONAL TRADE
  -  0.24%/0.24%
Ingram Micro Inc. 0% convertible debentures 2018        1,900      618    1,900      610



ELECTRONIC COMPONENTS  -  0.25%/0.23%
Advanced Micro Devices, Inc. 6.00% convertible            625      638      625      591
 subordinated notes 2005


MERCHANDISING  -  0.19%/0.19%
Sunglass Hut International Ltd. 5.25%                     600      483      600      483
 convertible debentures 2003


                                                             ----------        ----------
TOTAL CONVERTIBLE DEBENTURES (cost:                              6,397             6,566
 $5,904,000 and $6,379,000 respectively)
                                                             ----------        ----------
TOTAL EQUITY SECURITIES  (cost:                                 19,427            19,742
 $17,858,000 and $18,548,000 respectively)
                                                             ----------        ----------



Short-Term Securities
--------------------------------------------
Corporate Short-Term Notes - 10.23%/7.14%

Associates Corp. of North America 5.71%                    -        -     7,700    7,699
 due 12/1/1999
Wal-Mart Stores Inc. 5.48%-5.53% due                       -        -     7,200    7,178
 12/20-12/21/1999 (2)
E.I. du Pont de Nemours and Co. 5.29% due 12/3/1999        -        -     3,200    3,198
Associats First Capital Corp. 4.00% due 1/3/2000        6,060    6,058       -        -
Avon Capital Corp. 6.70% due 1/6/2000 (2)               4,000    3,995       -        -
Equilon Enterprises, LLC 6.25% 1/10/2000                4,000    3,993       -        -
Halliburton Co. 6.30% 1/4/2000                          7,000    6,995       -        -
John Hancock Capital Corp. 5.90% 1/4/2000 (2)           5,000    4,997       -        -


Federal Agency Discount Notes - 0.00%/0.87%

Freddie Mac 5.30% due 12/10/1999                           -        -     2,200    2,197
                                                             ----------        ----------
TOTAL SHORT-TERM SECURITIES (cost:                              26,038            20,272
 $26,038,000 and $20,272,000 respectively)
                                                             ----------        ----------
TOTAL INVESTMENT SECURITIES (cost:                             250,686           248,950
 $262,762,000 and $261,075,000 respectively)
Excess of cash and receivables over payables                     3,548             4,367
                                                             ----------        ----------
NET ASSETS                                                    $254,234          $253,317
                                                             ==========        ==========
(1) Step bond; coupon rate will increase at a later date.

(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

(3) Company not making interest or dividend payments; bankruptcy proceedings pending.

(4) Valued under procedures established by the Board of Trustees.

(5) Index-linked bond whose principal amount moves with agovernment retail price index.

(6) Coupon rate may change periodically.

(7) Pass-through securities backed by a pool of mortgages or other assets on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

(8) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(9) Non-income-producing security.

See Notes to Financial Statements


American Variable Insurance Series High Yield Bond Fund
Investment Portfolio, December 31 and November 30, 1999
                                                         31-Dec   30-Nov
                                                      Percent oPercent of
                                                      net assetnet assets


Corporate Bonds                                          78.01%   77.90%
Non-U.S. Govt Agencies                                    1.61%    1.56%
Equity Securities                                        14.75%   13.65%
Cash & Equivalents                                        5.63%    6.89%
                                                        100.00%  100.00%

Nextel Communications                                      4.46     4.59
Omnipoint                                                  4.68     4.47
COLT Telecom                                               4.46     3.73
NTL                                                        3.56     3.56
Charter Communications                                     1.97     2.03
Crown Castle International                                 2.05     2.01
Viatel                                                     1.71     1.99
Clearnet Communications                                    1.94     1.89
Chancellor Media Corp of Los Angeles                       1.78     1.75
Container Corp. of America                                 1.73     1.74


                                                      Principal  Market Principal Market
                                                        Amount    Value   Amount   Value
BONDS & NOTES                                            (000)     (000)   (000)    (000)
--------------------------------------------          -------- -------- -------- --------

WIRELESS TELECOMMUNICATION SERVICES
  -  19.50%/19.05%
Omnipoint Corp.:
 11.625% 2006                                           $12,700  $13,462  $12,700 $13,462
 14.00% 2003 (1)(2)(3)                                    9,996   10,476    9,342   9,903
 9.40%-10.479% 2006 (1)(4)                                5,000    4,975    5,000   4,850
Nextel Communications, Inc.(5):
 0%/9.95% 2008                                           11,000    7,728   11,000   7,755
 0%/10.65% 2007                                           6,500    4,859    6,500   4,891
 0%/9.75% 2007                                            3,000    2,137    3,000   2,152
McCaw International, Ltd. (owned by Nextel
 Communications, Inc.) 0%/13.00% 2007 (5)                 7,000    4,830    7,000   4,655
Nextel International, Inc. 0%/12.125% 2008 (5)            6,000    3,540    6,000   3,300
Nextel Partners Inc. 0%/14.00% 2009 (5)                   1,600    1,048      350     227
Clearnet Communications Inc.(5):
 0%/11.75% 2007                                       C$20,825    10,261C$20,825    9,962
 0%/10.40% 2008                                           7,000    3,062    7,000   2,957
American Cellular Corp. 10.50% 2008                      $7,850    8,694   $7,850   8,714
SpectraSite Holdings, Inc.(5):
 0%/11.25% 2009                                           7,875    4,213    7,875   4,016
 0%/12.00% 2008                                           5,250    3,098    5,250   2,993
Esat Telecom Group PLC:
 0%/12.50% 2007 (5)                                       5,125    4,356    5,125   3,844
 11.875% 2008                                             2,750    3,059    2,750   2,943
PageMart Wireless, Inc. 0%/11.25% 2008 (5)               21,650    7,361   21,650   6,712
Crown Castle International Corp.(5):
 0%/11.25% 2011 (1)                                       6,000    3,750    6,000   3,720
 0%/10.625% 2007                                          3,500    2,642    3,500   2,625
CTI Holdings SA 0%/11.50% 2008 (5)                       10,500    6,064   10,500   5,801
VoiceStream Wireless Corp.(1):
 0%/11.875% 2009 (5)                                      7,500    4,538    7,500   4,556
 10.375% 2009                                             1,000    1,030    1,000   1,042
Dobson Communications Corp. 11.75% 2007                   2,750    3,101    2,750   3,080
Comunicacion Celular SA 0%/14.125% 2005 (1)(5)            5,000    2,394    5,000   2,531
Centennial Cellular Corp. 10.75% 2008                     2,250    2,419    2,250   2,396
Occidente y Caribe Celular SA 0%/14.00% 2004 (5)          3,700    1,660    3,700   2,007
Telesystem International Wireless Inc.                    2,450    1,568    3,450   1,984
0%/13.25% 2007 (5)
Loral Orion Network Systems, Inc. 11.25% 2007             2,400    1,800    2,400   1,776
Western Wireless Corp. 10.50% 2006                        1,500    1,601    1,500   1,605
Teligent, Inc. 11.50% 2007                                1,500    1,463    1,500   1,440
PTC International Finance BV 0%/10.75% 2007 (5)           2,000    1,345    2,000   1,365
Teletrac Holdings, Inc.(3):
 9.00% 2004                                                 492      394      492     394
 senior note 10.00% 2000                                    116      116      116     116
Conecel Holdings Ltd.(6):
 14.00% 2002                                                750      229      750     182
 14.00% 2000(1)(3)                                        1,000      100    1,000     100
Cellco Finance NV 15.00% 2005(1)                            250      272      250     263


BROADCASTING &  PUBLISHING  -  18.54%/18.56%
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (5)        10,000    9,500   10,000   9,400
NTL Inc.:
 0%/10.75% 2008 (5)                                     L7,250     7,730  L7,250    7,870
 0%/9.75% 2008 (5)                                       $5,500    3,836   $5,500   3,754
 11.50% 2008                                              1,500    1,620    1,500   1,627
 Series B, 10.00% 2007                                    1,500    1,537    1,500   1,534
Charter Communications Holdings, LLC:
 0%/9.92% 2011(5)                                        17,500   10,237   17,500  10,587
 8.25% 2007                                               3,500    3,255    3,500   3,308
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                     6,000    6,120    6,000   6,000
 8.125% 2007                                              4,500    4,511    4,500   4,455
 9.375% 2004                                              1,500    1,549    1,500   1,526
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (5)                                        8,085    6,468    8,085   6,428
 8.875% 2007                                              4,410    4,487    4,410   4,498
American Media Operations, Inc. 10.25% 2009               6,650    6,733    6,650   6,584
ACME Intermediate Holdings, LLC 0%/12.00% 2005 (5)        8,911    6,327    8,911   6,238
Ziff-Davis Inc. 8.50% 2008                                6,000    6,248    6,000   5,880
Gray Communications Systems, Inc. 10.625% 2006            5,250    5,421    5,250   5,408
Muzak Holdings LLC 0%/13.00% 2010(5)                      6,500    3,867    6,500   3,770
Muzak LLC 9.875% 2009                                     1,000      972    1,000     963
Big City Radio, Inc. 0%/11.25% 2005 (5)                   6,000    4,020    6,000   4,095
Globo Comunicacoes Partcipacoes Ltda.:
 10.50% 2006(1)                                           2,750    2,386    2,750   2,289
 10.50% 2006                                              1,000      867    1,000     832
FrontierVision 11.00% 2006                                2,750    2,901    2,750   2,901
Avalon Cable of Michigan LLC:
 9.375% 2008                                              2,500    2,519    2,500   2,513
 0%/11.875% 2008(5)                                         500      326      500     330
Cablevision Industries Corp. 9.875% 2013                  2,500    2,637    2,500   2,606
TVN Entertainment Corp. 14.00% 2008 (1)                   6,500    1,820    6,500   2,600
Antenna TV SA 9.00% 2007                                  2,750    2,530    2,750   2,530
Multicanal Participacoes SA, Series B, 12.625% 2004       2,375    2,399    2,375   2,399
V2 Music Holdings PLC:
 0%/14.00% 2008(1)(5)                                     6,900    1,863    6,900   1,863
 0%/14.00% 2008(1)(5)                                   L1,000       436  L1,000      431
TransWestern Publishing Co. LLC 9.625% 2007              $2,250    2,233   $2,250   2,182
TeleWest Communications PLC 9.625% 2006                   2,000    2,035    2,000   2,040
Falcon Holding Group, LP, Falcon Funding Corp.            2,000    2,015    2,000   2,005
 8.375% 2010
STC Broadcasting, Inc. 11.00% 2007                        2,000    1,985    2,000   1,990
Telemundo Holdings, Inc. 0%/11.50% 2008 (5)               2,500    1,488    2,500   1,425
RBS Participacoes SA 11.00% 2007(1)                       1,000      848    1,000     797
Young Broadcasting Inc. 10.125% 2005                        750      763      750     765
Sun Media Corp. 9.50% 2007                                  325      322      325     323
Cumulus Media Inc. 10.375% 2008                             250      261      250     261

DIVERSIFIED TELECOMMUNICATION SERVICES
  -  8.61%/8.88%
Viatel, Inc.:
 11.25% 2008                                              3,300    3,284    5,550   5,495
 0%/12.50% 2008 (5)                                       7,000    4,393    7,000   4,270
 11.15% 2008                                           DM6,000     3,094 DM6,000    3,027
 0%/12.40% 2008 (5)                                       1,000      334    1,000     324
COLT Telecom Group PLC:
 0%/12.00% 2006 (5)                                     $11,250    9,900  $11,250   9,675
 8.875% 2007                                           DM5,000     2,765 DM5,000    2,754
NEXTLINK Communications, Inc.:
 9.625% 2007                                             $3,500    3,439   $3,500   3,412
 9.00% 2008                                               3,000    2,843    3,000   2,827
 0%/12.25% 2009(5)                                        3,500    2,223    3,500   2,117
 0%/12.125% 2009(1)(5)                                    2,750    1,602    2,750   1,554
 12.50% 2006                                              1,000    1,080    1,000   1,070
Time Warner Telecom Inc. 9.75% 2008                       7,625    7,816    7,625   7,854
US Xchange, LLC 15.00% 2008                               4,625    3,608    4,625   3,839
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (5)                                       4,250    3,033    4,250   3,018
 12.875% 2008                                               625      706      625     694
Global TeleSystems Group, Inc. 9.875% 2005                3,600    3,294    3,600   3,312
GST Equipment Funding, Inc. 13.25% 2007                   3,000    2,970    3,000   3,000
IMPSAT Corp. 12.375% 2008                                 1,750    1,562    1,750   1,435
Versatel Telecom International NV 11.875% 2009        EUR 1,000    1,076EUR 1,000   1,057

LEISURE & TOURISM  -  5.71%/5.95%
Horseshoe Gaming Holdings Corp. 8.625% 2009            $   8,00    7,640 $   8,00   7,700
William Hill Finance 10.625% 2008                         3,550    5,878    3,550   5,922
Premier Parks Inc.:
 9.75% 2007                                               2,625    2,671    2,625   2,665
 0%/10.00% 2008 (5)                                       2,500    1,713    2,500   1,700
Boyd Gaming Corp.:
 9.25% 2003                                               3,250    3,291    3,250   3,283
 9.50% 2007                                               1,000      990    1,000     985
AMF Bowling Worldwide, Inc.:
 10.875% 2006                                             3,500    1,470    4,250   2,380
 0%/12.25% 2006 (5)                                       2,751      880    2,751   1,265
Sun International Hotels Ltd., Sun International
 North America, Inc.:
 8.625% 2007                                              2,250    2,115    2,250   2,093
 9.00% 2007                                                 750      724      750     712
International Game Technology 7.875% 2004                 2,800    2,702    2,800   2,730
Carmike Cinemas, Inc., Series B, 9.375% 2009              2,750    2,406    2,750   2,626
Harrah's Operating Co., Inc. 7.875% 2005                  2,275    2,190    2,275   2,198
Six Flags Entertainment Corp. 8.875% 2006                 2,000    1,955    2,000   1,960
KSL Recreation Group, Inc. 10.25% 2007                    1,250    1,250    1,250   1,231
Friendly Ice Cream Corp. 10.50% 2007                        925      786      925     800
Florida Panthers Holdings, Inc. 9.875% 2009                 500      495      500     480

FOREST PRODUCTS & PAPER  -  3.47%/3.97%
Container Corp. of America:
 9.75% 2003                                               9,600    9,792    9,600   9,792
 Series A, 11.25% 2004                                    2,000    2,070    2,000   2,080
Kappa Beheer BV:
 0%/12.50% 2009(1)(5)                                     4,750    2,999    4,750   2,930
 10.625% 2009(1)                                          1,500    1,592    1,500   1,578
Paperboard Industries International Inc. 8.375% 2007      1,250    1,188    4,000   3,680
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                             2,300    2,035    2,300   1,984
 10.00% 2007                                                250      186      250     178
Advance Agro PCL 13.00% 2007                              3,200    2,064    3,200   2,096
Pacifica Papers Inc. 10.00% 2009                             -        -     1,000   1,030
Pindo Deli Finance Mauritius Ltd. 10.75% 2007             1,300      946    1,300     920
Copamex Industrias, SA de CV, Series B, 11.375% 2004      1,000      907    1,000     908


FOOD & HOUSEHOLD PRODUCTS  -  2.91%/3.01%
Fage Dairy Industry SA 9.00% 2007                        10,500    9,240   10,500   9,450
Home Products International, Inc. 9.625% 2008             7,500    6,844    7,500   6,769
Salton/Maxim Housewares, Inc. 10.75% 2005                 3,125    3,219    3,125   3,187
DGS International Finance Co. 10.00% 2007(1)              1,250      641    2,000   1,205


MULTI-INDUSTRY  -  2.50%/2.48%
Graham Packaging Co.:
 0%/10.75% 2009 (5)                                       6,500    4,420    6,500   4,420
 8.75% 2008                                               4,250    4,080    4,250   4,080
Tekni-Plex, Inc. 9.25% 2008                               5,500    5,638    5,500   5,500
Wharf International Finance Ltd. 7.625% 2007              3,000    2,786    3,000   2,712
Reliance Industries Ltd. 10.50% 2046(1)                     250      238      250     236


BUSINESS SERVICES  -  3.04%/2.74%
Allied Waste North America, Inc. 10.00% 2009(1)           8,875    7,921    8,375   7,653
Safety-Kleen Services, Inc. 9.25% 2008                    7,375    7,135    7,375   7,228
EarthWatch Inc. 0%/12.50% 2005(1)(3)(5)                   2,880    1,925    2,880   1,905
Iron Mountain Inc.:
 10.125% 2006                                             1,500    1,530    1,500   1,549
 8.75% 2009                                                 350      336      350     331
Stericycle Inc. 12.375% 2009(1)                           1,000    1,020    1,000   1,015
Waste Management, Inc. 7.70% 2002                         1,000      958    1,000     944


BEVERAGES & TOBACCO  -  1.66%/1.67%
Delta Beverage Group, Inc. 9.75% 2003                     6,200    6,200    6,200   6,200
Canandaigua Wine Co., Inc.:
 Series C, 8.75% 2003                                     3,750    3,741    3,750   3,741
 8.75% 2003                                               1,500    1,466    1,500   1,470


ELECTRONIC COMPONENTS - 1.76%/1.48%
Flextronics International Ltd. 8.75% 2007                 4,500    4,410    4,500   4,466
Samsung Electronics Co., Ltd.(1):
 7.45% 2002                                               3,150    3,098    3,150   3,080
 9.75% 2003                                                 500      516      500     519
Advanced Micro Devices, Inc. 11.00% 2003                  2,250    2,216    2,000   1,940
Fairchild Semiconductor Corp. 10.375% 2007                1,750    1,785      150     153


MISCELLANEOUS MATERIALS & COMMODITIES  -  1.47%/1.47%
Printpack, Inc. 10.625% 2006                              4,258    4,109    4,258   3,971
Anchor Glass Container Corp. 11.25% 2005                  4,000    3,600    4,000   3,760
Impress Metal Packaging Holdings BV 9.875% 2007        DM4,750     2,370 DM4,750    2,323


ENERGY SOURCES  -  1.71%/1.35%
Cross Timbers Oil Co.:
 Series B, 9.25% 2007                                    $3,000    2,962   $3,000   2,970
 8.75% 2009                                               1,000      945    1,000     965
Pogo Producing Co.:
 8.75% 2007                                               2,500    2,406    2,500   2,413
 10.375% 2009                                             1,250    1,300    1,250   1,306
Petrozuata Finance, Inc.(1):
 Series B, 8.22% 2017                                     1,000      745    1,000     752
 Series A, 7.63% 2009                                       800      644      800     637
Newfield Exploration Co., Series B, 7.45% 2007              250      227      250     231
HS Resources, Inc. 9.25% 2006                             2,500     2481       -       -


METALS: NONFERROUS  -  0.88%/0.87%
Kaiser Aluminum & Chemical Corp. 12.75% 2003              2,350    2,350    2,350   2,332
Doe Run Resources Corp. 11.25% 2005                       2,000    1,895    2,000   1,820
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026            2,400    1,813    2,400   1,815


BANKING  -  0.71%/0.71%
Advanta Corp.:
 Series D, 6.98% 2002                                     2,000    1,826    2,000   1,824
 Series D, 6.925% 2002                                    2,000    1,824    2,000   1,822
 7.50% 2000                                                 500      495      500     494
Komercni Finance BV 9.00%/10.75% 2008(1)(5)                 750      699      750     701


HEALTH & PERSONAL CARE  -  1.67%/1.69%
Paracelsus Healthcare Corp. 10.00% 2006                  13,000    7,540   13,000   6,857
Integrated Health Services, Inc.(6):
 Series A, 9.25% 2008                                     9,250      763    9,250     832
 Series A, 9.50% 2007                                     5,325      439    5,325     479
 10.25% 2006                                              5,000      412    5,000     450
Tenet Healthcare Corp. 8.00% 2005                         1,500    1,448    1,500   1,436
Sun Healthcare Group, Inc.(6):
 9.375% 2008 (1)                                          8,000      560    8,000   1,000
 Series B, 9.50% 2007                                     2,925      205    2,925     366
Mariner Health Group, Inc. 9.50% 2006 (6)                 8,100       81    8,100     162


MERCHANDISING  -  0.51%/0.52%
Kmart Corp., Series K-2, 9.78% 2020                       2,000    2,052    2,000   2,050
DR Securitized Lease Trust, pass-through certificates,    1,500    1,474    1,500   1,474
 Series 1994 K-2. 9.35% 2019 (7)


TRANSPORTATION: SHIPPING  -  0.47%/0.47%
Teekay Shipping Corp. 8.32% 2008                          3,500    3,211    3,500   3,185


ELECTRICAL & ELECTRONICS  -  0.50%/0.44%
Zilog, Inc. 9.50% 2005                                    3,750    3,450    3,250   3,039


FINANCIAL SERVICES  -  0.63%/0.44%
Providian Financial Corp. 9.525% 2027 (1)                 3,500    2,966    3,500   3,014
GS Escrow Corp. 7.125% 2005                               1,500    1,348       -       -


RECREATION & OTHER CONSUMER PRODUCTS
  -  0.44%/0.44%
Boyds Collection, Ltd. 9.00% 2008                         3,137    2,980    3,137   2,980


AUTOMOBILES  -  0.47%/0.57%
Key Plastics Holdings, Inc. 10.25% 2007                   3,000    1,290    3,000   1,950
Hayes Lemmerz International, Inc., Series B,              2,000    1,820    2,000   1,835
 8.25% 2008
BREED Technologies, Inc. 9.25% 2008 (6)                   7,375      111    7,375     111


TRANSPORTATION: AIRLINES  -  0.21%/0.21%
USAir, Inc., pass-through trust, Series 1993-A3,          1,500    1,440    1,500   1,431
 10.375% 2013 (7)


TEXTILES & APPAREL  -  0.20%/0.21%
WestPoint Stevens Inc. 7.875% 2005                        1,500    1,365    1,500   1,421


COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED)  -  0.18%/0.19%
Chase Commercial Mortgage Securities Corp.,               1,522    1,258    1,522   1,266
 Series 1998-2, Class E, 6.39% 2030 (7)


ENERGY EQUIPMENT & SERVICES  -  0.15%/0.15%
McDermott Inc. 9.375% 2002                                1,000      999    1,000     997


REAL ESTATE INVESTMENT TRUST  -  0.10%/0.10%
FelCor Suites LP 7.375% 2004                                750      682      750     682


NON U.S. GOVERNMENTS & GOVERNMENTAL
 AUTHORITIES  -  1.61%/1.56%
United Mexican States Government Eurobonds:
 Global, 11.375% 2016                                     2,250    2,551    2,250   2,477
 Global, 11.50% 2026                                        500      595      500     582
Panama (Republic of):
 Interest Reduction Bond, 3.75% 2014(1)(4)                3,000    2,355    3,000   2,228
 8.875% 2027                                                250      211      250     208
Argentina (Republic of):
 11.75% 2009                                                830      828      830     803
 11.00% 2006                                                725      721      725     694
 9.75% 2027                                                 800      722      800     668
 11.375% 2017                                               250      249      250     234
Philippines (Republic of):
 8.875% 2008                                              1,750    1,715    1,750   1,722
 9.875% 2019                                                500      496      500     510
Bulgaria (Republic of), Front-Loaded Interest               445      322      445     313
 Reduction Bond, 2.75% 2012 (4)
Turkey (Republic of) 12.375% 2009                           250      269      250     262

TOTAL BONDS & NOTES (cost:  $623,539,000                         545,656          543,573
 and $622,182,000 respectively)
                                                               ========          ========

                                                      Number of         Number of
                                                       Shares or        Shares or
Stocks (Common & Preferred)                           Principal         Principal
--------------------------------------------            Amount            Amount

WIRELESS TELECOMMUNICATION SERVICES
  -  5.16%/5.19%
Nextel Communications, Inc.:
 Series E, 11.125% exchangeable preferred,               13,548   13,548   14,374  14,374
 redeemable 2010 (2)(8)
 Series D, 13.00% exchangeable preferred,                 2,132    2,260    2,132   2,260
 redeemable 2009 (2)(8)
McCaw International, Ltd. (owned by Nextel
 Communications, Inc.) warrants, expire 2007 (1)(3)(8)    2,500        6    2,500       6
Dobson Communications Corp.(2)(8):
 12.25% exchangeable preferred, redeemable 2008           4,660    4,660    4,519   4,700
 12.25% senior exchangeable preferred, redeemable 2008    3,872    3,873    3,756   3,906
Crown Castle International Corp. 12.75% preferred 2010    7,369    7,627    7,142   7,431
Omnipoint Corp.(8)                                       14,893    1,797   14,893   1,206
Omnipoint Corp. 7.00% convertible preferred               8,000    1,336    8,000   1,160
Comunicacion Celular SA, Class B, warrants,               5,000        1    5,000     275
 expire 2003 (Colombia)(1)(8)
Esat Telecom Group PLC, warrants, expire 2007             1,250      229    1,250     163
 (Ireland) (1)(3)(8)
Conecel Holdings Ltd., Class B, warrants,                25,900        3   25,900       3



DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.97%/2.25%
COLT Telecom Group (ADR) (United Kingdom)(8)             87,750   17,901   87,750  13,086
IXC Communications, Inc. (2)(8)                           1,647    1,812    1,647   1,812
Viatel, Inc. (8)                                         11,371      610   11,371     478
KMC Telecom Holdings Inc., warrants, expire 2008 (1)(8    9,500       28    9,500      28


BROADCASTING & PUBLISHING  -  2.10%/1.97%
ACME Communications, Inc. (8)                           106,579    3,544  106,579   3,604
Cumulus Media Inc. 13.75% preferred 2009 (2)              2,732    3,074    2,732   3,033
Radio One, Inc., Class A (8)                             33,700    3,100   37,500   2,370
Price Communications Corp. (8)                           78,238    2,176   90,538   2,269
Clear Channel Communications, Inc. (8)                   25,506    2,276   25,506   2,050
NTL Inc., warrants, expire 2008                           1,425      188    1,425     132
 (United Kingdom-Incorporated in USA) (1)(3)(8)
TVN Entertainment Corp., warrants, expire 2008 (1)(3)(    6,500       -     6,500      -


BANKING  -  1.78%/1.81%
Chevy Chase Preferred Capital Corp. 10.375%              38,200    1,858   38,200   1,934
Fuji JGB Investment LLC, Series A, 9.87%                  8,500    8,5008,500,000   8,575
 noncumulative preferred (Japan)(1)
First Republic Capital Corp. 10.50% preferred (1)         2,000    1,830    2,000   1,925


BUSINESS SERVICES  -  0.66%/0.63%
EarthWatch Inc.(2)(3)(8):
 Series B, 7.00% convertible preferred 2009             896,976    3,000  869,976   3,000
 Series C, 8.50% convertible preferred 2009 (1)         170,534      293  170,534     293
Verio Inc., warrants, expire 2004 (1)(8)                  7,350     1195    7,350     935
Teletrac, Inc.(3)(8)                                    316,366       47  316,366      47
Teletrac, Inc., Class A, warrants, expire 2004 (3)(8)   116,490       12  116,490      12


MULTI-INDUSTRY  -  0.47%/0.46%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed
 perpetual capital securities (Hong Kong)(1)            160,000    3,240  160,000   3,120


FOREST PRODUCTS & PAPER  -  0.30%/0.30%
Packaging Corp. of America 12.375% preferred 2010 (2)(   18,516    2,037   18,517   2,027


ENERGY SOURCES  -  0.05%/0.06%
Cross Timbers Oil Co.                                    40,000      362   40,000     408


FINANCIAL SERVICES  -  0.03%/0.03%
Wilshire Financial Services Group, Inc. (8)             155,212      213  155,212     194


APPLIANCES & HOUSEHOLD DURABLES
  -  0.00%/0.00%
Protection One Alarm Monitoring, Inc., warrants,          6,400        2    6,400       1
 expire 2005 (1)(3)(8)

RECREATION  OTHER CONSUMER PRODUCTS
  -  0.00%/0.00%
V2 Music Holdings, warrants, expire 2008                  7,900       -     7,900      -
 (United Kingdom)(1)(8)

TEXTILES & APPAREL  -  0.00%/0.00%
Tultex Corp., warrants, expire 2007 (3)(8)              203,005       -   203,005      -
                                                               ----------        ----------

TOTAL STOCKS (cost:  $66,790,000                                  92,638           86,817
 and $61,768,000 respectively)
                                                               ========          ========
                                                      Principal         Principal
                                                        Amount            Amount
Convertible Debentures                                   (000)             (000)
--------------------------------------------          -------- -------- -------- --------

ELECTRONIC COMPONENTS  -  0.36%/0.33%
Advanced Micro Devices, Inc. 6.00%  2005                  2,400    2,448    2,400   2,268


MERCHANDISING  -  0.25%/0.25%
Sunglass Hut International, Inc. 5.25% 2003               2,125    1,711    2,125   1,710


WHOLESALE & INTERNATIONAL TRADE  -  0.23%/0.23%
Ingram Micro Inc. 0% 2018                                 4,905    1,594    4,905   1,576


WIRELESS TELECOMMUNICATION SERVICES  -  0.13%/0.13%
Piltel International Holding Corp. 1.75% 2006             1,875      909    1,875     900


HEALTH CARE PROVIDERS & SERVICES  -  0.01%/0.01%
Integrated Health Services, Inc. 5.75%  2001              3,500       70    3,500      70

                                                               ----------        ----------
TOTAL CONVERTIBLE DEBENTURES                                       6,732            6,524
 (cost:  $10,515,000 and $10,488,000 respectively)             ----------        ----------

Miscellaneous - 0.26%/0.00%
Other equity securities in initial period of acquisition            1,748              23

                                                               ----------        ----------
TOTAL EQUITY SECURITIES (cost:  $77,305,000                      101,118           93,364
 and $76,954,000 respectively)
                                                               ----------        ----------

Short-Term Securities
--------------------------------------------
CORPORATE SHORT-TERM NOTES  -  4.14%/4.04%
PACCAR Financial Corp. 5.27%-5.28%                           -        -     7,800   7,790
 due 12/8-12/10/1999
Bell Atlantic Network Funding Corp. 5.30%                    -        -     6,600   6,587
 due 12/13/1999
Halliburton Co. 5.27% due 12/21/1999                         -        -     5,400   5,383
H.J. Heinz Co. 5.28% due 12/2/1999                           -        -     5,000   4,999
Associates Corp. of North America 5.71%                      -        -     2,900   2,900
 due 12/1/1999
Pfizer Inc 5.87% due 2/7/2000 (1)                         9,400    9,342       -       -
Ford Motor Credit Co. 6.02% due 1/4/2000                  5,000    4,996       -       -
CIT Group Holdings, Inc. 4.75% due 1/3/2000               4,500    4,498       -       -
Bell Atlantic Network Funding Corp. 6.05%                 4,200    4,185       -       -
 due 1/21/2000
USAA Capital Corp 6.03% due 1/28/2000                     4,100    4,080       -       -
Gillette Co. 5.85% due 1/10/2000 (1)                      1,300    1,298       -       -


FEDERAL AGENCY DISCOUNT NOTES  -  0.00%/1.21%
Freddie Mac 5.36% due 12/9/1999                              -        -     8,300   8,289




TOTAL SHORT-TERM SECURITIES (cost:                                28,399           35,948
  $28,400,000 and $35,948,000 respectively)
                                                               ----------        ----------
TOTAL INVESTMENT SECURITIES (cost:                               675,173          672,885
  $729,244,000 and $735,084,000 respectively)
Excess of payables cash and receivables                           10,153           11,192
NET ASSETS                                                       685,326          684,077


1-Purchased in a private placement transaction;
  resale to the public may require registration or sale only to qualified institutional buyers.
2-Payment in kind.The issuer has the option
  of paying additional securities in lieu of cash.
3-Valued under procedures established by the
  Board of Trustees.
4-Coupon rate may change periodically.
5-Step bond-coupon; rate will increase at a later date.
6-Company not making interest payments,
  bankruptcy proceedings pending.
7-Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity
8-Non-income-producing security

ADR=American Depositary Receipts

See Notes to Financial Statements


U.S. Government Guaranteed/ AAA-Rated Securitites Fund
Investment Portfolio
                                                            December 31         November 30
------------------------------------------------         -------- -------- --------
PRIVATE MORTGAGE & ASSET-BACKED SECURITIES                   37.52            37.47
FEDERAL AGENCY MORTGAGE-RELATED SECURITIES                   32.93            33.94
U.S. TREASURY OBLIGATIONS                                    16.50            17.83
OTHER FEDERAL OBLIGATIONS                                     7.08             5.67
OTHER BONDS                                                   2.60             2.59
CASH & EQUIVALENTS                                            3.37             2.50
------------------------------------------------         -------- -------- --------

                                                            December 31         November 30

                                                        Principal  Market Principal  Market
                                                           Amount   Value    Amount   Value
Bonds & Notes                                               (000)   (000)     (000)   (000)
--------------------------------------------             -------- -------- -------- --------
Federal Agency Obligations:  Mortgage
 Pass-Throughs (1) -  29.46% / 30.50%
Government National Mortgage Assn.:
 6.00% 2013-2029                                           $25,423 $23,358   $26,237 $24,457
 7.00% 2023-2029                                            16,196   15,68    16,327  15,979
 8.00% 2023-2027                                             9,500    9,59     9,645   9,802
 7.50% 2022-2029                                             7,891    7,81     6,960   6,955
 6.50% 2028-2029                                             5,815    5,45     5,842   5,557
 8.50% 2021-2023                                             4,723    4,88     4,757   4,937
 9.50% 2019-2021                                             2,413    2,55     2,417   2,570
 10.00% 2019                                                 1,378    1,48     1,407   1,523
 5.50% 2013                                                    974      90       979     920
 9.00% 2009-2016                                               676      71       678     718
 10.50% 2019                                                    60       6        60      66
Fannie Mae:
 6.00% 2013-2029                                             7,320    6,87    11,310  10,768
 6.50% 2013-2028                                             9,190    8,84     9,252   8,983
 7.00% 2012-2028                                             6,040    5,89     6,091   5,997
 8.50% 2023-2027                                             4,543    4,67     4,633   4,789
 7.50% 2029-2039                                             3,992    3,90     4,551   4,447
 8.00% 2024                                                  3,795    3,84     3,805   3,872
 13.00% 2015                                                 1,836    2,09     1,886   2,183
 10.00% 2018                                                 1,839    1,96     1,873   2,009
 12.00% 2015-2019                                            1,719    1,92     1,749   1,965
 5.50% 2014                                                  1,892    1,75     1,909   1,787
 9.00% 2011-2025                                             1,113    1,15     1,151   1,202
Freddie Mac:
 6.00% 2014-2029                                            12,799   12,02    14,214  13,473
 8.25% 2008-2009                                             2,157    2,18     2,227   2,270
 5.50% 2013                                                  1,832    1,70     1,840   1,723
 7.00% 2008                                                  1,361    1,35     1,389   1,388
 8.00% 2012                                                  1,187    1,20     1,235   1,259
 8.50% 2018-2027                                             1,086    1,11     1,111   1,143
 11.00% 2018                                                   482      52       492     539
 9.50% 2016                                                     91       9        91      95
 12.00% 2016                                                     1                 1       1
Freddie Mac Gold 9.00% 2022-2028                             2,254    2,34     2,349   2,453

Collateralized Mortgage Obligations (Privately
 Originated) (1) - 22.70% / 22.55%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                      7,500    7,05     7,500   7,155
 Series 1997-HF1, Class A-1, 6.86% 2006 (2)                  4,168    4,12     4,187   4,173
 Series 1999-FNV1, Class A-2, 6.53% 2031                     3,000    2,80     3,000   2,844
 Series 1998-HF2, Class A-1, 6.01% 2030                      2,783    2,64     2,801   2,687
 Series 1998-WF2, Class A-1, 6.34% 2030                      2,714    2,62     2,732   2,663
 Series 1998-WF1, Class A-1, 6.25% 2030                      2,383    2,31     2,394   2,339
Ocwen Residential MBS Corp., Series 1998-R1,                 8,723    8,24     8,858   8,375
 Class AWC, 3.985% / 3.213% 2040 (2,3)
GE Capital Mortgage Services, Inc. Series 1994-15,           8,000    7,20     8,000   7,282
 Class A-10, 6.00% 2009
Nomura Asset Securities Corp., Series 1998-D6,               6,993    6,72     7,050   6,827
 Class A-A1, 6.28% 2030
Deutsche Mortgage & Asset Receiving Corp.,                   6,698    6,43     6,789   6,576
 Series 1998-C1, Class A-1, 6.22% 2007
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                       3,285    3,09     3,305   3,141
 Series 1995-C3, Class A-2, 6.949% / 6.755% 2025 (3)         1,500    1,48     1,500   1,488
 Series 1995-C3, Class A-3, 7.189% / 6.995% 2025 (3)         1,500    1,47     1,500   1,487
Structured Asset Securities Corp.:
 Series 1998-RF2, Class A, 8.549% / 8.55% 2027 (2,3)         2,823    2,88     2,865   2,948
 Series 1998-RF1, Class A, 8.676% / 8.68% 2027 (2,3)         2,649    2,72     2,690   2,776
Mortgage Capital Funding, Inc., Series 1998-MC1,             5,782    5,60     5,820   5,686
 Class A-1, 6.42% 2030
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2008                        3,000    2,79     3,000   2,836
 Series 1998-1, Class A-1, 6.34% 2030                        2,681    2,60     2,700   2,644
CS First Boston Mortgage Securities Corp.,                   5,576    5,38     5,617   5,461
 Series 1998-C1, Class A-1A, 6.26% 2040
Security National Mortgage Loan Trust, Series                5,000    4,79     5,000   4,821
 1999-1, Class A-2, 8.353% 2030 (2)
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                       2,245    2,16     2,259   2,191
 Series 1998-C2, Class A-1, 5.80% 2006                       1,353    1,28     1,363   1,306
AMRESCO Commercial Mortgage Funding I Corp.,                 3,307    3,25     3,320   3,292
 Series 1997-C1, Class A-1, 6.73%  2029
J.P. Morgan Commercial Mortgage Finance Corp.,               3,000    2,97     3,000   2,991
 Series 1995-C1, Class A-2, 7.373% / 7.413% 2010 (3)
Nationsbanc Montgomery Funding Corp.,                        2,697    2,53     2,728   2,579
 Series 1998-5, Class A-1, 6.00% 2013
First Nationwide Trust, Series 1999-2, Class                 2,037    1,90     2,048   1,925
 IPP-A-1, 6.50% 2029
Freddie Mac Loan Receivables Trust, Series                   2,000    1,84     2,000   1,843
 1998-A, Class A-3, 6.69% 2020 (2)
LB Commerical Conduit Mortgage Trust, Series                 1,700    1,66     1,713   1,684
 1998-C1, Class A-1, 6.33% 2030
GMAC Commercial Mortgage Securities, Inc.,                   1,500    1,42     1,500   1,465
 Series 1997-C1, Class A-3, 6.869% 2007
DLJ Mortgage Acceptance Corp.,                               1,373    1,36     1,386   1,389
 Series 1996-CF1, Class A-1A, 7.28% 2028 (2)
DLJ Commercial Mortgage Corp.,                               1,250    1,15     1,250   1,171
 Series 1998-CF2, Class A-1B, 6.24% 2031
Norwest Asset Securities Corp., Series 1998-31,              1,143    1,08     1,150   1,095
 Class A-1, 6.25% 2014
Ryland Acceptance Corp., Series 88, Class E,                   708      70       708     712
 7.95% 2019

U.S. Treasury Obligations - 16.50% / 17.83%
8.875% 2017                                                 19,790   23,91    19,790  24,370
10.375% 2009                                                16,000   18,40    17,500  20,379
5.75% 2003                                                   7,160    7,01     7,560   7,468
10.75% 2003                                                  6,500    7,34     6,500   7,408
6.625% 2001                                                  3,000    3,01     4,500   4,542
7.875% 2021                                                  3,500    3,91     3,500   4,004
7.125% 2023                                                  3,425    3,56     3,425   3,652
7.25% 2004                                                     -       -       3,500   3,644
6.125% 2007                                                  3,650    3,55     3,650   3,612
12.00%  2013                                                 2,000    2,67     2,000   2,717
8.75% 2017                                                   1,400    1,67     1,400   1,704
11.625% 2002                                                 1,000    1,13     1,000   1,145
5.875% 2002                                                    125      12       125     124
Strip Principal, 0% 2027                                     5,780      97     2,880     499

Asset-Backed Obligations (1) - 14.82% / 14.92%
Green Tree Finacial Corp.:
 Series 1995-9, Class A-5, 6.80% 2027                        5,000    4,97     5,000   4,983
 Series 1996-7, Class A-6, 7.65% 2027                        3,000    2,99     3,000   3,021
 Series 1997-6, Class A-7, 7.14% 2029                        2,500    2,46     2,500   2,483
 Series 1997-6, Class A-6, 6.90% 2029                        2,500    2,47     2,500   2,481
 Series 1996-10, Class A-5, 6.83% 2028                       2,500    2,45     2,500   2,448
 Series 1999-2, Class A-2, 5.84% 2030                        2,500    2,43     2,500   2,445
 Series 1995-3, Class A-5, 7.30% 2025                        2,050    2,05     2,050   2,056
NPF:2
 XII, Inc., Series 1999-2, Class A, 7.05% 2003              11,875   11,67    11,875  11,706
 VI, Inc., Series 1999-1, Class A, 6.25% 2003                1,000      97     1,000     978
PP&L Transistion Bond Co. LLC, Series 1999-1,                8,750    8,71    10,250  10,345
 Class A-8, 7.15% 2008
EQCC Home Equity Loan Trust, Series 1999-2,                  5,000    4,87     5,000   4,886
 Class A-3F, 6.347% 2022
Puerto Rico Public Financing Corp., Series                   4,774    4,63     4,774   4,654
 1999-1, Class A, AMBAC Insured, 6.15% 2008
Chase Credit Card Master Trust, Series 1997-5,               4,000    3,90     4,000   3,931
 Class A, 6.194% 2005
Green Tree Recreational, Equipment & Consumer                3,000    2,95     3,000   2,964
 Trust, Series 1999-A, Class A-6, 6.84% 2029
Triad Auto Receivables Owner Trust, Series 1999-1,           3,000    2,93     3,000   2,942
 Class A-2, FSA Insured, 6.09% 2005
ComEd Transitional Funding Trust:
 Series 1998-1, Class A-5, 5.44% 2005                        1,600    1,50     1,600   1,518
 Series 1998-1, Class A-7, 5.74% 2008                        1,500    1,35     1,500   1,374
Standard Credit Card Master Trust I,                         2,500    2,55     2,500   2,565
 Series 1994-4, Class A, 8.25% 2003
PECO Energy Transition Trust, Series 1999-1                  2,000    1,84     2,000   1,871
 Class A-7, 6.13% 2009
Citibank Credit Card Master Trust I, Series 1998-9,          1,800    1,68     1,800   1,704
 Class A, 5.30% 2006

Federal Agency Obligations - Other - 7.08% / 5.67%
Fannie Mae:
 6.00% 2008                                                  9,850    9,22     9,850   9,367
 5.25% 2009                                                  3,000    2,64     3,000   2,689
Freddie Mac:
 5.125% 2008                                                 7,500    6,57     7,500   6,677
 5.75% 2008                                                  3,500    3,22     3,500   3,274
 6.25% 2004                                                  3,500    3,42        -       -
Tennessee Valley Authority, Series G, 5.375% 2008            3,250    2,88     3,250   2,937
Federal Home Loan Banks:
 5.125% 2003                                                 4,700    4,44     1,500   1,429
 5.625% 2001                                                   750      74       750     745

Collateralized Mortgage Obligations (Federal
 Agencies) (1) - 3.47% / 3.44%
Freddie Mac:
 Series 1567, Class A, 5.333% /                              6,463    6,28     6,513   6,338
 5.373% 2023 (3)
 Series 1716, Class A, 6.50% 2009                            2,250    2,15     2,250   2,192
 Series 1507, Class JZ, 7.00% 2023                             633      57       630     583
 Series 2030, Class F, 6.96% / 5.90% 2028 (3)                  245      24       248     250
 Series 83-B, Class B-3, 12.50% 2013                           200      21       200     218
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                        5,864    4,88     5,831   4,942
 Series 1997-28, Class C, 7.00% 2027                         1,000      95     1,000     962
 Series 1998-M6, Class A-2, 6.32% 2008                       1,000      92     1,000     944

Developmental Authorities - 2.38% / 2.38%
Inter-American Development Bank  8.875% 2009                10,000   11,17    10,000  11,374

Foreign Governmental Authorities -  0.22% / 0.21%
KfW International Finance Inc. 7.625% 2004                   1,000    1,01     1,000   1,025
                                                                  ----------        ----------
TOTAL BONDS & NOTES (cost: $468,371,000                             452,731          466,251
 and $477,919,000, respectively)
                                                                  ----------        ----------


Short Term Securities
Corporate Short-Term Notes -  2.62% / 0.88%
--------------------------------------------
Associates Corp. of North America  5.71% due 12/1/1999         -       -       4,200   4,199
Associates First Capital Corp. 4.00% due 1/3/2000            6,400    6,39        -       -
Ford Motor Credit Co. 6.02% due 1/4/2000                     5,900    5,89        -       -
                                                                  ----------        ----------
TOTAL SHORT-TERM SECURITIES (cost:                                   12,294            4,199
 $12,294,000 and $4,199,000 respectively)
                                                                  ----------        ----------
TOTAL INVESTMENT SECURITIES (cost:                                  465,02           470,450
 $480,665,000 and $ 482,118,000 respectivley)
Net cash, receivables and payables                                    3,529            7,729
                                                                  ----------        ----------
NET ASSETS                                                        $468,554          $478,179
                                                                  ----------        ----------
                                                                  ----------        ----------


(1)Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2)Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.
(3)Coupon rate may change periodically.

See Notes to Financial Statements


American Variable Insurance Series Cash Management Fund
Investment Portfolio, December 31 and November 30, 1999
                                                     December December November November
                                                            3         3      30        30
                                                     Principa  Market  Principa   Market
                                                     Amount     Value   Amount     Value
Short-Term Securities                                 (000)     (000)    (000)     (000)
--------------------------------------------         -------- -------- -------- --------
Corporate Short-Term Notes - 72.99%/72.53%

Motiva Enterprises LLC 5.85% due 1/19/2000               9,80 $  9,770    9,800 $  9,720
AT&T Corp. 5.25% due 12/17/1999                                           9,500      9,476
Merck & Co., Inc. 5.72% due 1/31/2000                    9,20      9,15   9,200      9,108
Bell Atlantic Network Funding Corp. 5.27%-5.92%          9,00      8,96   9,000      8,992
 due 12/6/1999-1/25/2000
Duke Energy Corp. 5.28% due 12/7/1999                                     9,000      8,991
Exxon Asset Management Co. 5.81% due 1/5/2000 (1)        9,00      8,99   9,000      8,948
Motorola, Inc. 5.81% due 1/18/2000                       9,00      8,97   9,000      8,929
Vermont American Corp. 5.83% due 1/18/2000 (1)           9,00      8,97   9,000      8,929
International Lease Finance Corp. 5.76% due 2/1/2000     9,00      8,95   9,000      8,908
Park Avenue Receivables Corp. 5.97% due 1/10/2000 (1     8,86      8,84   8,861      8,801
CIT Group Holdings, Inc. 5.29%-5.88% due                 8,70      8,66   8,700      8,696
 12/3/1999-1/28/2000
SBC Communications Inc. 5.82% due 1/18/2000 (1)          8,70      8,67   8,700      8,631
Alcoa Inc. 5.30% due 12/1/1999                                            8,500      8,499
Coca-Cola Co. 5.77% due 1/13/2000                        8,50      8,48   8,500      8,440
Albertson's, Inc. 5.85% due 1/18/2000 (1)                8,50      8,47   8,500      8,432
A.I. Credit Corp. 5.81%-5.82% due 1/20/2000              8,50      8,47   8,500      8,430
Hershey Foods Corp. 5.28% due 12/9/1999                                   8,300      8,289
Ford Motor Credit Co. 5.32% due 12/8/1999                                 8,200      8,190
E.I. du Pont de Nemours and Co. 5.29% due 12/3/1999                       8,100      8,096
National Rural Utilities Cooperative Finance Corp.                        8,000      7,985
!5.30% due 12/13/1999
Halliburton Co. 5.27% due 12/22/1999                                      8,000      7,974
Procter & Gamble Co. 5.82% due 1/10/2000                 8,00      7,98   8,000      7,947
Chevron USA Inc. 5.80% due 1/11/2000                     8,00      7,98   8,000      7,946
American General Finance Corp. 5.84% due 1/18/2000       8,00      7,97   8,000      7,936
Household Finance Corp. 5.28%-5.94% due                  6,80      6,76   7,500      7,493
 12/6/1999-2/2/2000
Kimberly-Clark Corp. 5.81% due 1/24/2000 (1)             7,50      7,47   7,500      7,433
Harvard University 5.30% due 12/7/1999                                    7,200      7,193
IBM Credit Corp. 5.30% due 12/10/1999                                     7,000      6,990
H.J. Heinz Co. 5.27%-5.83% due 12/3/1999-1/25/2000       9,00      8,96   6,000      5,997
Monsanto Co. 5.93% due 1/7/2000 (1)                      6,00      5,99   6,000      5,963
Corporate Asset Funding Co. Inc. 5.40% due                                5,000      4,990
 12/14/1999 (1)
Wal-Mart Stores, Inc. 5.47% due 12/21/1999 (1)                            4,600      4,585
Pfizer Inc 5.87% due 2/9/2000 (1)                       10,00      9,935
Associates First Capital Corp. 4.00% due 1/3/2000        9,57      9,567
John Hancock Capital Corp. 5.90% due 1/4/2000 (1)        9,00      8,994
BellSouth Capital Funding Corp. 5.87% due 2/4/2000 (     9,00      8,949
Schering Corp. 6.00% due 2/8/2000                        9,00      8,941
Anheuser-Busch Companies, Inc. 5.68% due 2/3/2000        8,50      8,453
Gillette Co. 5.85% due 1/14/2000 (1)                     8,50      8,481
Baltimore Gas and Electric Co. 5.88% due 1/14/2000       8,19      8,181
Minnesota Mining and Manufacturing Co. 5.80%             8,20      8,172
 due 1/21/2000
American Express Credit Corp. 5.94% due 1/27/2000        7,80      7,765
Fortune Brands Inc. 6.25% due 1/26/2000                  5,80      5,774
Avon Capital Corp. 6.70% due 1/6/2000 (1)                4,60      4,595


Federal Agency Discount Notes - 27.23%/27.71%

Fannie Mae 5.21%-5.66% due 12/2/1999-2/9/2000           21,00     20,89  44,900     44,804
Freddie Mac 5.19%-5.82% due 12/1/1999-2/24/2000         40,30     40,05  39,945     39,865
International Bank for Reconstruction and Developmen    27,94     27,87  10,300     10,220
!5.48%-5.80% due 1/12-1/21/2000
Federal Home Loan Banks 5.36%-5.82% due                 10,59     10,54   3,300      3,295
 12/10/1999-2/18/2000

                                                              ----------        ----------
TOTAL INVESTMENT SECURITIES (cost:                               365,700           355,121
 $365,701,000 and $355,124,000 respectively)
Net cash, receivables and payables                                  (801)             (865)
                                                              ----------        ----------
NET ASSETS                                                       364,899           354,256
                                                              ==========       ==========

(1) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements


American Variable Insurance Series
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
at December 31, 1999 and November 30, 1999
(dollars in thousands, except per-share
 data)
                                                                       Global Small
                                                 Global              Capitalization
                                            Growth Fund                        Fund
                                             ----------  ----------      ----------  ----------
                                           December 31, November 30,   December 31, November 30,
                                                    1999        1999            1999        1999
----------------------------------          ----------- -----------     ----------- -----------
ASSETS:
Investment securities at market                $725,056    $602,020        $288,428    $240,162
Cash                                                101          29               3          42
Receivables for-
 Sales of investments                                             40                        1,73
 Sales of fund's shares                           1,076         305             538         438
 Open forward currency
  contracts - net                                                                            -
 Dividends and interest                             272       1,305              70         200
                                            ----------   ----------     ----------   ----------
                                                  726,50    604,061            289,0    242,576
LIABILITIES:                                ----------   ----------     ----------   ----------
Payables for-
 Purchases of investments                                    16,081                       4,067
 Repurchases of fund's shares                                      6
 Management services                                376         314             177         145
 Distribution fees - Class 2                           7           6                           1
 Other expenses                                      27          28              11           9
                                            ----------   ----------     ----------   ----------
                                                      47     16,544                2      4,238
NET ASSETS AT                                ----------  ----------      ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                                    726,02   $587,517            288,8   $238,338
                                            =========== ===========     =========== ===========
Investment securities at cost                  $460,362    $440,187            210,0   $182,722
                                            =========== ===========     =========== ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                   $327,137    $271,914        $178,020    $150,240
 Shares of beneficial interest
  outstanding                                15,274,162  14,316,682      10,248,227   8,756,127
 Net asset value per share                       $21.42      $18.99          $17.37      $17.16

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                     $398,890    $315,603        $110,782     $88,098
 Shares of beneficial interest
  outstanding                                18,635,121  16,625,731       6,381,225   5,139,964
 Net asset value per share                       $21.41      $18.98          $17.36      $17.14




                                            Growth Fund             International Fund
                                             ----------  ----------      ----------  ----------
                                           December 31, November 30,   December 31, November 30,
                                                    1999        1999            1999        1999
----------------------------------          ----------- -----------     ----------- -----------
ASSETS:
Investment securities at market              $9,374,786  $8,262,639      $4,502,726  $3,831,636
Cash                                                142         324              -          982
Receivables for-
 Sales of investments                                -          4,63             -          6,32
 Sales of fund's shares                           4,057       1,891           2,060         469
 Open forward currency
  contracts - net                                    -                           -           -
 Dividends and interest                           1,473       1,995           3,426       3,495
                                            ----------   ----------     ----------   ----------
                                                9,380,45  8,271,482          4,508,2  3,842,908
LIABILITIES:                                ----------   ----------     ----------   ----------
Payables for-
 Purchases of investments                            -       56,900              -        2,931
 Repurchases of fund's shares                       4,47        4,63             1,9          58
 Management services                              2,723       2,506           1,874       1,622
 Distribution fees - Class 2                          21          18                           5
 Other expenses                                     270         276             379         431
                                            ----------   ----------     ----------   ----------
                                                    7,68     64,502              4,2      5,628
NET ASSETS AT                                ----------  ----------      ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                                  9,372,77 $8,206,980          4,503,9 $3,837,280
                                            =========== ===========     =========== ===========
Investment securities at cost                   5,026,39 $5,033,490          2,292,1 $2,244,736
                                            =========== ===========     =========== ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                 $8,224,215  $7,270,253      $4,112,613  $3,526,134
 Shares of beneficial interest
  outstanding                               116,457,977 100,808,884     153,817,355 140,588,653
 Net asset value per share                       $70.62      $72.12          $26.74      $25.08

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                   $1,148,559    $936,727        $391,322    $311,146
 Shares of beneficial interest
  outstanding                                16,275,900  13,003,113      14,638,924  12,412,402
 Net asset value per share                       $70.57      $72.04          $26.73      $25.07

                                         New World Fund             Growth-Income Fund
                                             ----------  ----------      ----------  ----------
                                           December 31, November 30,   December 31, November 30,
                                                    1999        1999            1999        1999
----------------------------------          ----------- -----------     ----------- -----------
ASSETS:
Investment securities at market                 $82,823     $66,926      $7,828,805  $7,656,736
Cash                                                 88         227             169         317
Receivables for-
 Sales of investments                                                            -         23,16
 Sales of fund's shares                             379         133           2,367       1,115
 Open forward currency
  contracts - net                                                -                           -
 Dividends and interest                             191         194           8,708      10,558
                                            ----------   ----------     ----------   ----------
                                                   83,48     67,480          7,840,0  7,691,895
LIABILITIES:                                ----------   ----------     ----------   ----------
Payables for-
 Purchases of investments                                     2,344              -       38,495
 Repurchases of fund's shares                                                    2,5        4,62
 Management services                                 54          42           2,192       2,149
 Distribution fees - Class 2                                                       2          22
 Other expenses                                       5           3             277         266
                                            ----------   ----------     ----------   ----------
                                                       6      2,397              5,2     45,756
NET ASSETS AT                                ----------  ----------      ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                                  $83,415     $65,083          7,834,8 $7,646,139
                                            =========== ===========     =========== ===========
Investment securities at cost                    71,653     $63,481          6,715,4 $6,660,331
                                           ===========  ===========    ===========  ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                    $45,229     $36,771      $6,631,972  $6,537,371
 Shares of beneficial interest
  outstanding                                 3,843,422   3,482,087     200,490,319 168,938,996
 Net asset value per share                       $11.77      $10.56          $33.08      $38.70

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                      $38,186     $28,312      $1,202,832  $1,108,768
 Shares of beneficial interest
  outstanding                                 3,245,506   2,682,522      36,371,662  28,670,703
 Net asset value per share                       $11.77      $10.55          $33.07      $38.67

                                                  Asset
                                         Allocation Fund                  Bond Fund
                                             ----------  ----------      ----------  ----------
                                           December 31, November 30,   December 31, November 30,
                                                    1999        1999            1999        1999
----------------------------------          ----------- -----------     ----------- -----------
ASSETS:
Investment securities at market              $1,720,072  $1,714,981        $250,686    $248,950
Cash                                                175       1,563
Receivables for-
 Sales of investments                                 13          52                          68
 Sales of fund's shares                             664         112             286         127
 Open forward currency
  contracts - net                                    -           -                           -
 Dividends and interest                           8,538       8,606           3,681       3,986
                                            ----------   ----------     ----------   ----------
                                              1,729,579   1,725,790            254,6    253,744
LIABILITIES:                                ----------   ----------     ----------   ----------
Payables for-
 Purchases of investments                                     9,407
 Repurchases of fund's shares                         70        1,07               2          27
 Management services                                623         608             111         106
 Distribution fees - Class 2                           7           6                           1
 Other expenses                                      62         127              48          33
                                            ----------   ----------     ----------   ----------
                                                  1,459      11,277                4        427
NET ASSETS AT                                ----------  ----------      ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                               $1,728,120  $1,714,513            254,2   $253,317
                                            =========== ===========     =========== ===========
Investment securities at cost                $1,463,070  $1,479,346            262,7   $261,075
                                            =========== ===========     =========== ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                 $1,387,375  $1,393,837        $169,037    $173,264
 Shares of beneficial interest
  outstanding                                92,077,466  86,931,205      17,349,968  17,577,655
 Net asset value per share                       $15.07      $16.03           $9.74       $9.86

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                     $340,745    $320,676         $85,197     $80,053
 Shares of beneficial interest
  outstanding                                22,619,588  20,012,529       8,746,371   8,126,181
 Net asset value per share                       $15.06      $16.02           $9.74       $9.85

                                                                    U.S. Government/
                                             High-Yield                   AAA-Rated
                                              Bond Fund             Securities Fund
                                             ----------  ----------      ----------  ----------
                                           December 31, November 30,   December 31, November 30,
                                                    1999        1999            1999        1999
----------------------------------          ----------- -----------     ----------- -----------
ASSETS:
Investment securities at market                $675,173    $672,885        $465,025    $470,450
Cash                                                141                         110         281
Receivables for-
 Sales of investments                                 35        1,35                        5,07
 Sales of fund's shares                               46        112              11          53
 Open forward currency
  contracts - net                                     18          40             -           -
 Dividends and interest                           9,676      10,841           3,908       3,870
                                            ----------   ----------     ----------   ----------
                                                  685,99    685,597            469,1    479,725
LIABILITIES:                                ----------   ----------     ----------   ----------
Payables for-
 Purchases of investments                                                        -        1,047
 Repurchases of fund's shares                         32          85               3          26
 Management services                                291         281             204         202
 Distribution fees - Class 2                           2           1
 Other expenses                                      33         365              26          25
                                            ----------   ----------     ----------   ----------
                                                      66      1,520                5      1,546
NET ASSETS AT                                ----------  ----------      ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                                    685,32   $684,077        $468,554    $478,179
                                            =========== ===========     =========== ===========
Investment securities at cost                     729,24   $735,084        $480,665    $482,118
                                            =========== ===========     =========== ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                   $586,168    $588,997        $420,579    $431,383
 Shares of beneficial interest
  outstanding                                45,976,558  45,993,928      39,812,295  40,001,057
 Net asset value per share                       $12.75      $12.81          $10.56      $10.78

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                      $99,158     $95,080         $47,975     $46,796
 Shares of beneficial interest
  outstanding                                 7,779,063   7,429,225       4,542,189   4,341,910
 Net asset value per share                       $12.75      $12.80          $10.56      $10.78


                                                   Cash
                                         Management Fund
                                             ----------  ----------
                                           December 31, November 30,
                                                    1999        1999
----------------------------------          ----------- -----------
ASSETS:
Investment securities at market                $365,700    $355,121
Cash                                                 10         180
Receivables for-
 Sales of investments                                               -
 Sales of fund's shares                              11         141
 Open forward currency
  contracts - net                                                -
 Dividends and interest                                          -
                                            ----------   ----------
                                                365,721     355,442
LIABILITIES:                                ----------   ----------
Payables for-
 Purchases of investments                                     1,031
 Repurchases of fund's shares                         66            -
 Management services                                134         132
 Distribution fees - Class 2                           1           10
 Other expenses                                      13          13
                                            ----------   ----------
                                                    822       1,186
NET ASSETS AT                                ----------  ----------
 December 31, 1999 and November 30, 1999
 (Total $26,310,890 and $24,065,679,
 respectively)                                 $364,899    $354,256
                                            =========== ===========
Investment securities at cost                  $365,701    $355,124
                                            =========== ===========

Class 1 (unlimited shares authorized):
 Net assets (Total $22,399,176 and
  $20,686,307, respectively)                   $316,831    $306,143
 Shares of beneficial interest
  outstanding                                28,679,142  27,506,247
 Net asset value per share                       $11.05      $11.13

Class 2 (unlimited shares authorized):
 Net assets (Total $3,911,714 and
 $3,379,372, respectively)                      $48,068     $48,113
 Shares of beneficial interest
  outstanding                                 4,352,002   4,325,590
 Net asset value per share                       $11.04      $11.12

See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS

Statement of Operations
for the one month period
ended December 31, 1999 and
the year ended November 30, 1999
(dollars in thousands)
                                                                    Global Small
                                     Global Growth                Capitalization
                                              Fund                          Fund
                                  ---------------- --------------------------------------------------
                                      Period ended    Year ended    Period ended   Year ended
                                      December 31,  November 30,    December 31, November 30,
                                               1999          1999            1999         1999
----------------------------------     -----------   -----------     -----------  -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                    $556        $4,057             $60         $970
 Interest                                      267         2,668             129          816
                                        ----------    ----------      ----------   ----------
                                                  8        6,725             189        1,786
                                        ----------    ----------      ----------   ----------
Expenses:
 Management services fee                       376         2,672             176        1,054
 Distribution fees - Class 2                    75           484              21          105
 Reports to shareholders                                      13               -            5
 Registration statement and
  prospectus                                                   7               -            3
 Postage, stationery and
  supplies                                       2             3               1            1
 Trustees' fees                                  2             4               1            1
 Auditing and legal fees                         5             3               2            1
 Custodian fee                                  14            82               8           23
 Taxes other than federal
  income tax                                                   4                            1
 Other expenses                                                4                            4
                                        ----------    ----------      ----------   ----------
                                                  4        3,276             209        1,198
                                        ----------    ----------      ----------   ----------
 Net investment income (loss)                     3        3,449             (20)         588
                                        ----------    ----------      ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                            7,9       28,893             8,25      24,832
                                        ----------    ----------      ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments             102,879       136,393          20,900       61,148
Net change in unrealized appreciation
 (depreciation) on open forward                  -             -                            -
 currency contracts
                                        ----------    ----------      ----------   ----------
Net unrealized appreciation
 (depreciation)                               102,8      136,393          20,900       61,148
                                        ----------    ----------      ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                               110,8      165,286          29,152       85,980
                                        ----------    ----------      ----------   ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    111,2     $168,735         $29,132      $86,568
                                         =========     =========       =========    =========



                                                                   International
                                       Growth Fund                          Fund
                                  ---------------- --------------------------------------------------
                                      Period ended    Year ended    Period ended   Year ended
                                      December 31,  November 30,    December 31, November 30,
                                               1999          1999            1999         1999
----------------------------------     -----------   -----------     -----------  -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                  $1,512       $19,665          $2,172      $45,571
 Interest                                    2,228        20,676           1,270        9,417
                                        ----------    ----------      ----------   ----------
                                             3,740        40,341             3,44      54,988
                                        ----------    ----------      ----------   ----------
Expenses:
 Management services fee                     2,723        26,451           1,874       17,107
 Distribution fees - Class 2                   218         1,417              74          470
 Reports to shareholders                        11           241               5          107
 Registration statement and
  prospectus                                                  89              -            38
 Postage, stationery and
  supplies                                      29            70              14           31
 Trustees' fees                                 34            69              16           32
 Auditing and legal fees                        63            67              29           35
 Custodian fee                                  40           269             138        1,415
 Taxes other than federal
  income tax                                                  86               -           64
 Other expenses                                  9            48               4           54
                                        ----------    ----------      ----------   ----------
                                             3,127        28,807             2,15      19,353
                                        ----------    ----------      ----------   ----------
 Net investment income (loss)                  613        11,534             1,28      35,635
                                        ----------    ----------      ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                        65,111     1,261,163          70,792      419,919
                                        ----------    ----------      ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments           1,119,232     1,604,675         623,662      971,987
Net change in unrealized appreciation
 (depreciation) on open forward                  -             -                            -
 currency contracts
                                        ----------    ----------      ----------   ----------
Net unrealized appreciation
 (depreciation)                          1,119,232     1,604,675           623,66     971,987
                                        ----------    ----------      ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                          1,184,343     2,865,838           694,45   1,391,906
                                        ----------    ----------      ----------   ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $1,184,956    $2,877,372           695,74  $1,427,541
                                         =========     =========       =========    =========




                                                                   Growth-Income
                                    New World Fund                          Fund
                                  ---------------- --------------------------------------------------
                                      Period ended  Period ended    Period ended   Year ended
                                      December 31,  November 30,    December 31, November 30,
                                               1999        1999*             1999         1999
----------------------------------     -----------   -----------     -----------  -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                $     46     $     134         $11,556     $113,635
 Interest                                      148           419           4,955       48,424
                                        ----------    ----------      ----------   ----------
                                                  1          553            16,51     162,059
                                        ----------    ----------      ----------   ----------
Expenses:
 Management services fee                        54           154           2,192       26,220
 Distribution fees - Class 2                     7            17             241        2,063
 Reports to shareholders                                       1              11          266
 Registration statement and
  prospectus                                                   2              -            92
 Postage, stationery and
  supplies                                                                    27           84
 Trustees' fees                                                               31           82
 Auditing and legal fees                                                      58           85
 Custodian fee                                                 7              12          143
 Taxes other than federal
  income tax                                                                   -           91
 Other expenses                                                               10           53
                                        ----------    ----------      ----------   ----------
                                                             181             2,58      29,179
                                        ----------    ----------      ----------   ----------
 Net investment income (loss)                     1          372            13,92     132,880
                                        ----------    ----------      ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                              2            9         112,696    1,254,871
                                        ----------    ----------      ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments               7,725         3,445         116,969     (469,846)
Net change in unrealized appreciation
 (depreciation) on open forward                  -             -               -            -
 currency contracts
                                        ----------    ----------      ----------   ----------
Net unrealized appreciation
 (depreciation)                                 7,7        3,445           116,96    (469,846)
                                        ----------    ----------      ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                 7,9        3,454           229,66     785,025
                                        ----------    ----------      ----------   ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $8,125        $3,826           243,59    $917,905
                                         =========     =========       =========    =========



                                             Asset
                                   Allocation Fund                     Bond Fund
                                  ---------------- --------------------------------------------------
                                      Period ended    Year ended    Period ended   Year ended
                                      December 31,  November 30,    December 31, November 30,
                                               1999          1999            1999         1999
----------------------------------     -----------   -----------     -----------  -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                  $1,965       $19,852             $37         $316
 Interest                                    4,074        48,017           1,718       18,173
                                        ----------    ----------      ----------   ----------
                                                6,0       67,869             1,75      18,489
                                        ----------    ----------      ----------   ----------
Expenses:
 Management services fee                       623         7,418             111        1,228
 Distribution fees - Class 2                    70           608              18          149
 Reports to shareholders                         2            60                            8
 Registration statement and
  prospectus                                                  23                              3
 Postage, stationery and
  supplies                                       6            19               1            3
 Trustees' fees                                  7            19               1            2
 Auditing and legal fees                        13            19               2            3
 Custodian fee                                   3            40               1           12
 Taxes other than federal
  income tax                                                  20                            3
 Other expenses                                  2            14                            2
                                        ----------    ----------      ----------   ----------
                                                  7        8,240               13       1,413
                                        ----------    ----------      ----------   ----------
 Net investment income (loss)                   5,3       59,629             1,62      17,076
                                        ----------    ----------      ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                        (2,150)      108,464            (155)      (1,349)
                                        ----------    ----------      ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments              21,367       (42,237)             50      (10,317)
Net change in unrealized appreciation
 (depreciation) on open forward                  -             -                          (19)
 currency contracts
                                        ----------    ----------      ----------   ----------
Net unrealized appreciation
 (depreciation)                                21,3      (42,237)               5     (10,336)
                                        ----------    ----------      ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                19,2       66,227              (10     (11,685)
                                        ----------    ----------      ----------   ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     24,5     $125,856             1,51      $5,391
                                         =========     =========       =========    =========



                                                                 U.S. Government/
                                        High-Yield                     AAA-Rated
                                         Bond Fund                Securites Fund
                                  -------------------------------------------------------------------
                                      Period ended    Year ended    Period ended   Year ended
                                      December 31,  November 30,    December 31, November 30,
                                               1999          1999            1999         1999
----------------------------------     -----------   -----------     -----------  -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                     $67          $836              -            -
 Interest                                    5,645        70,024          $2,700      $34,874
                                        ----------    ----------      ----------   ----------
                                                5,7       70,860             2,70      34,874
                                        ----------    ----------      ----------   ----------
Expenses:
 Management services fee                       291         3,651             204        2,681
 Distribution fees - Class 2                    21           203              10           97
 Reports to shareholders                         1            25              -            19
 Registration statement and
  prospectus                                                    1             -               7
 Postage, stationery and
  supplies                                       2             9               2            6
 Trustees' fees                                  3             8               2            6
 Auditing and legal fees                         5             9               4            6
 Custodian fee                                   2            22               1           13
 Taxes other than federal
  income tax                                                   8              -             6
 Other expenses                                  1             7               1            5
                                        ----------    ----------      ----------   ----------
                                                  3        3,952               22       2,846
                                        ----------    ----------      ----------   ----------
 Net investment income (loss)                   5,3       66,908             2,47      32,028
                                        ----------    ----------      ----------   ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                          (922)      (13,757)           (450)      (3,881)
                                        ----------    ----------      ----------   ----------
Net change in unrealized appreciation
 (depreciation) on investments               8,138       (22,789)         (3,972)     (27,213)
Net change in unrealized appreciation
 (depreciation) on open forward               (167)          340               -            -
 currency contracts
                                        ----------    ----------      ----------   ----------
Net unrealized appreciation
 (depreciation)                                 7,9      (22,449)           (3,97     (27,213)
                                        ----------    ----------      ----------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                 7,0      (36,206)           (4,42     (31,094)
                                        ----------    ----------      ----------   ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     12,4      $30,702         ($1,946)        $934
                                         =========     =========       =========    =========



                                   Cash Management
                                              Fund
                                  ---------------- ----------------
                                      Period ended    Year ended
                                      December 31,  November 30,
                                               1999          1999
----------------------------------     -----------   -----------
INVESTMENT INCOME (LOSS:)
Income:
 Dividends                                                    -
 Interest                                   $1,761       $16,519
                                        ----------    ----------
                                                1,7       16,519
                                        ----------    ----------
Expenses:
 Management services fee                       134         1,441
 Distribution fees - Class 2                    10            97
 Reports to shareholders                         1            12
 Registration statement and
  prospectus                                                     4
 Postage, stationery and
  supplies                                       1             3
 Trustees' fees                                  1             4
 Auditing and legal fees                         3             3
 Custodian fee                                   1             7
 Taxes other than federal
  income tax                                                   3
 Other expenses                                                3
                                        ----------    ----------
                                                  1        1,577
                                        ----------    ----------
 Net investment income (loss)                   1,6       14,942
                                        ----------    ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                             0
                                        ----------    ----------
Net change in unrealized appreciation
 (depreciation) on investments                   2              (3)
Net change in unrealized appreciation
 (depreciation) on open forward                                -
 currency contracts
                                        ----------    ----------
Net unrealized appreciation
 (depreciation)                                               (3)
                                        ----------    ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                               (3)
                                        ----------    ----------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $1,612       $14,939
                                         =========     =========


*For the period June 17, 1999,
commencement of operations,
through November 30, 1999.

See Notes to Financial Statements








American Variable Insurance Series
FINANCIAL STATEMENTS
Statement of Changes in Net Assets                        Global
(dollars in thousands)                               Growth Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                                $349       $3,449        $1,980
Net realized gain (loss) on investments                    7,977       28,893         9,087
Net unrealized appreciation (depreciation)
 on investments                                          102,879      136,393        26,951
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                              111,205      168,735        38,018
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (1,567)      (1,453)       (1,226)
 Class 2                                                     (1,7          (98           (766)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                 (3,2        (2,43         (1,992)
Distributions from net realized gain on
 investments                                             (28,845)      (8,908)         (277)
                                                     -----------  -----------   -----------
Total dividends and distributions                        (32,114)     (11,344)       (2,269)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                5,394       67,540        45,339
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         14,698        6,056         1,395
  Cost of shares repurchased                              (1,060)     (10,585)      (15,055)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          19,032       63,011        31,679
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               23,049      108,096        61,131
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         17,416        5,288           874
  Cost of shares repurchased                                 (78)      (1,571)         (893)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                  40,387      111,813        61,112
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                            59,419      174,824        92,791
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  138,510      332,215       128,540

NET ASSETS:
Beginning of period                                      587,517      255,302       126,762
                                                     -----------  -----------   -----------
End of period                                           $726,027     $587,517      $255,302
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                ($1,752)      $1,343          $296
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            267,792    4,441,849     3,748,614
  Shares issued on reinvestment of dividends
   and distributions                                     741,190      444,162       118,716
  Shares repurchased                                     (51,502)    (681,311)   (1,315,104)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding         957,480    4,204,700     2,552,226
                                                    ============ ============  ============
 Class 2:
  Shares sold                                          1,134,476    6,844,522     5,120,157
  Shares issued on reinvestment of dividends
   and distributions                                     878,682      390,215        73,850
  Shares repurchased                                      (3,768)    (105,965)      (78,598)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  2,009,390    7,128,772     5,115,409
                                                    ============ ============  ============



                                                   Global Small
                                                  Capitalization
                                                            Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended  Period ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999      1998 (2)
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                                ($20)        $588          $409
Net realized gain (loss) on investments                    8,252       24,832           925
Net unrealized appreciation (depreciation)
 on investments                                           20,900       61,148        (3,708)
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                               29,132       86,568        (2,374)
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                    (109)        (520)         (194)
 Class 2                                                                   (16            (36)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                   (1          (68           (230)
Distributions from net realized gain on
 investments                                             (24,812)      (1,115)              -
                                                     -----------  -----------   -----------
Total dividends and distributions                        (24,921)      (1,802)         (230)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               11,812       63,699        50,353
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         15,545        1,362           194
  Cost of shares repurchased                              (2,213)     (27,291)       (2,874)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          25,144       37,770        47,673
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               11,885       43,737        17,199
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          9,376          440            36
  Cost of shares repurchased                                (152)        (617)          (62)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                  21,109       43,560        17,173
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                            46,253       81,330        64,846
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   50,464      166,096        62,242

NET ASSETS:
Beginning of period                                      238,338       72,242        10,000
                                                     -----------  -----------   -----------
End of period                                           $288,802     $238,338       $72,242
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                   ($35)         $92          $182
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            678,864    4,749,605     5,351,886
  Shares issued on reinvestment of dividends
   and distributions                                     940,440      129,600        23,072
  Shares repurchased                                    (127,204)  (2,142,344)     (355,692)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding       1,492,100    2,736,861     5,019,266
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            682,640    3,234,870     1,915,704
  Shares issued on reinvestment of dividends
   and distributions                                     567,537       41,588         4,349
  Shares repurchased                                      (8,916)     (48,695)       (7,852)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  1,241,261    3,227,763     1,912,201
                                                    ============ ============  ============



                                                     Growth Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                                $613      $11,534       $19,359
Net realized gain (loss) on investments                   65,111    1,261,163       847,243
Net unrealized appreciation (depreciation)
 on investments                                        1,119,232    1,604,675       296,599
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                            1,184,956    2,877,372     1,163,201
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (4,509)     (14,657)      (16,761)
 Class 2                                                                   (24           (125)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                 (4,5       (14,90        (16,886)
Distributions from net realized gain on
 investments                                          (1,263,287)    (825,168)     (580,855)
                                                     -----------  -----------   -----------
Total dividends and distributions                     (1,267,796)    (840,071)     (597,741)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                2,748       96,088       109,347
  Proceeds from shares issued on reinvestment
   of dividends and distributions                      1,116,782      792,389       586,639
  Cost of shares repurchased                             (93,709)    (792,339)     (589,670)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti       1,025,821       96,138       106,316
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               72,052      403,546       195,304
  Proceeds from shares issued on reinvestment
   of dividends and distributions                        151,014       47,682        11,102
  Cost of shares repurchased                                (253)        (795)         (457)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                 222,813      450,433       205,949
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                         1,248,634      546,571       312,265
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,165,794    2,583,872       877,725

NET ASSETS:
Beginning of period                                    8,206,980    5,623,108     4,745,383
                                                     -----------  -----------   -----------
End of period                                         $9,372,774   $8,206,980    $5,623,108
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                   ($67)      $4,340        $7,091
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             38,157    1,565,510     2,196,906
  Shares issued on reinvestment of dividends
   and distributions                                  16,915,817   15,490,288    13,311,288
  Shares repurchased                                  (1,304,881) (12,994,043)  (11,951,567)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding      15,649,093    4,061,755     3,556,627
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            987,527    6,424,935     3,926,116
  Shares issued on reinvestment of dividends
   and distributions                                   2,288,785      933,831       252,355
  Shares repurchased                                      (3,525)     (13,499)      (10,179)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  3,272,787    7,345,267     4,168,292
                                                    ============ ============  ============


                                                   International
                                                            Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                              $1,288      $35,635       $37,231
Net realized gain (loss) on investments                   70,792      419,919        47,635
Net unrealized appreciation (depreciation)
 on investments                                          623,662      971,987       335,472
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                              695,742    1,427,541       420,338
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (13,966)     (43,883)      (45,333)
 Class 2                                                  (1,113)      (2,507)       (1,201)
                                                     -----------  -----------   -----------
  Total dividends from net investment income             (15,079)     (46,390)      (46,534)
Distributions from net realized gain on
 investments                                            (394,473)     (50,248)     (272,318)
                                                     -----------  -----------   -----------
Total dividends and distributions                       (409,552)     (96,638)     (318,852)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                3,903       34,895        41,886
  Proceeds from shares issued on reinvestment
   of dividends and distributions                        374,983       91,716       312,120
  Cost of shares repurchased                             (54,835)    (435,475)     (471,251)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti         324,051     (308,864)     (117,245)
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               25,293       93,651        68,884
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         34,569        4,922         6,732
  Cost of shares repurchased                              (3,448)      (2,045)       (1,263)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                  56,414       96,528        74,353
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                           380,465     (212,336)      (42,892)
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  666,655    1,118,567        58,594

NET ASSETS:
Beginning of period                                    3,837,280    2,718,713     2,660,119
                                                     -----------  -----------   -----------
End of period                                         $4,503,935   $3,837,280    $2,718,713
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                   $680      $15,014         ($375)
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            149,417    1,765,824     2,567,211
  Shares issued on reinvestment of dividends
   and distributions                                  15,169,223    5,064,143    21,440,773
  Shares repurchased                                  (2,089,938) (22,707,024)  (30,137,030)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding      13,228,702  (15,877,057)   (6,129,046)
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            962,154    4,634,989     4,258,892
  Shares issued on reinvestment of dividends
   and distributions                                   1,398,428      269,559       460,573
  Shares repurchased                                    (134,060)    (104,840)      (83,746)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  2,226,522    4,799,708     4,635,719
                                                    ============ ============  ============



                                                  New World Fund
                                                -------------------------------------
                                                    Period ended Period ended
                                                    December 31, November 30,
                                                        1999 (1)     1999 (3)
----------------------------------                   -----------  -----------
OPERATIONS:
Net investment income (loss)                                $128         $372
Net realized gain (loss) on investments                      272            9
Net unrealized appreciation (depreciation)
 on investments                                            7,725        3,445
                                                     -----------  -----------
 Net increase (decrease) in net assets
  resulting from operations                                8,125        3,826
                                                     -----------  -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                    (150)         (67)
 Class 2                                                       (1           (34)
                                                     -----------  -----------
  Total dividends from net investment income                   (2          (101)
Distributions from net realized gain on
 investments                                                 (34)             -
                                                     -----------  -----------
Total dividends and distributions                           (292)        (101)
                                                     -----------  -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                4,008       25,029
  Proceeds from shares issued on reinvestment
   of dividends and distributions                            169           67
  Cost of shares repurchased                                 (76)        (440)
                                                     -----------  -----------
  Net increase (decrease) from Class 1 transacti           4,101       24,656
                                                     -----------  -----------
 Class 2:
  Proceeds from shares sold                                6,314       26,970
  Proceeds from shares issued on reinvestment
   of dividends and distributions                            123           34
  Cost of shares repurchased                                 (39)        (302)
                                                     -----------  -----------
  Net increase from Class 2 transactions                   6,398       26,702
 Net increase (decrease) in net                      -----------  -----------
  assets resulting from capital share
  transactions                                            10,499       51,358
                                                     -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   18,332       55,083

NET ASSETS:
Beginning of period                                       65,083         10,000
                                                     -----------  -----------
End of period                                            $83,415      $65,083
                                                    ============ ============
Undistributed net investment income (distributions
 in excess of net income)                                   $129         $261
                                                    ============ ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            353,465    2,519,706
  Shares issued on reinvestment of dividends
   and distributions                                      14,709        7,034
  Shares repurchased                                      (6,839)     (44,653)
                                                     -----------  -----------
   Net increase (decrease) in shares outstanding         361,335    2,482,087
                                                    ============ ============
 Class 2:
  Shares sold                                            555,757    2,709,210
  Shares issued on reinvestment of dividends
   and distributions                                      10,726        3,570
  Shares repurchased                                      (3,499)     (30,258)
                                                     -----------  -----------
   Net increase in shares outstanding                    562,984    2,682,522
                                                    ============ ============


                                                         Growth-
                                                     Income Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999           1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                             $13,929     $132,880      $119,829
Net realized gain (loss) on investments                  112,696    1,254,871     1,068,839
Net unrealized appreciation (depreciation)
 on investments                                          116,969     (469,846)     (236,509)
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                              243,594      917,905       952,159
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (30,097)    (115,275)     (115,861)
 Class 2                                                     (4,6       (11,45         (5,220)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                (34,7      (126,72       (121,081)
Distributions from net realized gain on
 investments                                          (1,257,729)  (1,064,215)     (633,062)
                                                     -----------  -----------   -----------
Total dividends and distributions                     (1,292,471)  (1,190,940)     (754,143)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                1,257       30,036        79,575
  Proceeds from shares issued on reinvestment
   of dividends and distributions                      1,097,689    1,093,525       730,769
  Cost of shares repurchased                            (113,133)  (1,041,360)     (713,841)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti         985,813       82,201        96,503
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               57,496      474,135       363,643
  Proceeds from shares issued on reinvestment
   of dividends and distributions                        194,782       97,415        23,374
  Cost of shares repurchased                                (549)      (2,294)         (829)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                 251,729      569,256       386,188
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                         1,237,542      651,457       482,691
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  188,665      378,422       680,707

NET ASSETS:
Beginning of period                                    7,646,139    7,267,717     6,587,010
                                                     -----------  -----------   -----------
End of period                                         $7,834,804   $7,646,139    $7,267,717
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                $13,714      $34,526       $28,393
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             35,851      774,972     2,066,094
  Shares issued on reinvestment of dividends
   and distributions                                  34,671,173   30,452,267    20,193,738
  Shares repurchased                                  (3,155,701) (26,889,197)  (18,531,056)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding      31,551,323    4,338,042     3,728,776
                                                    ============ ============  ============
 Class 2:
  Shares sold                                          1,563,119   12,167,829     9,296,520
  Shares issued on reinvestment of dividends
   and distributions                                   6,154,235    2,709,787       643,598
  Shares repurchased                                     (16,395)     (59,137)      (23,804)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  7,700,959   14,818,479     9,916,314
                                                    ============ ============  ============

                                                          Asset
                                                 Allocation Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                             $ 5,313     $ 59,629      $ 57,128
Net realized gain (loss) on investments                   (2,150)     108,464       115,877
Net unrealized appreciation (depreciation)
 on investments                                           21,367      (42,237)        6,383
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                               24,530      125,856       179,388
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (12,197)     (51,835)      (51,238)
 Class 2                                                     (2,7        (7,68         (3,336)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                (14,9       (59,51        (54,574)
Distributions from net realized gain on
 investments                                            (108,804)    (115,203)      (78,277)
                                                     -----------  -----------   -----------
Total dividends and distributions                       (123,743)    (174,721)     (132,851)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                  945       16,085        55,514
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         99,814      154,558       126,847
  Cost of shares repurchased                             (27,140)    (231,188)     (120,895)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          73,619      (60,545)       61,466
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                               16,286      138,364       121,817
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         23,929       20,163         6,004
  Cost of shares repurchased                              (1,014)      (5,215)         (195)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                  39,201      153,312       127,626
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                           112,820       92,767       189,092
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   13,607       43,902       235,629

NET ASSETS:
Beginning of period                                    1,714,513    1,670,611     1,434,982
                                                     -----------  -----------   -----------
End of period                                         $1,728,120   $1,714,513    $1,670,611
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                 $5,116      $14,824       $14,723
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             61,842    1,006,722     3,472,672
  Shares issued on reinvestment of dividends
   and distributions                                   6,831,915    9,936,348     8,206,467
  Shares repurchased                                  (1,747,496) (14,375,597)   (7,525,015)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding       5,146,261   (3,432,527)    4,154,124
                                                    ============ ============  ============
 Class 2:
  Shares sold                                          1,035,600    8,584,297     7,514,429
  Shares issued on reinvestment of dividends
   and distributions                                   1,637,814    1,294,397       385,691
  Shares repurchased                                     (66,355)    (326,832)      (12,673)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                  2,607,059    9,551,862     7,887,447
                                                    ============ ============  ============



                                                       Bond Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                              $1,621      $17,076       $12,668
Net realized gain (loss) on investments                     (155)      (1,349)        1,054
Net unrealized appreciation (depreciation)
 on investments                                               50      (10,336)       (4,888)
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                1,516        5,391         8,834
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (3,003)     (12,348)       (9,573)
 Class 2                                                     (1,4        (3,82         (1,605)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                 (4,4       (16,17        (11,178)
Distributions from net realized gain on
 investments                                                           (1,080)       (1,717)
                                                     -----------  -----------   -----------
Total dividends and distributions                         (4,425)     (17,256)      (12,895)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                  226       23,707        64,860
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          3,003       13,208        11,132
  Cost of shares repurchased                              (5,507)     (40,585)      (18,584)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          (2,278)      (3,670)       57,408
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                                5,106       37,873        33,674
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          1,422        4,048         1,763
  Cost of shares repurchased                                (424)      (4,348)       (1,431)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                   6,104       37,573        34,006
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                             3,826       33,903        91,414
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      917       22,038        87,353

NET ASSETS:
Beginning of period                                      253,317      231,279       143,926
                                                     -----------  -----------   -----------
End of period                                           $254,234     $253,317      $231,279
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                 $1,580       $4,385        $3,506
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             22,935    2,350,427     6,220,296
  Shares issued on reinvestment of dividends
   and distributions                                     308,959    1,326,283     1,070,589
  Shares repurchased                                    (559,581)  (4,049,517)   (1,789,981)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding        (227,687)    (372,807)    5,500,904
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            517,185    3,794,942     3,219,589
  Shares issued on reinvestment of dividends
   and distributions                                     146,356      407,478       169,961
  Shares repurchased                                     (43,351)    (435,922)     (137,744)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                    620,190    3,766,498     3,251,806
                                                    ============ ============  ============


                                                      High-Yield
                                                       Bond Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                              $5,386      $66,908       $70,319
Net realized gain (loss) on investments                     (922)     (13,757)        6,948
Net unrealized appreciation (depreciation)
 on investments                                            7,971      (22,449)      (66,774)
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                               12,435       30,702        10,493
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                 (13,126)     (64,228)      (65,776)
 Class 2                                                     (2,1        (7,68         (3,726)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                (15,2       (71,91        (69,502)
Distributions from net realized gain on
 investments                                                          (10,695)       (8,320)
                                                     -----------  -----------   -----------
Total dividends and distributions                        (15,264)     (82,607)      (77,822)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                1,744       18,289        45,293
  Proceeds from shares issued on reinvestment
   of dividends and distributions                         13,126       73,957        73,843
  Cost of shares repurchased                             (15,279)    (171,534)     (107,252)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti            (409)     (79,288)       11,884
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                                3,289       30,578        49,128
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          2,138        8,650         3,979
  Cost of shares repurchased                                (940)      (6,260)       (1,418)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                   4,487       32,968        51,689
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                             4,078      (46,320)       63,573
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,249      (98,225)       (3,756)

NET ASSETS:
Beginning of period                                      684,077      782,302       786,058
                                                     -----------  -----------   -----------
End of period                                           $685,326     $684,077      $782,302
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                 $4,014      $13,841       $17,744
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                            136,572    1,381,259     3,143,506
  Shares issued on reinvestment of dividends
   and distributions                                   1,034,422    5,670,708     5,138,832
  Shares repurchased                                  (1,188,364) (12,975,153)   (7,540,786)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding         (17,370)  (5,923,186)      741,552
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            254,659    2,325,235     3,361,669
  Shares issued on reinvestment of dividends
   and distributions                                     168,481      665,715       280,937
  Shares repurchased                                     (73,302)    (480,054)     (105,506)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                    349,838    2,510,896     3,537,100
                                                    ============ ============  ============



                                                U.S. Government/
                                                      AAA-Rated
                                                 Securities Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                              $2,476      $32,028       $30,885
Net realized gain (loss) on investments                     (450)      (3,881)        4,748
Net unrealized appreciation (depreciation)
 on investments                                           (3,972)     (27,213)        5,763
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                               (1,946)         934        41,396
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (6,962)     (30,055)      (29,472)
 Class 2                                                       (7        (2,22           (938)
                                                     -----------  -----------   -----------
  Total dividends from net investment income                 (7,7       (32,28        (30,410)
Distributions from net realized gain on
 investments                                                   -            -             -
                                                     -----------  -----------   -----------
Total dividends and distributions                         (7,718)     (32,282)      (30,410)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                  941       27,407        97,521
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          6,961       30,055        29,472
  Cost of shares repurchased                             (10,015)    (133,690)      (71,432)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          (2,113)     (76,228)       55,561
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                                1,753       22,324        26,930
  Proceeds from shares issued on reinvestment
   of dividends and distributions                            757        2,227           938
  Cost of shares repurchased                                (358)      (7,625)       (3,235)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                   2,152       16,926        24,633
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                                39      (59,302)       80,194
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (9,625)     (90,650)       91,180

NET ASSETS:
Beginning of period                                      478,179      568,829       477,649
                                                     -----------  -----------   -----------
End of period                                           $468,554     $478,179      $568,829
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                 $2,310       $7,682        $7,936
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                             87,758    2,460,496     8,582,116
  Shares issued on reinvestment of dividends
   and distributions                                     659,229    2,735,646     2,630,834
  Shares repurchased                                    (935,749) (12,168,746)   (6,349,283)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding        (188,762)  (6,972,604)    4,863,667
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            162,396    2,025,288     2,379,800
  Shares issued on reinvestment of dividends
   and distributions                                      71,621      203,277        83,414
  Shares repurchased                                     (33,738)    (691,609)     (287,245)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                    200,279    1,536,956     2,175,969
                                                    ============ ============  ============


                                                 Cash Management
                                                            Fund
                                                --------------------------------------------------
                                                    Period ended   Year ended    Year ended
                                                    December 31, November 30,  November 30,
                                                        1999 (1)         1999          1998
----------------------------------                   -----------  -----------   -----------
OPERATIONS:
Net investment income (loss)                              $1,610      $14,942       $13,045
Net realized gain (loss) on investments                        -            -             1
Net unrealized appreciation (depreciation)
 on investments                                                2           (3)            -
                                                     -----------  -----------   -----------
 Net increase (decrease) in net assets
  resulting from operations                                1,612       14,939        13,046
                                                     -----------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                  (3,707)     (13,032)      (11,431)
 Class 2                                                    (526)        (1,66           (984)
                                                     -----------  -----------   -----------
  Total dividends from net investment income              (4,233)       (14,69        (12,415)
Distributions from net realized gain on
 investments                                                   -            -             -
                                                     -----------  -----------   -----------
Total dividends and distributions                         (4,233)     (14,699)      (12,415)
                                                     -----------  -----------   -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                               19,537      282,973       269,818
  Proceeds from shares issued on reinvestment
   of dividends and distributions                          3,707       13,032        11,431
  Cost of shares repurchased                             (10,257)    (239,463)     (258,426)
                                                     -----------  -----------   -----------
  Net increase (decrease) from Class 1 transacti          12,987       56,542        22,823
                                                     -----------  -----------   -----------
 Class 2:
  Proceeds from shares sold                                4,545       41,842        40,995
  Proceeds from shares issued on reinvestment
   of dividends and distributions                            526        1,667           984
  Cost of shares repurchased                              (4,794)     (29,551)      (21,792)
                                                     -----------  -----------   -----------
  Net increase from Class 2 transactions                     277       13,958        20,187
 Net increase (decrease) in net                      -----------  -----------   -----------
  assets resulting from capital share
  transactions                                            13,264       70,500        43,010
                                                     -----------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   10,643       70,740        43,641

NET ASSETS:
Beginning of period                                      354,256      283,516       239,875
                                                     -----------  -----------   -----------
End of period                                           $364,899     $354,256      $283,516
                                                    ============ ============  ============
Undistributed net investment income (distributions
 in excess of net income)                                 $1,592       $4,215        $3,971
                                                    ============ ============  ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                          1,759,589   25,510,844    24,352,691
  Shares issued on reinvestment of dividends
   and distributions                                     336,087    1,182,023     1,037,352
  Shares repurchased                                    (922,781) (21,593,174)  (23,299,957)
                                                     -----------  -----------   -----------
   Net increase (decrease) in shares outstanding       1,172,895    5,099,693     2,090,086
                                                    ============ ============  ============
 Class 2:
  Shares sold                                            409,857    3,773,972     3,700,810
  Shares issued on reinvestment of dividends
   and distributions                                      47,642      151,230        89,256
  Shares repurchased                                    (431,087)  (2,666,463)   (1,966,921)
                                                     -----------  -----------   -----------
   Net increase in shares outstanding                     26,412    1,258,739     1,823,145
                                                    ============ ============  ============


(1) Represents the one month ended December 31, 1999.
(2) For the period April 30, 1998, commencement of operations, through November 30, 1998.
(3) For the period June 17, 1999, commencement of operations, through November 30, 1999.
(4) Represents initial capitalization from the sale of 1,000,000 Class 1 shares of beneficial interest.

See Notes to Financial Statements


Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Variable Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 11 different funds. The 11th fund, the New World Fund, commenced operations on June 17, 1999. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the United States and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; New World Fund - long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets. International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund - high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

  Each fund offers Class 1 and Class 2 shares. Class 1 shares are not subject to either an initial or contingent deferred sales charge nor have they adopted a plan of distribution to cover any distribution expenses. Class 2 shares are subject to certain fees pursuant to a Plan of Distribution. Holders of both classes of shares have identical voting, dividend, liquidation and other rights and shall have exclusive rights to vote on matters affecting only their classes. The shares of each class represent an interest in the same portfolio of investments of each fund.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The series' year-end changed from November 30 to December 31 effective December 1, 1999. The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the series to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the series will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The series enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The series' use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The series records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the series has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are prorated between the classes based on the relative net assets of each class. Distribution and any other class-specific expenses, if any, are calculated daily at the class level based on the relative daily net assets of each class and the specific expense rate applicable to each class.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.
TAXATION - Dividend and Interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION - Each fund in the series intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal period. As a regulated investment company, each fund in the series is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund had net capital loss carryforwards available at December 31, 1999 and at November 30, 1999. The Asset Allocation Fund had a net capital loss carryforward available at December 31, 1999. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2003 through 2007, and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Tax basis disclosures as of and for the one month ended December 31, 1999 and as of and for the year ended November 30, 1999 are as follows:


                                                                      (dollars in
                                  Global    Global Small              thousands)
                                  Growth   Capitalization    Growth   International
                                    Fund            Fund       Fund         Fund
 As of and for the one-month period
  Ended December 31, 1999:

 For the one month
  ended December 31, 1999:

  Net capital gain (loss)        $    7,97 $          8,25 $    65,10 $      70,763
  Net currency gain (loss)                                                       29

 As of December 31, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                     284,23           91,69   4,613,55     2,253,753
  Unrealized
   depreciation                      19,53           13,35     265,15        43,190
  Net unrealized
   appreciation
   (depreciation)                   264,69           78,34   4,348,39     2,210,563
  Cost of portfolio
   securities                       460,36          210,08   5,026,39     2,292,163

 Capital loss carryforward at
  December 31, 1999                                                               -


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30, 1999:

  Net capital gain (loss)        $   28,85 $         24,69 $ 1,260,93 $     395,686
  Net currency gain (loss)               3                         22            (7)
  Losses during the period
   November 1, 1999 to
   November 30, 1999 deferred to
   fiscal period ending
   December 31,1999 related to
   the following:
    Currency                           -                                          -
    Capital gains                      -                                          -

 As of November 30, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                     183,39           70,06   3,561,22     1,650,486
  Unrealized
   depreciation                      21,56           12,62     332,07        63,586
  Net unrealized
   appreciation
   (depreciation)                   161,83           57,44   3,229,14     1,586,900
  Cost of portfolio
   securities                       440,18          182,72   5,033,49     2,244,736

 Capital loss carryforward at
  November 30, 1999                                                               -


                                                                      (dollars in
                                                                      thousands)
                                     New         Growth-      Asset
                                   World          Income   Allocation       Bond
                                    Fund            Fund       Fund         Fund
 As of and for the one-month period
  Ended December 31, 1999:

 For the one month
  ended December 31, 1999:

  Net capital gain (loss)        $      27 $        112,69 $    (2,15 $        (154)
  Net currency gain (loss)               (                                       (2)

 As of December 31, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                      12,75        1,849,34     373,63         4,134
  Unrealized
   depreciation                       1,58          735,96     116,63        16,210
  Net unrealized
   appreciation
   (depreciation)                    11,17        1,113,37     257,00       (12,076)
  Cost of portfolio
   securities                        71,65        6,715,43   1,463,07       262,762

 Capital loss carryforward at
  December 31, 1999                                              2,15         1,500


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30, 1999:

  Net capital gain (loss)           19 *   $      1,254,89 $   108,47 $      (1,346)
  Net currency gain (loss)         (10)*                (2         (1           (21)
  Losses during the period
   November 1, 1999 to
   November 30, 1999 deferred to
   fiscal period ending
   December 31,1999 related to
   the following:
    Currency                                                                      1
    Capital gains                                                                 -

 As of November 30, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                       6,06        1,686,83     344,10         3,495
  Unrealized
   depreciation                       2,62          690,43     108,47        15,620
  Net unrealized
   appreciation
   (depreciation)                     3,44          996,40     235,63       (12,125)
  Cost of portfolio
   securities                        63,48        6,660,33   1,479,34       261,075

 Capital loss carryforward at
  November 30, 1999                                                           1,346


                                                           (dollars in
                                                           thousands)
                                 High-Yiel U.S. Government     Cash
                                    Bond       AAA-Rated   Management
                                    Fund   Securities Fund     Fund
 As of and for the one-month period
  Ended December 31, 1999:

 For the one month
  ended December 31, 1999:

  Net capital gain (loss)        $     (97 $           (73           -
  Net currency gain (loss)             (11                           -

 As of December 31, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                      51,35              72 $         1
  Unrealized
   depreciation                     105,42           16,36           2
  Net unrealized
   appreciation
   (depreciation)                   (54,07          (15,64          (1)
  Cost of portfolio
   securities                       729,24          480,66     365,701

 Capital loss carryforward at
  December 31, 1999                  19,70           19,85           -


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30, 1999:

  Net capital gain (loss)        $  (18,72 $         (3,59           -
  Net currency gain (loss)            1,40                           -
  Losses during the period
   November 1, 1999 to
   November 30, 1999 deferred to
   fiscal period ending
   December 31,1999 related to
   the following:
    Currency                                                         -
    Capital gains                                       28           -

 As of November 30, 1999 (excluding
  forward currency contracts):

  Unrealized
   appreciation                      42,03            1,59        -
  Unrealized
   depreciation                     104,23           13,25 $         3
  Net unrealized
   appreciation
   (depreciation)                   (62,19          (11,66          (3)
  Cost of portfolio
   securities                       735,08          482,11     355,124

 Capital loss carryforward at
  November 30, 1999                  18,72           19,12           -


 *  For the period
  June 17, 1999,
  commencement of operations,
  through November 30, 1999.


4.  FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fees for management services were incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following annual rates: Global Growth Fund - 0.69% of the first $600 million of average net assets; 0.59% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.53% of such assets in excess of $1.2 billion; Global Small Capitalization Fund - 0.80% of the first $600 million of average net assets; and 0.74% of such assets in excess of $600 million; Growth Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; 0.37% of such assets in excess of $2.0 billion but not exceeding $3.2 billion; 0.35% of such assets in excess of $3.2 billion but not exceeding $5.2 billion; 0.33% of such assets in excess of $5.2 billion but not exceeding $8.4 billion; and 0.315% of such assets in excess of $8.4 billion; International Fund -0.78% of the first $600 million of average net assets; 0.60% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.48% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.465% of such assets in excess of $2.0 billion; New World Fund - 0.85% of average net assets; Growth-Income Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.32% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; 0.285% of such assets in excess of $4.0 billion but not exceeding $6.5 billion; 0.256% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; and 0.242% of such assets in excess of $10.5 billion; Asset Allocation Fund - 0.50% of the first $600 million of average net assets; 0.42% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.36% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.32% of such assets in excess of $2.0 billion; Bond Fund - 0.60% of the first $30 million of average net assets; and 0.50% of such assets in excess of $30 million; High-Yield Bond Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.46% of such assets in excess of $600 million; U.S. Government/AAA-Rated Securities Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.40% of such assets in excess of $600 million; Cash Management Fund - 0.50% of the first $100 million of average net assets; 0.42% of such assets in excess of $100 million but not exceeding $400 million; and 0.38% of such assets in excess of $400 million.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, each fund may expend 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the one month ended December 31, 1999 and the year ended November 30, 1999, distribution expenses under the Plan for the series aggregated $765,000 and $5,710,000 respectively. As of December 31, 1999 and November 30, 1999, accrued and unpaid distribution expenses were $765,000 and $671,000, respectively.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of December 31, 1999 and November 30, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption
(1993) net of any payments to Trustees, were $694,000 and $628,000, respectively. Certain Trustees and officers of the series are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the series.

5.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The following table presents additional information as of and for the periods ended December 31, 1999 and November 30, 1999:

                 (dollars in
                 thousands)

                                  Global    Global Small
                                  Growth   Capitalization   Growth   Interna-
                                    Fund            Fund      Fund   tional Fund
 As of and for the one month period
  ended December 31, 1999:

 For the month
  ended December 31,1999:
  Purchases of
   investment
   securities (1)                $   17,49 $         32,64 $  268,85 $    57,137
  Sales of invest-
   ment securities (1)               15,99           15,77    211,81     149,840
  Non-U.S taxes withheld on
   dividend and interest income          2                                   277
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                               29

 As of December 31, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                        7,97            8,06     65,10      70,763
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                    17               (        51         543
  Paid-in capital                   455,11          202,42  4,959,34   2,221,997


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30,1999:
  Purchases of
   investment
   securities (1)                $  245,15 $        166,68 $2,408,19 $ 1,217,049
  Sales of invest-
   ment securities (1)               87,80           95,38  2,755,32   1,537,097
  Non-U.S taxes withheld on
   dividend and interest income         28               5                 5,367
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts and other receivables
   and payables                          3                        22        (208)

 As of November 30, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                       28,66           24,63  1,262,76     393,901
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                    (3               (       (61     (26,144)
  Paid-in capital                   395,69          156,17  3,710,70   1,841,532




                                     New         Growth-     Asset
                                   World          Income   Allocatio     Bond
                                    Fund            Fund      Fund       Fund
 As of and for the one month period
  ended December 31, 1999:

 For the month
  ended December 31,1999:
  Purchases of
   investment
   securities (1)                $    4,99 $        182,07 $   27,75 $    12,417
  Sales of invest-
   ment securities (1)                1,49          245,06     22,49      16,510
  Non-U.S taxes withheld on
   dividend and interest income                           -                    -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                          (                                    (1)

 As of December 31, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                          25          112,95     (2,15      (1,500)
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                                     (         8           1
  Paid-in capital                    71,85        6,594,76  1,468,15     266,238


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30,1999:
  Purchases of
   investment
   securities (1)                $   49,16 $      2,765,69 $  573,97 $   115,202
  Sales of invest-
   ment securities (1)                  23        3,323,95    591,35      85,155
  Non-U.S taxes withheld on
   dividend and interest income                                                -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts and other receivables
   and payables                         (1              (2        (3        (152)

 As of November 30, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                           1        1,257,98    108,72      (1,346)
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                     1               2         1          21
  Paid-in capital                    61,35        5,357,22  1,355,33     262,412




                                 High-Yiel U.S. Government    Cash
                                    Bond       AAA-Rated   Management
                                    Fund   Securities Fund    Fund
 As of and for the one month period
  ended December 31, 1999:

 For the month
  ended December 31,1999:
  Purchases of
   investment
   securities (1)                $   10,37 $          8,53          -
  Sales of invest-
   ment securities (1)                8,70           17,06          -
  Non-U.S taxes withheld on
   dividend and interest income                                     -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                          (                          -

 As of December 31, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                      (19,70          (19,85          -
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                    (5              13          -
  Paid-in capital                   754,90          501,74 $  363,308


 As of and for the year ended
  November 30, 1999:

 For the year
  ended November 30,1999:
  Purchases of
   investment
   securities (1)                $  214,02 $        296,42          -
  Sales of invest-
   ment securities (1)              281,57          343,12          -
  Non-U.S taxes withheld on
   dividend and interest income                                     -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts and other receivables
   and payables                        (37                          -

 As of November 30, 1999:
  Accumulated
   undistributed
   net realized
   gain (loss) on
   investments                      (18,72          (19,53          -
  Reclassification from (to)
   undistributed net investment
   income to (from)undistributed
   net realized gain                 (1,10                 $       (1)
  Paid-in capital                   750,82          501,70    350,044


 (1)  Excludes short-
 term securities

 (2)  For the period
  June 17, 1999,
  commencement of operations,
  through November 30, 1999.


Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the one month ended December 31, 1999 and the year ended November 30, 1999, custodian fees for the series aggregated $224,000 and $2,033,000, respectively, of which $11,000 and $94,000, respectively, were paid by these credits rather than in cash.

The High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


 Non-U.S. Currency Sale Contracts
                                                                     Contract
                                                                       Amount
                                                                 ---------------


                                                          Fund       Non-U.S.           U.S.
                                                 --------------- -------------- ---------------
 At December 31, 1999:                    Euro
                                      expiring   High-Yield Bond       4,330,00       4,549,000
                                1/24-2/24/2000

                                British Pounds
                                      expiring   High-Yield Bond       6,696,00      10,831,000
                                 2/1-3/17/2000

 At November 30, 1999:                    Euro
                                      expiring   High-Yield Bond       4,330,00       4,596,000
                               12/6/1999-2/24/2000

                                British Pounds
                                      expiring   High-Yield Bond       6,696,00      10,838,000
                              12/17/1999-2/10/2000


                                                                         U.S.
                                                                    Valuation
                                                                 -----------------
                                                                                  Unrealized
                                                                                Appreciation
                                                          Fund         Amount   (Depreciation)
                                                 --------------- -------------- ---------------
 At December 31, 1999:                    Euro
                                      expiring   High-Yield Bond       4,372,00         177,000
                                1/24-2/24/2000

                                British Pounds
                                      expiring   High-Yield Bond      10,821,00          10,000
                                 2/1-3/17/2000

 At November 30, 1999:                    Euro
                                      expiring   High-Yield Bond       4,382,00         214,000
                               12/6/1999-2/24/2000

                                British Pounds
                                      expiring   High-Yield Bond      10,698,00         140,000
                              12/17/1999-2/10/2000


PER-SHARE
DATA AND
RATIOS
                                                Net gains
                                                (losses) on
                                                securitie   Total DividendDistri-
                                Net asse    Net    (both     from (from nebutions
                                 value, invest-  realized invest- invest-   (from   Total
Year                            beginnin   ment     and      ment    ment capital distri-
Ended (1)                       of year  income unrealizeoperationincome)  gains) butions
---------                       -----------------------------------------------------------
Global Growth Fund (2)
 Class 1
11/30/1997                       $10.00    $.06    $ .59    $ .65   $(.03)      -   $(.03)
11/30/1998                        10.62     .13     2.43     2.56    (.14)  $(.02)   (.16)
11/30/1999                        13.02     .14     6.39     6.53    (.12)   (.44)   (.56)
12/31/1999                        18.99     .01     3.43     3.44    (.11)   (.90)  (1.01)
 Class 2
11/30/1997                        10.00     .03      .60      .63    (.02)      -    (.02)
11/30/1998                        10.61     .10     2.44     2.54    (.11)   (.02)   (.13)
11/30/1999                        13.02     .11     6.37     6.48    (.08)   (.44)   (.52)
12/31/1999                        18.98     .01     3.42     3.43    (.10)   (.90)  (1.00)
Global Small
 Capitalization Fund (4)
 Class 1
11/30/1998                       $10.00    $.07    $(.92)   $(.85)  $(.04)     -    $(.04)
11/30/1999                         9.11     .06     8.20     8.26    (.08)  $(.13)   (.21)
12/31/1999                        17.16       -     1.92     1.92    (.01)  (1.70)  (1.71)
 Class 2
11/30/1998                        10.00     .04     (.91)    (.87)   (.03)     -     (.03)
11/30/1999                         9.10     .04     8.19     8.23    (.06)   (.13)   (.19)
12/31/1999                        17.14       -     1.92     1.92       -   (1.70)  (1.70)
Growth Fund
 Class 1
11/30/1995                        31.94     .33    10.63    10.96    (.29)   (.80)  (1.09)
11/30/1996                        41.81     .24     5.17     5.41    (.29)  (3.40)  (3.69)
11/30/1997                        43.53     .27     9.61     9.88    (.27)  (3.02)  (3.29)
11/30/1998                        50.12     .19    10.91    11.10    (.17)  (6.14)  (6.31)
11/30/1999                        54.91     .11    25.35    25.46    (.14)  (8.11)  (8.25)
12/31/1999                        72.12     .01     9.64     9.65    (.05) (11.10) (11.15)
 Class 2 (5)
11/30/1997                        40.59     .11     9.51     9.62    (.12)      -    (.12)
11/30/1998                        50.09     .08    10.90    10.98    (.05)  (6.14)  (6.19)
11/30/1999                        54.88    (.02)   25.33    25.31    (.04)  (8.11)  (8.15)
12/31/1999                        72.04       -     9.63     9.63       -  (11.10) (11.10)
International Fund
 Class 1
11/30/1995                        13.27     .34     1.02     1.36    (.33)   (.41)   (.74)
11/30/1996                        13.89     .28     1.96     2.24    (.31)   (.29)   (.60)
11/30/1997                        15.53     .25     1.18     1.43    (.27)   (.62)   (.89)
11/30/1998                        16.07     .22     2.21     2.43    (.28)  (1.65)  (1.93)
11/30/1999                        16.57     .25     8.87     9.12    (.30)   (.31)   (.61)
12/31/1999                        25.08     .01     4.34     4.35    (.10)  (2.59)  (2.69)
 Class 2 (5)
11/30/1997                        15.86     .13      .23      .36    (.16)      -    (.16)
11/30/1998                        16.06     .20     2.19     2.39    (.24)  (1.65)  (1.89)
11/30/1999                        16.56     .10     8.98     9.08    (.26)   (.31)   (.57)
12/31/1999                        25.07     .01     4.33     4.34    (.09)  (2.59)  (2.68)
New World Fund (6)
 Class 1
11/30/1999                        10.00     .07      .51      .58    (.02)      -    (.02)
12/31/1999                        10.56     .01     1.25     1.26    (.04)   (.01)   (.05)
 Class 2
11/30/1999                        10.00     .06      .51      .57    (.02)      -    (.02)
12/31/1999                        10.55     .02     1.25     1.27    (.04)   (.01)   (.05)
Growth Income Fund
 Class 1
11/30/1995                        25.30     .73     7.20     7.93    (.73)  (1.03)  (1.76)
11/30/1996                        31.47     .71     5.55     6.26    (.74)  (1.26)  (2.00)
11/30/1997                        35.73     .73     6.78     7.51    (.72)  (2.55)  (3.27)
11/30/1998                        39.97     .67     4.60     5.27    (.68)  (3.83)  (4.51)
11/30/1999                        40.73     .69     3.94     4.63    (.66)  (6.00)  (6.66)
12/31/1999                        38.70     .06      .88      .94    (.18)  (6.38)  (6.56)
 Class 2 (5)
11/30/1997                        34.10     .37     5.82     6.19    (.35)       -   (.35)
11/30/1998                        39.94     .58     4.60     5.18    (.59)  (3.83)  (4.42)
11/30/1999                        40.70     .59     3.94     4.53    (.56)  (6.00)  (6.56)
12/31/1999                        38.67     .07      .87      .94    (.16)  (6.38)  (6.54)
Asset Allocation Fund
 Class 1
11/30/1995                        11.25     .50     2.69     3.19    (.50)   (.17)   (.67)
11/30/1996                        13.77     .53     1.89     2.42    (.53)   (.48)  (1.01)
11/30/1997                        15.18     .55     1.94     2.49    (.54)   (.97)  (1.51)
11/30/1998                        16.16     .58     1.27     1.85    (.57)   (.87)  (1.44)
11/30/1999                        16.57     .58      .60     1.18    (.57)  (1.15)  (1.72)
12/31/1999                        16.03     .05      .15      .20    (.14)  (1.02)  (1.16)
 Class 2 (5)
11/30/1997                        14.43     .29     1.69     1.98    (.26)      -    (.26)
11/30/1998                        16.15     .53     1.28     1.81    (.53)   (.87)  (1.40)
11/30/1999                        16.56     .53      .61     1.14    (.53)  (1.15)  (1.68)
12/31/1999                        16.02     .05      .14      .19    (.13)  (1.02)  (1.15)
Bond Fund (7)
 Class 1
11/30/1996                       $10.00    $.40     $.16     $.56   $(.25)      -   $(.25)
11/30/1997                        10.31     .63      .30      .93    (.62)      -    (.62)
11/30/1998                        10.62     .67     (.15)     .52    (.65)  $(.12)   (.77)
11/30/1999                        10.37     .73     (.50)     .23    (.69)   (.05)   (.74)
12/31/1999                         9.86     .07     (.01)     .06    (.18)      -    (.18)
 Class 2 (5)
11/30/1997                        10.11     .35      .46      .81    (.31)      -    (.31)
11/30/1998                        10.61     .65     (.15)     .50    (.63)   (.12)   (.75)
11/30/1999                        10.36     .67     (.47)     .20    (.66)   (.05)   (.71)
12/31/1999                         9.85     .06        -      .06    (.17)      -    (.17)
High-Yield Bond Fund
 Class 1
11/30/1995                       $  12.8 $  1.32   $1.10    $2.42  $(1.32)      -  $(1.32)
11/30/1996                        13.99    1.28      .54     1.82   (1.30)      -   (1.30)
11/30/1997                        14.51    1.29      .43     1.72   (1.27)      -   (1.27)
11/30/1998                        14.96    1.26    (1.04)     .22   (1.25)   (.16)  (1.41)
11/30/1999                        13.77    1.26     (.72)     .54   (1.31)   (.19)  (1.50)
12/31/1999                        12.81     .11      .12      .23    (.29)      -    (.29)
 Class 2 (5)
11/30/1997                        14.28     .69      .61     1.30    (.63)      -    (.63)
11/30/1998                        14.95    1.25    (1.06)     .19   (1.22)   (.16)  (1.38)
11/30/1999                        13.76    1.18     (.67)     .51   (1.28)   (.19)  (1.47)
12/31/1999                        12.80     .11      .12      .23    (.28)      -    (.28)
U.S. Government/AAA-Rated
 Securities Fund
 Class 1
11/30/1995                       $  10.8 $  0.82    $.71    $1.53   $(.81)      -   $(.81)
11/30/1996                        11.52     .83     (.24)     .59    (.82)      -    (.82)
11/30/1997                        11.29     .76     (.07)     .69    (.80)      -    (.80)
11/30/1998                        11.18     .68      .26      .94    (.69)      -    (.69)
11/30/1999                        11.43     .69     (.67)     .02    (.67)      -    (.67)
12/31/1999                        10.78     .06     (.10)    (.04)   (.18)      -    (.18)
 Class 2 (5)
11/30/1997                        10.83     .38      .33      .71    (.37)      -    (.37)
11/30/1998                        11.17     .68      .24      .92    (.67)      -    (.67)
11/30/1999                        11.42     .65     (.64)     .01    (.65)      -    (.65)
12/31/1999                        10.78     .05     (.10)    (.05)   (.17)      -    (.17)
Cash Management Fund
 Class 1
11/30/1995                        11.09     .63     (.02)     .61    (.59)      -    (.59)
11/30/1996                        11.11     .54      .01      .55    (.54)      -    (.54)
11/30/1997                        11.12     .57     (.01)     .56    (.55)      -    (.55)
11/30/1998                        11.13     .57     (.01)     .56    (.56)      -    (.56)
11/30/1999                        11.13     .49      .02      .51    (.51)      -    (.51)
12/31/1999                        11.13     .05        -      .05    (.13)      -    (.13)
 Class 2 (5)
11/30/1997                        11.07     .28      .03      .31    (.26)      -    (.26)
11/30/1998                        11.12     .55     (.02)     .53    (.53)      -    (.53)
11/30/1999                        11.12     .48        -      .48    (.48)      -    (.48)
12/31/1999                        11.12     .05        -      .05    (.13)      -    (.13)







                                Net asset                Net assetRatio of
                                value,                     end of expenses
Year                             end of   Total          year (in to average
Ended (1)                          year  return          millions)net assets
---------                       -----------------        ------------------
Global Growth Fund (2)
 Class 1
11/30/1997                       $10.62   6.45     % (3)     $ 80      .44  % (3)
11/30/1998                        13.02  24.26                132      .75
11/30/1999                        18.99  51.89                272      .72
12/31/1999                        21.42  18.53       (3)      327      .06    (3)
 Class 2
11/30/1997                        10.61   6.28       (3)       46      .57    (3)
11/30/1998                        13.02  24.06                124     1.00
11/30/1999                        18.98  51.45                316      .96
12/31/1999                        21.41  18.47       (3)      399      .08    (3)
Global Small
 Capitalization Fund (4)
 Class 1
11/30/1998                       $ 9.11  (8.31)    % (3)      $55      .51  % (3)
11/30/1999                        17.16  92.15                150      .82
12/31/1999                        17.37  11.70       (3)      178      .07    (3)
 Class 2
11/30/1998                         9.10  (8.49)      (3)       17      .64    (3)
11/30/1999                        17.14  91.86                 88     1.06
12/31/1999                        17.36  11.69       (3)      111      .09    (3)
Growth Fund
 Class 1
11/30/1995                        41.81  35.35              3,154      .47
11/30/1996                        43.53  14.32              3,860      .44
11/30/1997                        50.12  24.57              4,671      .42
11/30/1998                        54.91  25.27              5,313      .41
11/30/1999                        72.12  52.55              7,270      .39
12/31/1999                        70.62  14.45       (3)    8,224      .03    (3)
 Class 2 (5)
11/30/1997                        50.09  23.73       (3)       75      .37    (3)
11/30/1998                        54.88  24.97                310      .66
11/30/1999                        72.04  52.22                937      .64
12/31/1999                        70.57  14.44       (3)    1,149      .05    (3)
International Fund
 Class 1
11/30/1995                        13.89  10.78              1,703      .75
11/30/1996                        15.53  16.66              2,370      .69
11/30/1997                        16.07   9.52              2,612      .67
11/30/1998                        16.57  16.94              2,593      .66
11/30/1999                        25.08  56.48              3,526      .61
12/31/1999                        26.74  18.18       (3)    4,113      .05    (3)
 Class 2 (5)
11/30/1997                        16.06   2.20       (3)       48      .53    (3)
11/30/1998                        16.56  16.63                126      .91
11/30/1999                        25.07  56.16                311      .85
12/31/1999                        26.73  18.16       (3)      391      .07    (3)
New World Fund (6)
 Class 1
11/30/1999                        10.56   5.87       (3)       37      .43    (3)
12/31/1999                        11.77  11.88       (3)       45      .08    (3)
 Class 2
11/30/1999                        10.55   5.71       (3)       28      .57    (3)
12/31/1999                        11.77  11.87       (3)       38      .10    (3)
Growth Income Fund
 Class 1
11/30/1995                        31.47  33.14              3,953      .44
11/30/1996                        35.73  21.02              5,249      .41
11/30/1997                        39.97  22.92              6,430      .38
11/30/1998                        40.73  14.77              6,704      .36
11/30/1999                        38.70  12.86              6,537      .35
12/31/1999                        33.08   3.21       (3)    6,632      .03    (3)
 Class 2 (5)
11/30/1997                        39.94  18.18       (3)      157      .35    (3)
11/30/1998                        40.70  14.49                564      .61
11/30/1999                        38.67  12.59              1,109      .60
12/31/1999                        33.07   3.19       (3)    1,203      .05    (3)
Asset Allocation Fund
 Class 1
11/30/1995                        13.77  29.45                870      .52
11/30/1996                        15.18  18.65              1,141      .49
11/30/1997                        16.16  17.90              1,393      .47
11/30/1998                        16.57  12.32              1,497      .45
11/30/1999                        16.03   7.65              1,394      .44
12/31/1999                        15.07   1.45       (3)    1,387      .04    (3)
 Class 2 (5)
11/30/1997                        16.15  13.80       (3)       42      .40    (3)
11/30/1998                          16.5 12.05                173      .70
11/30/1999                        16.02   7.39                321      .69
12/31/1999                        15.06   1.42       (3)      341      .06    (3)
Bond Fund (7)
 Class 1
11/30/1996                       $10.31   5.74     % (3)     $ 77      .52  % (3)
11/30/1997                        10.62   9.36                132      .55
11/30/1998                        10.37   5.12                186      .54
11/30/1999                         9.86   2.33                173      .53
12/31/1999                         9.74    .59       (3)      169      .05    (3)
 Class 2 (5)
11/30/1997                        10.61   8.09       (3)       12      .44    (3)
11/30/1998                        10.36   4.85                 45      .78
11/30/1999                         9.85   2.07                 80      .78
12/31/1999                         9.74    .59       (3)       85      .07    (3)
High-Yield Bond Fund
 Class 1
11/30/1995                       $13.99  19.81         %    $ 534      .54      %
11/30/1996                        14.51  13.75                662      .53
11/30/1997                        14.96  12.45       (3)      765      .51
11/30/1998                        13.77   1.44                715      .51
11/30/1999                        12.81   4.22                589      .51
12/31/1999                        12.75   1.83       (3)      586      .04    (3)
 Class 2 (5)
11/30/1997                        14.95   9.20       (3)       21      .43    (3)
11/30/1998                        13.76   1.18                 68      .76
11/30/1999                        12.80   3.96                 95      .76
12/31/1999                        12.75   1.81       (3)       99      .07    (3)
U.S. Government/AAA-Rated
 Securities Fund
 Class 1
11/30/1995                       $11.52  14.73         %    $ 542      .54      %
11/30/1996                        11.29   5.49                512      .53
11/30/1997                        11.18   6.49                471      .52
11/30/1998                        11.43   8.72                537      .51
11/30/1999                        10.78    .24                431      .52
12/31/1999                        10.56   (.41)      (3)      421      .05    (3)
 Class 2 (5)
11/30/1997                        11.17   6.65       (3)        7      .44    (3)
11/30/1998                        11.42   8.46                 32      .75
11/30/1999                        10.78    .08                 47      .77
12/31/1999                        10.56   (.43)      (3)       48      .07    (3)
Cash Management Fund
 Class 1
11/30/1995                        11.11   5.65                193      .49
11/30/1996                        11.12   5.09                240      .47
11/30/1997                        11.13   5.21                226      .47
11/30/1998                        11.13   5.17                250      .46
11/30/1999                        11.13   4.73                306      .46
12/31/1999                        11.05    .46       (3)      317      .04    (3)
 Class 2 (5)
11/30/1997                          11.1  2.87       (3)       14      .41    (3)
11/30/1998                          11.1  4.92                 34      .70
11/30/1999                        11.12   4.47                 48      .71
12/31/1999                        11.04    .43       (3)       48      .06    (3)






                                  Ratio
                                 of net
                                income to       Portfolio
Year                            average         turnover
Ended (1)                       net assets          rate
---------                       ---------       ---------
Global Growth Fund (2)
 Class 1
11/30/1997                           .80  % (3)     13.22   % (3)
11/30/1998                          1.14            25.56
11/30/1999                          1.01            25.84
12/31/1999                           .06    (3)      2.65     (3)
 Class 2
11/30/1997                           .56    (3)     13.22     (3)
11/30/1998                           .87            25.56
11/30/1999                           .77            25.84
12/31/1999                           .04    (3)      2.65     (3)
Global Small
 Capitalization Fund (4)
 Class 1
11/30/1998                           .86  % (3)     28.20   % (3)
11/30/1999                           .53            80.55
12/31/1999                            -     (3)      6.65     (3)
 Class 2
11/30/1998                           .63    (3)     28.20     (3)
11/30/1999                           .25            80.55
12/31/1999                            -     (3)      6.65     (3)
Growth Fund
 Class 1
11/30/1995                           .92            35.47
11/30/1996                           .61            30.88
11/30/1997                           .59            45.14
11/30/1998                           .38            49.91
11/30/1999                           .19            36.81
12/31/1999                           .01    (3)      2.55     (3)
 Class 2 (5)
11/30/1997                           .08    (3)     45.14
11/30/1998                           .15            49.91
11/30/1999                            -             36.81
12/31/1999                            -     (3)      2.55     (3)
International Fund
 Class 1
11/30/1995                          2.64            24.66
11/30/1996                          1.99            32.08
11/30/1997                          1.56            50.12
11/30/1998                          1.36            34.08
11/30/1999                          1.18            41.99
12/31/1999                           .03    (3)      1.45     (3)
 Class 2 (5)
11/30/1997                           .34    (3)     50.12
11/30/1998                          1.03            34.08
11/30/1999                           .84            41.99
12/31/1999                           .01    (3)      1.45     (3)
New World Fund (6)
 Class 1
11/30/1999                          1.02    (3)       .81     (3)
12/31/1999                           .18    (3)      2.57     (3)
 Class 2
11/30/1999                           .95    (3)       .81     (3)
12/31/1999                           .16    (3)      2.57     (3)
Growth Income Fund
 Class 1
11/30/1995                          2.70            26.91
11/30/1996                          2.26            31.27
11/30/1997                          2.01            37.55
11/30/1998                          1.74            42.72
11/30/1999                          1.75            40.63
12/31/1999                           .18    (3)      2.69     (3)
 Class 2 (5)
11/30/1997                           .93    (3)     37.55
11/30/1998                          1.02            42.72
11/30/1999                          1.50            40.63
12/31/1999                           .16    (3)      2.69     (3)
Asset Allocation Fund
 Class 1
11/30/1995                          4.11            39.89
11/30/1996                          3.88            50.62
11/30/1997                          3.63            34.14
11/30/1998                          3.63            27.97
11/30/1999                          3.50            36.27
12/31/1999                           .31    (3)      1.42     (3)
 Class 2 (5)
11/30/1997                          1.81    (3)     34.14
11/30/1998                          3.39            27.97
11/30/1999                          3.24            36.27
12/31/1999                           .29    (3)      1.42     (3)
Bond Fund (7)
 Class 1
11/30/1996                          6.18  % (3)     32.83   % (3)
11/30/1997                          6.63            52.93
11/30/1998                          6.89            61.54
11/30/1999                          7.17            38.22
12/31/1999                           .65    (3)      5.48     (3)
 Class 2 (5)
11/30/1997                          3.50    (3)     52.93
11/30/1998                          6.62            61.54
11/30/1999                          6.94            38.22
12/31/1999                           .63    (3)      5.48     (3)
High-Yield Bond Fund
 Class 1
11/30/1995                         10.12      %     31.73       %
11/30/1996                          9.27            44.81
11/30/1997                          8.92            50.22
11/30/1998                          8.66            65.80
11/30/1999                          9.13            30.72
12/31/1999                           .79    (3)      1.36     (3)
 Class 2 (5)
11/30/1997                          4.92    (3)     50.22
11/30/1998                          8.60            65.80
11/30/1999                          8.86            30.72
12/31/1999                           .77    (3)      1.36     (3)
U.S. Government/AAA-Rated
 Securities Fund
 Class 1
11/30/1995                          7.37      %     30.11       %
11/30/1996                          7.33            30.45
11/30/1997                          6.73            53.80
11/30/1998                          6.11            89.25
11/30/1999                          6.06            58.30
12/31/1999                           .52    (3)      1.86     (3)
 Class 2 (5)
11/30/1997                          3.45    (3)     53.80
11/30/1998                          5.68            89.25
11/30/1999                          5.83            58.30
12/31/1999                           .51    (3)      1.86     (3)
Cash Management Fund
 Class 1
11/30/1995                          5.37                -
11/30/1996                          4.94                -
11/30/1997                          4.99                -
11/30/1998                          5.07                -
11/30/1999                          4.65                -
12/31/1999                           .45    (3)         -
 Class 2 (5)
11/30/1997                          2.80    (3)         -
11/30/1998                          4.75                -
11/30/1999                          4.40                -
12/31/1999                           .42    (3)         -

1 For the fiscal years ended November 30, 1995 through 1999 and the One month ended
 December 31,1999
2 Commenced operations April 30, 1997
3  Based on operations for the period shown and, accordingly, not representative of a full year.
4  Commenced operations April 30, 1998.
5  Shares offered for  sale commencing April 30, 1997.
6  Commenced operations June 17, 1999
7  Commenced operations January 2, 1996

See Notes to Financial Statements


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of American Variable Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Variable Insurance Series, hereafter referred to as the "Series") at December 31, 1999 and at November 30, 1999, the results of each of their operations, the changes in each of their net assets, and the per-share data and ratios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 and at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
January 18, 2000


[The American Funds Insurance Series (SM)]
AMERICAN VARIABLE INSURANCE SERIES

BOARD OF TRUSTEES

LEE A. AULT III
Los Angeles, California
Private investor and corporate director;
former Chief Executive Officer, Telecredit, Inc.

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President
and Chief Executive Officer,
The Mission Group; former President,
Southern California Edison Company

CHARLES H. BLACK, a founding
member of the Board, retired at
the end of 1999.  The Trustees wish
to thank him for his years of
leadership and contributions to the
series.

JOE E. DAVIS
Encino, California
Private investor; former Chairman of the Board, Linear Corporation; former President and
Chief Executive Officer,
National Health Enterprises, Inc.

MARTIN FENTON
San Diego, California
Managing Director,
Senior Resource Group, LLC
(development and management of
senior living communities)

LEONARD R. FULLER
Marina del Rey, California
President, Fuller Consulting
(financial management consulting)

MARY MYERS KAUPPILA
Boston, Massachusetts
Private investor;
former owner and President,
Energy Investment, Inc.

KIRK P. PENDLETON
Southampton, Pennsylvania
Chairman of the Board and
Chief Executive Officer,
Cairnwood, Inc. (venture capital investment)

JAMES F. ROTHENBERG
Los Angeles, California
Chairman of the Board of the series
President and Director,
Capital Research and Management Company

THOMAS E. TERRY
Los Angeles, California
Consultant; former Vice President and Secretary,
Capital Research and Management Company

OTHER OFFICERS

JAMES K. DUNTON
Los Angeles, California
President and Chief Executive Officer of the series
Senior Vice President and Director,
Capital Research and Management Company

MICHAEL J. DOWNER
Los Angeles, California
Senior Vice President of the series
Senior Vice President - Fund Business
Management Group,
Capital Research and Management Company

ABNER D. GOLDSTINE
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

DONALD D. O'NEAL
San Francisco, California
Senior Vice President of the series
Vice President, Capital Research and
Management Company

ALAN N. BERRO
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research Company

CLAUDIA P. HUNTINGTON
Los Angeles, California
Vice President of the series
Senior Vice President, Capital Research
and Management Company

ROBERT W. LOVELACE
Los Angeles, California
Vice President of the series
Vice President, Capital Research and
Management Company

JOHN H. SMET
Los Angeles, California
Vice President of the series
Vice President, Capital Research and
Management Company

SUSAN M. TOLSON
Los Angeles, California
Vice President of the series
Senior Vice President and Director,
Capital Research Company

CHAD L. NORTON
Los Angeles, California
Secretary of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

ROBERT P. SIMMER
Norfolk, Virginia
Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

SHERYL F. JOHNSON
Norfolk, Virginia
Assistant Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

DAVID A. PRITCHETT
Norfolk, Virginia
Assistant Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

OFFICES OF THE SERIES AND OF
THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
400 South Hope Street
Los Angeles, California 90071-2889

This report is for the information of American Variable Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Variable Insurance Series and the prospectus for the applicable insurance contract, which gives details about charges, expenses, investment objectives and operating policies. If used as sales material after March 31, 2000, this report must be accompanied by a statistical update for your variable annuity for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA BG/L/4253
(c)2000 American Funds Distributors, Inc.
Lit. No. VI-011-0100